UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21261
Rydex ETF Trust

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)
Carl Verboncoeur
Rydex ETF Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 2.2%
Boeing Co.	33,338	$2,037,285
General Dynamics Corp.	29,503	2,629,898
Goodrich Corp.	48,451	2,380,882
Honeywell International, Inc.	46,679	2,373,160
L-3 Communications Holdings, Inc.	26,653	2,630,385
Lockheed Martin Corp.	25,012	2,609,502
Northrop Grumman Corp.	36,067	2,430,555
Precision Castparts Corp.	23,128	2,160,849
Raytheon Co.	43,869	2,497,462
Rockwell Collins, Inc.	50,183	2,493,593
United Technologies Corp.	37,062	2,371,227

Total Aerospace & Defense		26,614,798

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	42,504	2,048,693
Expeditors International of Washington, Inc.	58,943	2,093,066
FedEx Corp.	31,595	2,490,950
United Parcel Service, Inc. — Class B	38,430	2,424,164

Total Air Freight & Logistics		9,056,873

Airlines 0.2%
Southwest Airlines Co.	179,759	2,802,443

Total Airlines		2,802,443

Auto Components 0.4%
Goodyear Tire & Rubber Co.*	122,446	2,403,615
Johnson Controls, Inc.	81,861	2,468,928

Total Auto Components		4,872,543

Automobiles 0.5%
Ford Motor Co.*	430,115	2,064,552
General Motors Corp.*	177,773	1,967,947
Harley-Davidson, Inc.	67,465	2,552,876

Total Automobiles		6,585,375

Beverages 1.7%
Anheuser-Busch Cos., Inc.	41,636	2,821,255
Brown-Forman Corp. — Class B	33,197	2,388,856
Coca-Cola Co.	47,483	2,445,375
Coca-Cola Enterprises, Inc.	139,360	2,359,365
Constellation Brands, Inc. — Class A*	127,854	2,751,418
Molson Coors Brewing Co. — Class B	45,784	2,470,962
Pepsi Bottling Group, Inc.	85,260	2,374,491
PepsiCo, Inc.	39,078	2,601,032

Total Beverages		20,212,754

Biotechnology 1.3%
Amgen, Inc.*	56,504	3,538,846
Biogen Idec, Inc.*	43,579	3,040,071
Celgene Corp.*	42,906	3,238,974
Genzyme Corp.*	37,326	2,861,038
Gilead Sciences, Inc.*	46,678	2,519,678

Total Biotechnology		15,198,607

Building Products 0.2%
Masco Corp.	153,584	2,532,600

Total Building Products		2,532,600

Capital Markets 3.1%
American Capital, Ltd.	92,566	1,880,941
Ameriprise Financial, Inc.	55,835	2,372,988
Bank of New York Mellon Corp.	62,377	2,214,384
Charles Schwab Corp.	116,021	2,655,721
E*TRADE Financial Corp.*	704,109	2,126,409
Federated Investors, Inc. — Class B	68,440	2,248,938
Franklin Resources, Inc.	25,072	2,522,494
Goldman Sachs Group, Inc.	13,705	2,522,268
Janus Capital Group, Inc.	83,286	2,526,897

		Market
	Shares	Value

Legg Mason, Inc.	49,101	$1,981,225
Lehman Brothers Holdings, Inc.	105,115	1,822,694
Merrill Lynch & Co., Inc.	69,881	1,862,329
Morgan Stanley	64,605	2,550,605
Northern Trust Corp.	34,167	2,670,834
State Street Corp.	36,964	2,648,101
T. Rowe Price Group, Inc.	41,880	2,506,518

Total Capital Markets		37,113,346

Chemicals 2.7%
Air Products & Chemicals, Inc.	24,694	2,351,116
Ashland, Inc.	49,682	2,075,217
Dow Chemical Co.	67,158	2,237,033
Du Pont (E.I.) de Nemours & Co.	54,564	2,390,449
Eastman Chemical Co.	35,180	2,109,393
Ecolab, Inc.	57,302	2,561,399
Hercules, Inc.	139,659	2,800,163
International Flavors & Fragrances, Inc.	62,900	2,529,838
Monsanto Co.	18,013	2,145,528
PPG Industries, Inc.	42,308	2,565,557
Praxair, Inc.	26,079	2,444,385
Rohm & Haas Co.	51,875	3,890,625
Sigma-Aldrich Corp.	44,917	2,728,259

Total Chemicals		32,828,962

Commercial Banks 3.5%
BB&T Corp.	100,006	2,802,168
Comerica, Inc.	82,940	2,382,037
Fifth Third Bancorp	239,615	3,347,422
First Horizon National Corp.*	318,147	2,990,582
Huntington Bancshares, Inc.	381,641	2,679,120
KeyCorp	220,071	2,321,749
M&T Bank Corp.	33,463	2,355,126
Marshall & Ilsley Corp.	141,867	2,156,378
National City Corp.	494,550	2,339,221
PNC Financial Services Group, Inc.	43,399	3,093,915
Regions Financial Corp.	215,449	2,042,457
SunTrust Banks, Inc.	72,732	2,986,376
U.S. Bancorp	84,481	2,585,963
Wachovia Corp.	144,922	2,502,803
Wells Fargo & Co.	101,241	3,064,565
Zions Bancorp	75,912	2,221,944

Total Commercial Banks		41,871,826

Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.*	187,037	2,263,148
Avery Dennison Corp.	54,785	2,411,088
Cintas Corp.	96,003	2,730,325
Equifax, Inc.	72,849	2,556,272
Mastercard, Inc. — Class A	7,422	1,812,081
Monster Worldwide, Inc.*	120,239	2,133,040
Pitney Bowes, Inc.	71,741	2,273,472
R.R. Donnelley & Sons Co.	82,149	2,193,378
Robert Half International, Inc.	100,186	2,533,704
Waste Management, Inc.	65,850	2,340,309

Total Commercial Services & Supplies		23,246,817

Communications Equipment 1.6%
Ciena Corp.*	97,652	2,018,467
Cisco Systems, Inc.*	102,451	2,252,897
Corning, Inc.	99,925	1,999,499
JDS Uniphase Corp.*	211,824	2,315,236
Juniper Networks, Inc.*	111,583	2,904,506
Motorola, Inc.	322,174	2,783,583
QUALCOMM, Inc.	52,168	2,886,977
Tellabs, Inc.*	504,347	2,592,344

Total Communications Equipment		19,753,509

Computers & Peripherals 2.3%
Apple, Inc.*	14,309	2,274,415

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Dell, Inc.*	107,116	$2,631,840
EMC Corp.*	156,134	2,343,571
Hewlett-Packard Co.	55,479	2,485,459
International Business Machines Corp.	20,550	2,629,989
Lexmark International, Inc. — Class A*	73,232	2,568,979
NetApp, Inc.*	108,903	2,782,472
QLogic Corp.*	166,355	3,134,128
SanDisk Corp.*	118,896	1,676,434
Sun Microsystems, Inc.*	225,947	2,401,817
Teradata Corp.*	109,600	2,566,832

Total Computers & Peripherals		27,495,936

Construction & Engineering 0.4%
Fluor Corp.	26,609	2,164,642
Jacobs Engineering Group, Inc.*	28,849	2,231,182

Total Construction & Engineering		4,395,824

Construction Materials 0.2%
Vulcan Materials Co.	39,521	2,536,853

Total Construction Materials		2,536,853

Consumer Finance 0.8%
American Express Co.	60,637	2,250,845
Capital One Financial Corp.	60,981	2,552,665
Discover Financial Services	174,108	2,550,682
SLM Corp.*	108,633	1,860,883

Total Consumer Finance		9,215,075

Containers & Packaging 0.9%
Ball Corp.	48,875	2,178,848
Bemis Co., Inc.	105,868	2,981,243
Pactiv Corp.*	111,437	2,686,746
Sealed Air Corp.	121,212	2,630,300

Total Containers & Packaging		10,477,137

Distributors 0.2%
Genuine Parts Co.	60,625	2,431,669

Total Distributors		2,431,669

Diversified Consumer Services 0.5%
Apollo Group, Inc. — Class A*	49,184	3,063,671
H&R Block, Inc.	112,662	2,741,067

Total Diversified Consumer Services		5,804,738

Diversified Financial Services 1.7%
Bank of America Corp.	91,043	2,995,315
CIT Group, Inc.	279,026	2,366,140
Citigroup, Inc.	129,092	2,412,729
CME Group, Inc.	5,820	2,095,956
IntercontinentalExchange, Inc.*	19,422	1,938,316
JPMorgan Chase & Co.	65,525	2,662,281
Leucadia National Corp.	51,477	2,304,625
Moody’s Corp.	66,264	2,306,650
NYSE Euronext	43,299	2,045,445

Total Diversified Financial Services		21,127,457

Diversified Telecommunication Services 1.5%
AT&T, Inc.	73,272	2,257,510
CenturyTel, Inc.	81,879	3,045,080
Embarq Corp.	57,534	2,633,331
Frontier Communications Corp.	230,854	2,668,672
Qwest Communications International, Inc.	641,904	2,458,493
Verizon Communications, Inc.	70,778	2,409,283
Windstream Corp.	198,576	2,367,026

Total Diversified Telecommunication Services		17,839,395

Electric Utilities 2.6%
Allegheny Energy, Inc.	47,980	2,322,232
American Electric Power Co., Inc.	60,928	2,406,656
Duke Energy Corp.	142,488	2,504,939
Edison International	48,694	2,353,868
Entergy Corp.	20,883	2,232,810

		Market
	Shares	Value

Exelon Corp.	27,932	$2,196,014
FirstEnergy Corp.	31,064	2,284,757
FPL Group, Inc.	37,869	2,443,687
Pepco Holdings, Inc.	97,759	2,438,109
Pinnacle West Capital Corp.	78,457	2,633,802
PPL Corp.	49,209	2,310,855
Progress Energy, Inc.	59,316	2,509,660
Southern Co.	73,131	2,588,106

Total Electric Utilities		31,225,495

Electrical Equipment 0.6%
Cooper Industries, Ltd. — Class A	60,434	2,548,502
Emerson Electric Co.	46,908	2,284,420
Rockwell Automation, Inc.	48,048	2,138,616

Total Electrical Equipment		6,971,538

Electronic Equipment & Instruments 0.8%
Agilent Technologies, Inc.*	68,144	2,457,273
Jabil Circuit, Inc.	167,352	2,721,143
Molex, Inc.	95,204	2,335,354
Tyco Electronics, Ltd.	68,690	2,276,387

Total Electronic Equipment & Instruments		9,790,157

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	29,323	2,431,170
BJ Services Co.	77,456	2,277,206
Cameron International Corp.*	45,727	2,183,922
ENSCO International, Inc.	31,829	2,200,657
Halliburton Co.	49,955	2,238,983
Nabors Industries, Ltd.*	53,657	1,956,334
National-Oilwell Varco, Inc.*	29,904	2,351,352
Noble Corp.	39,080	2,027,080
Rowan Cos., Inc.	56,123	2,233,695
Schlumberger, Ltd.	24,266	2,465,426
Smith International, Inc.	31,659	2,354,796
Transocean, Inc.*	17,018	2,314,959
Weatherford International, Ltd.*	56,506	2,131,971

Total Energy Equipment & Services		29,167,551

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	36,906	2,313,268
CVS Caremark Corp.	61,399	2,241,064
Kroger Co.	95,582	2,703,059
Safeway, Inc.	87,052	2,326,030
SUPERVALU, Inc.	80,794	2,069,942
Sysco Corp.	88,250	2,502,770
Wal-Mart Stores, Inc.	44,787	2,625,414
Walgreen Co.	72,415	2,486,731
Whole Foods Market, Inc.	96,579	2,141,156

Total Food & Staples Retailing		21,409,434

Food Products 2.8%
Archer-Daniels-Midland Co.	77,871	2,229,447
Campbell Soup Co.	76,279	2,775,030
ConAgra Foods, Inc.	114,703	2,486,761
Dean Foods Co.*	136,372	2,904,724
General Mills, Inc.	40,455	2,604,897
H.J. Heinz Co.	51,532	2,596,182
Hershey Co.	74,654	2,745,028
Kellogg Co.	50,220	2,664,673
Kraft Foods, Inc. — Class A	87,105	2,771,681
McCormick & Co., Inc.	68,794	2,758,639
Sara Lee Corp.	200,139	2,733,899
Tyson Foods, Inc. — Class A	173,664	2,587,594
Wm. Wrigley Jr. Co.	32,674	2,579,939

Total Food Products		34,438,494

Gas Utilities 0.4%
Nicor, Inc.	59,096	2,353,203

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Questar Corp.	37,165	$1,965,285

Total Gas Utilities		4,318,488

Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	40,465	2,776,304
Becton, Dickinson & Co.	32,129	2,728,073
Boston Scientific Corp.*	198,111	2,355,540
C.R. Bard, Inc.	28,788	2,672,678
Covidien, Ltd.	52,835	2,601,595
Hospira, Inc.*	63,785	2,434,036
Intuitive Surgical, Inc.*	9,000	2,801,610
Medtronic, Inc.	49,840	2,633,047
St Jude Medical, Inc.*	62,350	2,904,263
Stryker Corp.	40,195	2,580,117
Varian Medical Systems, Inc.*	49,549	2,972,940
Zimmer Holdings, Inc.*	36,581	2,520,797

Total Health Care Equipment & Supplies		31,981,000

Health Care Providers & Services 3.5%
Aetna, Inc.	61,311	2,514,364
AmerisourceBergen Corp.	64,388	2,695,926
Cardinal Health, Inc.	48,714	2,617,403
CIGNA Corp.	70,029	2,592,474
Coventry Health Care, Inc.*	81,829	2,894,292
DaVita, Inc.*	45,120	2,519,952
Express Scripts, Inc.*	39,932	2,816,803
Humana, Inc.*	59,870	2,628,892
Laboratory Corp. of America Holdings*	36,128	2,441,530
McKesson Corp.	44,193	2,474,366
Medco Health Solutions, Inc.*	56,176	2,785,206
Patterson Cos., Inc.*	82,102	2,564,045
Quest Diagnostics, Inc.	52,289	2,779,683
Tenet Healthcare Corp.*	470,726	2,725,503
UnitedHealth Group, Inc.	93,007	2,611,637
WellPoint, Inc.*	52,499	2,753,573

Total Health Care Providers & Services		42,415,649

Health Care Technology 0.2%
IMS Health, Inc.	109,757	2,293,921

Total Health Care Technology		2,293,921

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	71,908	2,656,281
Darden Restaurants, Inc.	79,435	2,587,198
International Game Technology	87,516	1,899,972
Marriott International, Inc. — Class A	91,599	2,373,330
McDonald’s Corp.	44,023	2,632,135
Starbucks Corp.*	145,833	2,142,287
Starwood Hotels & Resorts Worldwide, Inc.	56,840	1,949,044
Wendy’s International, Inc.	84,698	1,943,819
Wyndham Worldwide Corp.	133,857	2,401,395
Yum! Brands, Inc.	69,485	2,488,953

Total Hotels, Restaurants & Leisure		23,074,414

Household Durables 2.7%
Black & Decker Corp.	43,325	2,600,367
Centex Corp.	167,673	2,461,440
D.R. Horton, Inc.	206,487	2,296,135
Fortune Brands, Inc.	39,374	2,256,524
Harman International Industries, Inc.	56,334	2,319,271
KB HOME	136,594	2,402,688
Leggett & Platt, Inc.	142,794	2,784,483
Lennar Corp. — Class A	166,888	2,019,345
Newell Rubbermaid, Inc.	139,123	2,299,703
Pulte Homes, Inc.	226,148	2,761,267
Snap-on, Inc.	46,015	2,590,184
Stanley Works	55,339	2,461,479
Whirlpool Corp.	38,163	2,888,939

Total Household Durables		32,141,825

		Market
	Shares	Value

Household Products 0.8%
Clorox Co.	47,504	$2,588,968
Colgate-Palmolive Co.	36,268	2,693,624
Kimberly-Clark Corp.	41,213	2,383,348
Procter & Gamble Co.	39,764	2,603,747

Total Household Products		10,269,687

Independent Power Producers & Energy Traders 0.5%
AES Corp.*	127,230	2,053,492
Constellation Energy Group, Inc.	30,095	2,502,700
Dynegy, Inc. — Class A*	273,633	1,841,550

Total Independent Power Producers & Energy Traders		6,397,742

Industrial Conglomerates 0.8%
3M Co.	34,798	2,449,431
General Electric Co.	91,938	2,600,926
Textron, Inc.	48,855	2,123,727
Tyco International, Ltd.	58,518	2,607,562

Total Industrial Conglomerates		9,781,646

Insurance 4.3%
AFLAC, Inc.	38,333	2,131,698
Allstate Corp.	52,883	2,444,252
American International Group, Inc.	77,947	2,030,519
Aon Corp.	53,326	2,442,331
Assurant, Inc.	37,125	2,231,955
Chubb Corp.	48,844	2,346,466
Cincinnati Financial Corp.	87,591	2,438,534
Genworth Financial, Inc. — Class A	131,025	2,092,469
Hartford Financial Services Group, Inc.	36,440	2,309,932
Lincoln National Corp.	51,928	2,476,966
Loews Corp.	50,860	2,266,322
Marsh & McLennan Cos., Inc.	95,697	2,703,440
MBIA, Inc.*	418,905	2,484,107
MetLife, Inc.	43,933	2,230,478
Principal Financial Group, Inc.	51,567	2,192,113
Progressive Corp.	126,155	2,554,639
Prudential Financial, Inc.	36,724	2,532,854
SAFECO Corp.	37,769	2,498,797
Torchmark Corp.	41,827	2,428,057
Travelers Cos., Inc.	55,118	2,431,806
Unum Group	113,079	2,731,989
XL Capital, Ltd. — Class A	87,687	1,568,720

Total Insurance		51,568,444

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	31,035	2,369,212
Expedia, Inc.*	127,854	2,502,103
IAC/InterActiveCorp*	122,560	2,139,897

Total Internet & Catalog Retail		7,011,212

Internet Software & Services 0.9%
Akamai Technologies, Inc.*	70,232	1,639,215
eBay, Inc.*	89,003	2,240,206
Google, Inc. — Class A*	4,602	2,180,197
VeriSign, Inc.*	63,365	2,061,897
Yahoo!, Inc.*	114,643	2,280,249

Total Internet Software & Services		10,401,764

IT Services 2.3%
Affiliated Computer Services, Inc. — Class A*	45,551	2,195,558
Automatic Data Processing, Inc.	59,798	2,553,973
Cognizant Technology Solutions Corp — Class A*	71,704	2,012,731
Computer Sciences Corp.*	53,253	2,522,595
Convergys Corp.*	164,205	2,085,404
Electronic Data Systems Corp.	102,863	2,552,031
Fidelity National Information Services, Inc.	115,120	2,181,524

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Fiserv, Inc.*	53,000	$2,534,460
Paychex, Inc.	78,045	2,569,241
Total System Services, Inc.	108,575	2,125,898
Unisys Corp.*	580,388	2,141,632
Western Union Co.	101,392	2,802,475

Total IT Services		28,277,522

Leisure Equipment & Products 0.7%
Eastman Kodak Co.	202,702	2,967,557
Hasbro, Inc.	67,695	2,621,150
Mattel, Inc.	134,411	2,694,941

Total Leisure Equipment & Products		8,283,648

Life Sciences Tools & Services 1.1%
Applied Biosystems Inc.	74,784	2,761,773
Millipore Corp.*	35,480	2,496,018
PerkinElmer, Inc.	88,940	2,588,154
Thermo Fisher Scientific Inc.*	44,090	2,668,327
Waters Corp.*	40,405	2,745,116

Total Life Sciences Tools & Services		13,259,388

Machinery 2.6%
Caterpillar, Inc.	32,129	2,233,608
Cummins, Inc.	35,463	2,352,615
Danaher Corp.	31,465	2,506,187
Deere & Co.	33,287	2,335,416
Dover Corp.	49,209	2,442,243
Eaton Corp.	27,034	1,920,495
Illinois Tool Works, Inc.	52,288	2,449,693
Ingersoll-Rand Co., Ltd. — Class A	65,532	2,359,152
ITT Corp.	39,360	2,635,546
Manitowoc Co., Inc.	66,881	1,762,983
PACCAR, Inc.	56,466	2,374,960
Pall Corp.	60,775	2,456,525
Parker-Hannifin Corp.	33,046	2,038,277
Terex Corp.*	41,423	1,960,551

Total Machinery		31,828,251

Media 2.9%
CBS Corp. — Class B	126,455	2,068,804
Comcast Corp. — Class A	128,057	2,640,535
DIRECTV Group, Inc.*	92,945	2,511,374
Gannett Co., Inc.	110,517	2,002,568
Interpublic Group of Cos., Inc.*	278,715	2,449,905
McGraw-Hill Cos., Inc.	58,923	2,396,398
Meredith Corp.	87,619	2,239,542
New York Times Co. — Class A	159,760	2,011,378
News Corp. — Class A	154,152	2,178,168
Omnicom Group, Inc.	55,158	2,354,695
Scripps Networks Interactive Icl A	63,422	2,571,128
Time Warner, Inc.	173,385	2,482,873
Viacom, Inc. — Class B*	80,741	2,255,096
Walt Disney Co.	78,861	2,393,431
Washington Post Co. — Class B	4,542	2,808,092

Total Media		35,363,987

Metals & Mining 1.4%
AK Steel Holding Corp.	33,268	2,112,518
Alcoa, Inc.	66,791	2,254,196
Allegheny Technologies, Inc.	40,125	1,897,511
Freeport-McMoRan Copper & Gold, Inc.	21,356	2,066,193
Newmont Mining Corp.	51,895	2,488,884
Nucor Corp.	33,086	1,893,181
Titanium Metals Corp.	173,263	1,950,942
United States Steel Corp.	13,705	2,197,734

Total Metals & Mining		16,861,159

Multi-Utilities 2.6%
Ameren Corp.	58,715	2,412,599
CenterPoint Energy, Inc.	154,717	2,439,887

		Market
	Shares	Value

CMS Energy Corp.	163,675	$2,209,613
Consolidated Edison, Inc.	63,434	2,518,330
Dominion Resources, Inc.	53,136	2,347,549
DTE Energy Co.	58,301	2,389,175
Integrys Energy Group, Inc.	48,654	2,484,273
NiSource, Inc.	144,930	2,475,404
PG&E Corp.	63,938	2,463,531
Public Service Enterprise Group, Inc.	54,867	2,293,441
Sempra Energy	45,471	2,553,651
TECO Energy, Inc.	117,080	2,171,834
Xcel Energy, Inc.	122,091	2,449,145

Total Multi-Utilities		31,208,432

Multiline Retail 1.8%
Big Lots, Inc.*	76,974	2,344,628
Dillard’s, Inc. — Class A	189,852	1,919,404
Family Dollar Stores, Inc.	128,900	3,003,370
J.C. Penney Co., Inc.	68,680	2,117,404
Kohl’s Corp.*	57,517	2,410,537
Macy’s, Inc.	119,675	2,251,087
Nordstrom, Inc.	74,590	2,143,717
Sears Holdings Corp.*	33,771	2,735,451
Target Corp.	50,326	2,276,245

Total Multiline Retail		21,201,843

Office Electronics 0.2%
Xerox Corp.	180,917	2,467,708

Total Office Electronics		2,467,708

Oil, Gas & Consumable Fuels 4.5%
Anadarko Petroleum Corp.	33,147	1,919,543
Apache Corp.	18,517	2,077,052
Cabot Oil & Gas Corp.	37,621	1,655,700
Chesapeake Energy Corp.	39,270	1,969,391
Chevron Corp.	26,169	2,212,851
ConocoPhillips	27,297	2,227,981
CONSOL Energy, Inc.	23,158	1,722,724
Devon Energy Corp.	21,356	2,026,471
El Paso Corp.	120,245	2,155,993
EOG Resources, Inc.	19,436	1,953,901
Exxon Mobil Corp.	29,693	2,388,208
Hess Corp.	20,439	2,072,515
Marathon Oil Corp.	49,592	2,453,316
Massey Energy Co.	27,834	2,066,674
Murphy Oil Corp.	28,202	2,248,545
Noble Energy, Inc.	26,553	1,961,470
Occidental Petroleum Corp.	29,523	2,327,298
Peabody Energy Corp.	31,425	2,125,901
Range Resources Corp.	40,295	1,956,725
Southwestern Energy Co.*	55,409	2,011,901
Spectra Energy Corp.	92,460	2,512,138
Sunoco, Inc.	65,207	2,648,056
Tesoro Corp.	122,806	1,896,125
Valero Energy Corp.	59,366	1,983,418
Williams Cos., Inc.	65,522	2,099,980
XTO Energy, Inc.	35,866	1,693,951

Total Oil, Gas & Consumable Fuels		54,367,828

Paper & Forest Products 0.7%
International Paper Co.	102,575	2,843,379
MeadWestvaco Corp.	103,078	2,763,521
Weyerhaeuser Co.	47,015	2,513,422

Total Paper & Forest Products		8,120,322

Personal Products 0.4%
Avon Products, Inc.	70,322	2,981,653
Estee Lauder Cos., Inc — Class A	54,825	2,417,782

Total Personal Products		5,399,435

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Pharmaceuticals 3.2%
Abbott Laboratories	47,324	$2,666,234
Allergan, Inc.	46,208	2,399,581
Barr Pharmaceuticals, Inc.*	61,843	4,080,401
Bristol-Myers Squibb Co.	128,834	2,720,974
Eli Lilly & Co.	53,848	2,536,779
Forest Laboratories, Inc.*	79,163	2,811,078
Johnson & Johnson	39,612	2,712,234
King Pharmaceuticals, Inc.*	267,368	3,077,406
Merck & Co., Inc.	72,505	2,385,415
Mylan Inc.*	211,465	2,742,701
Pfizer, Inc.	145,166	2,710,249
Schering-Plough Corp.	135,492	2,856,171
Watson Pharmaceuticals, Inc.*	94,770	2,739,801
Wyeth	53,274	2,158,663

Total Pharmaceuticals		38,597,687

Real Estate Investment Trusts (REITs) 2.8%
Apartment Investment & Management Co. — Class A	69,753	2,383,460
AvalonBay Communities, Inc.	26,856	2,677,812
Boston Properties, Inc.	26,059	2,506,615
Developers Diversified Realty Corp.	67,765	2,165,769
Equity Residential Properties Trust	61,557	2,657,416
General Growth Properties, Inc.	65,773	1,802,838
HCP, Inc.	76,678	2,765,775
Host Hotels & Resorts, Inc.	171,295	2,245,677
Kimco Realty Corp.	68,844	2,429,505
Plum Creek Timber Co., Inc.	56,480	2,751,706
ProLogis	44,103	2,155,755
Public Storage, Inc.	30,962	2,535,478
Simon Property Group, Inc.	26,212	2,428,018
Vornado Realty Trust	27,157	2,581,816

Total Real Estate Investment Trusts (REITs)		34,087,640

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. — Class A*	122,908	1,726,857

Total Real Estate Management & Development		1,726,857

Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	24,367	2,537,336
CSX Corp.	38,596	2,608,318
Norfolk Southern Corp.	39,752	2,858,964
Ryder System, Inc.	34,719	2,290,065
Union Pacific Corp.	32,814	2,705,186

Total Road & Rail		12,999,869

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	360,043	1,515,781
Altera Corp.	113,076	2,482,018
Analog Devices, Inc.	76,081	2,321,231
Applied Materials, Inc.	125,771	2,178,354
Broadcom Corp. — Class A*	95,812	2,327,274
Intel Corp.	112,873	2,504,652
KLA-Tencor Corp.	63,432	2,384,409
Linear Technology Corp.	76,906	2,387,931
LSI Logic Corp.*	358,008	2,484,576
MEMC Electronic Materials, Inc.*	38,776	1,791,839
Microchip Technology, Inc.	79,586	2,541,181
Micron Technology, Inc.*	348,198	1,681,796
National Semiconductor Corp.	114,443	2,397,581
Novellus Systems, Inc.*	118,837	2,420,710
NVIDIA Corp.*	128,769	1,473,117
Teradyne, Inc.*	227,960	2,135,985
Texas Instruments, Inc.	86,461	2,107,919
Xilinx, Inc.	92,804	2,304,323

Total Semiconductors & Semiconductor Equipment		39,440,677

		Market
	Shares	Value

Software 2.4%
Adobe Systems, Inc.*	62,096	$2,567,670
Autodesk, Inc.*	68,630	2,188,611
BMC Software, Inc.*	67,261	2,212,214
CA, Inc.	107,515	2,565,308
Citrix Systems, Inc.*	81,879	2,181,256
Compuware Corp.*	261,504	2,876,544
Electronic Arts, Inc.*	53,757	2,321,227
Intuit, Inc.*	88,506	2,418,869
Microsoft Corp.	89,153	2,293,015
Novell, Inc.*	406,705	2,265,347
Oracle Corp.*	114,753	2,470,632
Symantec Corp.*	130,684	2,753,512

Total Software		29,114,205

Specialty Retail 3.1%
Abercrombie & Fitch Co. — Class A	37,555	2,073,787
AutoNation, Inc.*	205,343	2,119,140
AutoZone, Inc.*	21,911	2,854,784
Bed Bath & Beyond, Inc.*	87,711	2,440,997
Best Buy Co., Inc.	59,440	2,360,957
GameStop Corp. — Class A*	54,189	2,195,196
Gap, Inc.	144,592	2,330,823
Home Depot, Inc.	96,208	2,292,637
Limited Brands, Inc.	138,148	2,278,061
Lowe’s Cos., Inc.	110,557	2,246,518
Office Depot, Inc.*	207,336	1,409,885
RadioShack Corp.	189,139	3,154,838
Sherwin-Williams Co.	50,837	2,707,070
Staples, Inc.	102,612	2,308,770
Tiffany & Co.	56,264	2,126,217
TJX Cos., Inc.	77,854	2,624,458

Total Specialty Retail		37,524,138

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	82,008	2,092,024
Jones Apparel Group, Inc.	168,665	2,823,452
Liz Claiborne, Inc.	159,662	2,086,782
NIKE, Inc. — Class B	38,140	2,238,055
Polo Ralph Lauren Corp.	39,438	2,333,547
V.F. Corp.	36,097	2,583,823

Total Textiles, Apparel & Luxury Goods		14,157,683

Thrifts & Mortgage Finance 0.9%
Federal Home Loan Mortgage Corp.	113,538	927,606
Federal National Mortgage Association	105,866	1,217,459
Hudson City Bancorp, Inc.	142,896	2,609,281
MGIC Investment Corp.	282,894	1,810,522
Sovereign Bancorp, Inc.*	287,242	2,734,544
Washington Mutual, Inc.	399,649	2,130,129

Total Thrifts & Mortgage Finance		11,429,541

Tobacco 1.1%
Altria Group, Inc.	122,195	2,486,668
Lorillard, Inc.*	36,072	2,420,792
Philip Morris International, Inc.	50,822	2,624,956
Reynolds American, Inc.	51,612	2,881,498
UST, Inc.	47,253	2,485,981

Total Tobacco		12,899,895

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	28,949	2,591,225

Total Trading Companies & Distributors		2,591,225

Wireless Telecommunication Services 0.4%
American Tower Corp. — Class A*	58,459	2,449,432
Sprint Nextel Corp.*	314,997	2,564,076

Total Wireless Telecommunication Services		5,013,508

Total Common Stocks (Cost $1,493,180,832)		1,204,895,446

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.2%
SSgA Prime Money Market Fund	2,803,469	$2,803,469

Total Short Term Investments (Cost $2,803,469)		2,803,469

Total Investments 99.9% (Cost $1,495,984,301)		1,207,698,915

Other Assets in Excess of Liabilities — 0.1%		875,903

Net Assets — 100.0%		$1,208,574,818

*	Non-Income Producing Security.

RYDEX RUSSELL TOP 50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Aerospace & Defense 2.0%
Boeing Co.	72,093	$4,405,603
United Technologies Corp.	93,367	5,973,621

Total Aerospace & Defense		10,379,224

Air Freight & Logistics 0.8%
United Parcel Service, Inc. — Class B	65,622	4,139,436

Total Air Freight & Logistics		4,139,436

Beverages 4.2%
Coca-Cola Co.	222,850	11,476,775
PepsiCo, Inc.	152,164	10,128,036

Total Beverages		21,604,811

Biotechnology 0.8%
Genentech, Inc.*	44,564	4,244,721

Total Biotechnology		4,244,721

Capital Markets 1.4%
Goldman Sachs Group, Inc.	37,813	6,959,105

Total Capital Markets		6,959,105

Chemicals 1.6%
Monsanto Co.	52,649	6,271,022
Mosaic Co (The)	14,894	1,894,666

Total Chemicals		8,165,688

Commercial Banks 2.9%
U.S. Bancorp	166,987	5,111,472
Wells Fargo & Co.	316,854	9,591,171

Total Commercial Banks		14,702,643

Commercial Services & Supplies 0.6%
Visa, Inc. — Class A	42,949	3,137,854

Total Commercial Services & Supplies		3,137,854

Communications Equipment 4.1%
Cisco Systems, Inc.*	566,725	12,462,283
QUALCOMM, Inc.	155,293	8,593,914

Total Communications Equipment		21,056,197

Computers & Peripherals 8.0%
Apple, Inc.*	84,579	13,443,832
Hewlett-Packard Co.	236,513	10,595,782
International Business Machines Corp.	131,770	16,863,925

Total Computers & Peripherals		40,903,539

Diversified Financial Services 7.3%
Bank of America Corp.	427,108	14,051,853
Citigroup, Inc.	522,309	9,761,955
JPMorgan Chase & Co.	331,233	13,457,997

Total Diversified Financial Services		37,271,805

Diversified Telecommunication Services 5.2%
AT&T, Inc.	569,978	17,561,022
Verizon Communications, Inc.	273,489	9,309,566

Total Diversified Telecommunication Services		26,870,588

Electric Utilities 1.0%
Exelon Corp.	62,936	4,948,028

Total Electric Utilities		4,948,028

Energy Equipment & Services 2.3%
Schlumberger, Ltd.	114,467	11,629,847

Total Energy Equipment & Services		11,629,847

Food & Staples Retailing 3.4%
CVS Caremark Corp.	137,130	5,005,245
Wal-Mart Stores, Inc.	215,249	12,617,896

Total Food & Staples Retailing		17,623,141

		Market
	Shares	Value

Health Care Equipment & Supplies 1.1%
Medtronic, Inc.	107,740	$5,691,904

Total Health Care Equipment & Supplies		5,691,904

Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	108,748	6,502,043

Total Hotels, Restaurants & Leisure		6,502,043

Household Products 3.7%
Procter & Gamble Co.	292,902	19,179,223

Total Household Products		19,179,223

Industrial Conglomerates 6.2%
3M Co.	67,561	4,755,619
General Electric Co.	956,257	27,052,510

Total Industrial Conglomerates		31,808,129

Insurance 1.1%
American International Group, Inc.	222,880	5,806,024

Total Insurance		5,806,024

Internet Software & Services 2.1%
Google, Inc. — Class A*	22,723	10,765,021

Total Internet Software & Services		10,765,021

Media 3.1%
Comcast Corp. — Class A	269,007	5,546,924
Time Warner, Inc.	343,303	4,916,099
Walt Disney Co.	182,785	5,547,525

Total Media		16,010,548

Oil, Gas & Consumable Fuels 14.8%
Chevron Corp.	198,440	16,780,087
ConocoPhillips	147,982	12,078,291
Exxon Mobil Corp.	506,910	40,770,771
Occidental Petroleum Corp.	78,742	6,207,232

Total Oil, Gas & Consumable Fuels		75,836,381

Pharmaceuticals 10.8%
Abbott Laboratories	148,061	8,341,757
Eli Lilly & Co.	95,887	4,517,236
Johnson & Johnson	270,377	18,512,713
Merck & Co., Inc.	205,934	6,775,229
Pfizer, Inc.	649,047	12,117,707
Wyeth	127,915	5,183,116

Total Pharmaceuticals		55,447,758

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	549,532	12,194,115

Total Semiconductors & Semiconductor Equipment		12,194,115

Software 5.4%
Microsoft Corp.	770,202	19,809,596
Oracle Corp.*	373,634	8,044,340

Total Software		27,853,936

Tobacco 2.0%
Philip Morris International, Inc.	202,369	10,452,359

Total Tobacco		10,452,359

Total Common Stocks (Cost $569,846,312)		511,184,068

RYDEX RUSSELL TOP 50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.3%

SSgA Prime Money Market Fund	1,567,269	1,567,269

Total Short Term Investments (Cost $1,567,269)		1,567,269

Total Investments 99.9% (Cost $571,413,581)		$512,751,337

Other Assets in Excess of Liabilities — 0.1%		687,377

Net Assets — 100.0%		$513,438,714

*	Non-Income Producing Security.

RYDEX S&P 500 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.4%

Aerospace & Defense 0.3%
Northrop Grumman Corp.	1,150	$77,499

Total Aerospace & Defense		77,499

Automobiles 0.8%
Ford Motor Co.*	36,620	175,776

Total Automobiles		175,776

Building Products 0.8%
Masco Corp.	11,280	186,007

Total Building Products		186,007

Capital Markets 3.1%
American Capital, Ltd.	7,030	142,850
E*TRADE Financial Corp.*	103,910	313,808
Lehman Brothers Holdings, Inc.	1,550	26,877
Merrill Lynch & Co., Inc.	2,770	73,820
Morgan Stanley	4,020	158,710

Total Capital Markets		716,065

Chemicals 1.9%
Ashland, Inc.	6,580	274,847
Dow Chemical Co.	4,830	160,887

Total Chemicals		435,734

Commercial Banks 9.4%
BB&T Corp.	6,950	194,739
Comerica, Inc.	6,310	181,223
Fifth Third Bancorp	7,810	109,106
First Horizon National Corp.*	19,700	185,180
Huntington Bancshares, Inc.	20,640	144,893
KeyCorp	12,980	136,939
M&T Bank Corp.	1,380	97,124
Marshall & Ilsley Corp.	8,390	127,528
National City Corp.	25,030	118,392
PNC Financial Services Group, Inc.	1,430	101,945
Regions Financial Corp.	13,310	126,179
SunTrust Banks, Inc.	3,020	124,001
U.S. Bancorp	4,240	129,786
Wachovia Corp.	7,940	137,124
Wells Fargo & Co.	3,980	120,475
Zions Bancorp	3,860	112,982

Total Commercial Banks		2,147,616

Commercial Services & Supplies 1.5%
Allied Waste Industries, Inc.*	13,350	161,535
Avery Dennison Corp.	1,830	80,538
R.R. Donnelley & Sons Co.	3,730	99,591

Total Commercial Services & Supplies		341,664

Consumer Finance 0.5%
Capital One Financial Corp.	2,840	118,882

Total Consumer Finance		118,882

Containers & Packaging 0.8%
Bemis Co., Inc.	6,390	179,942

Total Containers & Packaging		179,942

Diversified Financial Services 3.2%
Bank of America Corp.	6,080	200,032
CIT Group, Inc.	20,760	176,045
Citigroup, Inc.	9,720	181,667
JPMorgan Chase & Co.	4,290	174,302

Total Diversified Financial Services		732,046

Diversified Telecommunication Services 3.2%
AT&T, Inc.	2,900	89,349
Embarq Corp.	3,980	182,164
Frontier Communications Corp.	14,810	171,204
Verizon Communications, Inc.	4,220	143,649

		Market
	Shares	Value

Windstream Corp.	10,960	$130,643

Total Diversified Telecommunication Services		717,009

Electric Utilities 5.5%
American Electric Power Co., Inc.*	3,060	120,870
Duke Energy Corp.	15,020	264,052
Pepco Holdings, Inc.	9,130	227,702
Pinnacle West Capital Corp.	7,370	247,411
Progress Energy, Inc.	6,010	254,283
Southern Co.	3,770	133,420

Total Electric Utilities		1,247,738

Electronic Equipment & Instruments 1.5%
Jabil Circuit, Inc.	20,890	339,671

Total Electronic Equipment & Instruments		339,671

Food & Staples Retailing 2.1%
Kroger Co.	5,390	152,429
Safeway, Inc.	3,130	83,634
SUPERVALU, Inc.	9,480	242,877

Total Food & Staples Retailing		478,940

Food Products 2.4%
Dean Foods Co.*	6,290	133,977
Tyson Foods, Inc. — Class A	27,210	405,429

Total Food Products		539,406

Gas Utilities 1.1%
Nicor, Inc.	6,030	240,115

Total Gas Utilities		240,115

Health Care Equipment & Supplies 0.6%
Covidien, Ltd.	2,830	139,349

Total Health Care Equipment & Supplies		139,349

Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	8,410	352,127
Cardinal Health, Inc.	2,610	140,235
McKesson Corp.	2,820	157,892
Tenet Healthcare Corp.*	28,190	163,220

Total Health Care Providers & Services		813,474

Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	2,190	80,899

Total Hotels, Restaurants & Leisure		80,899

Household Durables 10.0%
Centex Corp.	15,300	224,604
D.R. Horton, Inc.	48,590	540,321
KB HOME	31,340	551,270
Leggett & Platt, Inc.	13,520	263,640
Lennar Corp. — Class A	36,420	440,682
Whirlpool Corp.	3,240	245,268

Total Household Durables		2,265,785

Industrial Conglomerates 0.9%
Tyco International, Ltd.	4,630	206,313

Total Industrial Conglomerates		206,313

Insurance 6.0%
Allstate Corp.	5,080	234,798
Chubb Corp.	1,790	85,992
Cincinnati Financial Corp.	5,020	139,757
Genworth Financial, Inc. — Class A	7,320	116,900
Hartford Financial Services Group, Inc.	1,610	102,058
Lincoln National Corp.	2,520	120,204
Marsh & McLennan Cos., Inc.	6,750	190,687
MBIA, Inc.*	17,420	103,301
Travelers Cos., Inc.	3,960	174,715
XL Capital, Ltd. — Class A	5,400	96,606

Total Insurance		1,365,018

RYDEX S&P 500 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

IT Services 1.3%
Electronic Data Systems Corp.	12,080	$299,705

Total IT Services		299,705

Leisure Equipment & Products 0.9%
Eastman Kodak Co.	7,620	111,557
Mattel, Inc.	4,980	99,849

Total Leisure Equipment & Products		211,406

Media 2.9%
CBS Corp. — Class B	9,660	158,038
Gannett Co., Inc.	9,010	163,261
New York Times Co. — Class A	16,990	213,904
Time Warner, Inc.	7,900	113,128

Total Media		648,331

Multi-Utilities 11.1%
Ameren Corp.	4,030	165,593
CenterPoint Energy, Inc.	10,160	160,223
CMS Energy Corp.	8,340	112,590
Consolidated Edison, Inc.	5,750	228,275
Dominion Resources, Inc.	2,350	103,823
DTE Energy Co.	7,790	319,234
Integrys Energy Group, Inc.	8,710	444,733
NiSource, Inc.	22,870	390,620
PG&E Corp.	3,140	120,984
TECO Energy, Inc.	15,060	279,363
Xcel Energy, Inc.	9,750	195,585

Total Multi-Utilities		2,521,023

Multiline Retail 3.4%
Big Lots, Inc.*	5,960	181,541
Dillard’s, Inc. — Class A	31,590	319,375
J.C. Penney Co., Inc.	3,060	94,340
Macy’s, Inc.	8,980	168,914

Total Multiline Retail		764,170

Oil, Gas & Consumable Fuels 2.6%
Spectra Energy Corp.	22,020	598,283

Total Oil, Gas & Consumable Fuels		598,283

Paper & Forest Products 2.3%
International Paper Co.	8,190	227,027
MeadWestvaco Corp.	3,960	106,167
Weyerhaeuser Co.	3,730	199,406

Total Paper & Forest Products		532,600

Pharmaceuticals 0.5%
Pfizer, Inc.	6,070	113,327

Total Pharmaceuticals		113,327

Real Estate Investment Trusts (REITs) 4.0%
Apartment Investment & Management Co. — Class A	6,280	214,587
Developers Diversified Realty Corp.	3,810	121,768
Equity Residential Properties Trust	5,010	216,282
General Growth Properties, Inc.	2,660	72,911
HCP, Inc.	4,730	170,611
Host Hotels & Resorts, Inc.	8,110	106,322

Total Real Estate Investment Trusts (REITs)		902,481

Road & Rail 1.9%
Ryder System, Inc.	6,650	438,634

Total Road & Rail		438,634

Semiconductors & Semiconductor Equipment 0.6%
Micron Technology, Inc.*	27,680	133,694

Total Semiconductors & Semiconductor Equipment		133,694

Specialty Retail 2.2%
AutoNation, Inc.*	27,050	279,156
Limited Brands, Inc.	7,920	130,601

		Market
	Shares	Value

Office Depot, Inc.*	13,510	$91,868

Total Specialty Retail		501,625

Textiles, Apparel & Luxury Goods 2.5%
Jones Apparel Group, Inc.	28,490	476,922
Liz Claiborne, Inc.	6,480	84,694

Total Textiles, Apparel & Luxury Goods		561,616

Thrifts & Mortgage Finance 2.5%
Federal Home Loan Mortgage Corp.	14,920	121,896
Sovereign Bancorp, Inc.*	24,070	229,147
Washington Mutual, Inc.	39,370	209,842

Total Thrifts & Mortgage Finance		560,885

Tobacco 0.5%
Reynolds American, Inc.	1,890	105,519

Total Tobacco		105,519

Wireless Telecommunication Services 0.6%
Sprint Nextel Corp.*	18,080	147,171

Total Wireless Telecommunication Services		147,171

Total Common Stocks (Cost $30,988,740)		22,585,418

SHORT TERM INVESTMENTS 0.4%

SSgA Prime Money Market Fund	76,131	76,131

Total Short Term Investments (Cost $76,131)		76,131

Total Investments 99.8% (Cost $31,064,871)		22,661,549

Other Assets in Excess of Liabilities — 0.2%		55,309

Net Assets — 100.0%		$22,716,858

*	Non-Income Producing Security.

RYDEX S&P 500 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 2.1%
General Dynamics Corp.	2,410	$214,827
L-3 Communications Holdings, Inc.	2,430	239,817
Lockheed Martin Corp.	2,430	253,522
Rockwell Collins, Inc.	4,000	198,760

Total Aerospace & Defense		906,926

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	4,320	208,224
Expeditors International of Washington, Inc.	6,891	244,699

Total Air Freight & Logistics		452,923

Auto Components 0.7%
Goodyear Tire & Rubber Co.*	14,651	287,599

Total Auto Components		287,599

Automobiles 0.7%
Harley-Davidson, Inc.	7,851	297,082

Total Automobiles		297,082

Beverages 1.8%
Anheuser-Busch Cos., Inc.	5,660	383,522
Pepsi Bottling Group, Inc.	7,250	201,912
PepsiCo, Inc.	2,800	186,368

Total Beverages		771,802

Biotechnology 4.0%
Amgen, Inc.*	6,710	420,247
Biogen Idec, Inc.*	4,910	342,522
Celgene Corp.*	4,780	360,842
Genzyme Corp.*	2,380	182,427
Gilead Sciences, Inc.*	7,291	393,568

Total Biotechnology		1,699,606

Capital Markets 1.0%
Federated Investors, Inc. — Class B	7,331	240,897
Franklin Resources, Inc.	1,690	170,031

Total Capital Markets		410,928

Chemicals 1.0%
Ecolab, Inc.	4,250	189,975
Sigma-Aldrich Corp.	3,790	230,205

Total Chemicals		420,180

Commercial Services & Supplies 1.5%
Equifax, Inc.	5,250	184,223
Mastercard, Inc. — Class A	1,090	266,123
Pitney Bowes, Inc.	6,390	202,499

Total Commercial Services & Supplies		652,845

Communications Equipment 2.0%
Cisco Systems, Inc.*	11,001	241,912
Motorola, Inc.	19,991	172,722
QUALCOMM, Inc.	7,611	421,193

Total Communications Equipment		835,827

Computers & Peripherals 4.0%
Apple, Inc.*	2,150	341,743
Dell, Inc.*	16,181	397,567
Lexmark International, Inc. — Class A*	9,241	324,174
NetApp, Inc.*	9,801	250,416
QLogic Corp.*	13,181	248,330
SanDisk Corp.*	10,291	145,103

Total Computers & Peripherals		1,707,333

Construction & Engineering 0.3%
Jacobs Engineering Group, Inc.*	1,470	113,690

Total Construction & Engineering		113,690

Consumer Finance 1.1%
American Express Co.	3,610	134,003

		Market
	Shares	Value

SLM Corp.*	19,401	$332,339

Total Consumer Finance		466,342

Containers & Packaging 1.2%
Ball Corp.	8,461	377,191
Pactiv Corp.*	6,390	154,063

Total Containers & Packaging		531,254

Diversified Consumer Services 1.9%
Apollo Group, Inc. — Class A*	6,891	429,240
H&R Block, Inc.	15,891	386,628

Total Diversified Consumer Services		815,868

Diversified Financial Services 3.2%
CME Group, Inc.	570	205,274
IntercontinentalExchange, Inc.*	2,900	289,420
Leucadia National Corp.	6,921	309,853
Moody’s Corp.	13,111	456,394
NYSE Euronext	1,820	85,977

Total Diversified Financial Services		1,346,918

Electrical Equipment 0.3%
Rockwell Automation, Inc.	2,630	117,061

Total Electrical Equipment		117,061

Energy Equipment & Services 4.3%
Baker Hughes, Inc.	1,940	160,845
BJ Services Co.	10,771	316,668
Cameron International Corp.*	2,920	139,459
Halliburton Co.	7,270	325,842
Schlumberger, Ltd.	3,610	366,776
Smith International, Inc.	2,980	221,652
Transocean, Inc.*	2,100	285,663

Total Energy Equipment & Services		1,816,905

Food Products 2.5%
Campbell Soup Co.	7,140	259,753
Hershey Co.	7,221	265,516
Kellogg Co.	5,310	281,749
Wm. Wrigley Jr. Co.	3,210	253,462

Total Food Products		1,060,480

Gas Utilities 0.5%
Questar Corp.	3,800	200,944

Total Gas Utilities		200,944

Health Care Equipment & Supplies 7.1%
Becton, Dickinson & Co.	2,170	184,255
C.R. Bard, Inc.	2,080	193,107
Hospira, Inc.*	6,010	229,342
Intuitive Surgical, Inc.*	1,770	550,983
Medtronic, Inc.	5,770	304,829
St Jude Medical, Inc.*	7,561	352,191
Stryker Corp.	3,910	250,983
Varian Medical Systems, Inc.*	7,871	472,260
Zimmer Holdings, Inc.*	6,950	478,925

Total Health Care Equipment & Supplies		3,016,875

Health Care Providers & Services 4.7%
Coventry Health Care, Inc.*	6,761	239,137
DaVita, Inc.*	6,890	384,806
Express Scripts, Inc.*	6,390	450,751
Laboratory Corp. of America Holdings*	3,580	241,936
Patterson Cos., Inc.*	8,631	269,546
Quest Diagnostics, Inc.	4,430	235,499
UnitedHealth Group, Inc.	6,720	188,698

Total Health Care Providers & Services		2,010,373

Health Care Technology 0.8%
IMS Health, Inc.	15,561	325,225

Total Health Care Technology		325,225

RYDEX S&P 500 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc.	10,211	$332,572
International Game Technology	5,570	120,925
Starbucks Corp.*	18,221	267,666
Yum! Brands, Inc.	8,011	286,954

Total Hotels, Restaurants & Leisure		1,008,117

Household Durables 1.1%
Black & Decker Corp.	4,710	282,694
Harman International Industries, Inc.	4,190	172,503

Total Household Durables		455,197

Household Products 1.4%
Clorox Co.	5,780	315,010
Colgate-Palmolive Co.	3,630	269,600

Total Household Products		584,610

Independent Power Producers & Energy Traders 1.0%
AES Corp.*	12,481	201,443
Constellation Energy Group, Inc.	2,850	237,006

Total Independent Power Producers & Energy Traders		438,449

Insurance 2.2%
Progressive Corp.	23,092	467,613
SAFECO Corp.	6,890	455,842

Total Insurance		923,455

Internet & Catalog Retail 1.7%
Amazon.com, Inc.*	5,780	441,245
Expedia, Inc.*	15,381	301,006

Total Internet & Catalog Retail		742,251

Internet Software & Services 3.0%
Akamai Technologies, Inc.*	7,811	182,309
eBay, Inc.*	10,511	264,562
Google, Inc. — Class A*	910	431,112
Yahoo!, Inc.*	19,481	387,477

Total Internet Software & Services		1,265,460

IT Services 2.6%
Cognizant Technology Solutions Corp. — Class A*	14,211	398,903
Fiserv, Inc.*	5,890	281,660
Total System Services, Inc.	10,441	204,435
Western Union Co.	7,491	207,051

Total IT Services		1,092,049

Life Sciences Tools & Services 0.7%
Waters Corp.*	4,660	316,600

Total Life Sciences Tools & Services		316,600

Machinery 2.9%
Caterpillar, Inc.	4,330	301,021
Cummins, Inc.	5,000	331,700
Danaher Corp.	3,020	240,543
ITT Corp.	3,010	201,550
Terex Corp.*	3,500	165,655

Total Machinery		1,240,469

Media 0.9%
McGraw-Hill Cos., Inc.	4,680	190,336
Omnicom Group, Inc.	4,470	190,824

Total Media		381,160

Metals & Mining 4.1%
Freeport-McMoRan Copper & Gold, Inc.	4,230	409,253
Nucor Corp.	7,621	436,074
Titanium Metals Corp.	16,151	181,860
United States Steel Corp.	4,490	720,016

Total Metals & Mining		1,747,203

Multiline Retail 1.7%
Kohl’s Corp.*	5,400	226,314

		Market
	Shares	Value

Sears Holdings Corp.*	5,910	$478,710

Total Multiline Retail		705,024

Oil, Gas & Consumable Fuels 9.1%
Apache Corp.	3,580	401,569
Cabot Oil & Gas Corp.	3,640	160,196
Chesapeake Energy Corp.	8,231	412,785
ConocoPhillips	4,270	348,517
CONSOL Energy, Inc.	2,590	192,670
Devon Energy Corp.	2,920	277,079
EOG Resources, Inc.	4,160	418,205
Exxon Mobil Corp.	3,170	254,963
Murphy Oil Corp.	3,930	313,339
Southwestern Energy Co.*	4,320	156,859
Sunoco, Inc.	7,531	305,834
Valero Energy Corp.	5,530	184,757
XTO Energy, Inc.	9,451	446,371

Total Oil, Gas & Consumable Fuels		3,873,144

Personal Products 1.3%
Avon Products, Inc.	7,961	337,546
Estee Lauder Cos., Inc — Class A	5,340	235,494

Total Personal Products		573,040

Pharmaceuticals 2.2%
Barr Pharmaceuticals, Inc.*	4,690	309,446
Forest Laboratories, Inc.*	11,191	397,392
Johnson & Johnson	3,210	219,789

Total Pharmaceuticals		926,627

Real Estate Management & Development 0.8%
CB Richard Ellis Group, Inc. — Class A*	25,232	354,510

Total Real Estate Management & Development		354,510

Semiconductors & Semiconductor Equipment 0.7%
MEMC Electronic Materials, Inc.*	2,190	101,200
National Semiconductor Corp.	7,210	151,049
NVIDIA Corp.*	5,990	68,526

Total Semiconductors & Semiconductor Equipment		320,775

Software 4.8%
Adobe Systems, Inc.*	7,521	310,993
Autodesk, Inc.*	6,530	208,242
BMC Software, Inc.*	3,430	112,813
Citrix Systems, Inc.*	5,890	156,910
Electronic Arts, Inc.*	3,450	148,971
Intuit, Inc.*	11,811	322,795
Microsoft Corp.	7,371	189,582
Oracle Corp.*	13,701	294,982
Symantec Corp.*	14,021	295,422

Total Software		2,040,710

Specialty Retail 5.0%
Abercrombie & Fitch Co. — Class A	5,300	292,666
AutoZone, Inc.*	3,040	396,082
Bed Bath & Beyond, Inc.*	13,271	369,332
Best Buy Co., Inc.	5,330	211,708
GameStop Corp. — Class A*	3,450	139,759
Lowe’s Cos., Inc.	13,081	265,806
TJX Cos., Inc.	12,981	437,589

Total Specialty Retail		2,112,942

Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.*	17,531	447,216
NIKE, Inc. — Class B	3,240	190,123
Polo Ralph Lauren Corp.	2,640	156,209

Total Textiles, Apparel & Luxury Goods		793,548

RYDEX S&P 500 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Tobacco 0.6%
UST, Inc.	4,880	$256,737

Total Tobacco		256,737

Total Common Stocks (Cost $47,868,618)		42,417,063

SHORT TERM INVESTMENTS 0.1%

SSgA Prime Money Market Fund	37,817	37,817

Total Short Term Investments (Cost $37,817)		37,817

Total Investments 100.0% (Cost $47,906,435)		42,454,880

Other Assets in Excess of Liabilities — 0.0%(a)		17,861

Net Assets — 100.0%		$42,472,741

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Airlines 1.3%
Alaska Air Group, Inc.*	5,500	$98,340
JetBlue Airways Corp.*	9,980	52,595

Total Airlines		150,935

Auto Components 5.6%
ArvinMeritor, Inc.	28,649	395,642
Lear Corp.*	4,790	69,024
Modine Manufacturing Co.	10,100	176,144

Total Auto Components		640,810

Capital Markets 0.3%
Apollo Investment Corp.	2,523	40,191

Total Capital Markets		40,191

Chemicals 6.1%
Cabot Corp.	1,380	37,025
Chemtura Corp.	18,940	123,489
Ferro Corp.	4,710	102,490
Lubrizol Corp.	760	37,848
Olin Corp.	5,620	167,139
RPM International, Inc.	5,220	107,010
Sensient Technologies Corp.	1,570	48,858
Valspar Corp.	3,230	69,994

Total Chemicals		693,853

Commercial Banks 3.4%
Associated Banc-Corp.	3,330	55,578
Colonial BancGroup, Inc.	9,260	61,672
FirstMerit Corp.	4,190	82,459
PacWest Bancorp	1,490	27,744
TCF Financial Corp.	5,330	67,957
Webster Financial Corp.	3,360	66,729
Wilmington Trust Corp.	1,340	31,584

Total Commercial Banks		393,723

Commercial Services & Supplies 2.7%
Kelly Services, Inc. — Class A	13,230	243,564
Manpower, Inc.	1,450	69,600

Total Commercial Services & Supplies		313,164

Computers & Peripherals 3.3%
Diebold, Inc.	1,660	61,387
Imation Corp.	9,580	182,595
Palm, Inc.*	20,220	133,047

Total Computers & Peripherals		377,029

Consumer Finance 1.0%
AmeriCredit Corp.*	12,430	109,011

Total Consumer Finance		109,011

Containers & Packaging 0.6%
Sonoco Products Co.	2,040	66,545

Total Containers & Packaging		66,545

Diversified Consumer Services 0.6%
Regis Corp.	2,430	68,016

Total Diversified Consumer Services		68,016

Electric Utilities 3.9%
Great Plains Energy, Inc.	4,750	119,985
Hawaiian Electric Industries, Inc.	5,440	134,586
IDACORP, Inc.	2,240	66,774
Sierra Pacific Resources	2,770	31,412
Westar Energy, Inc.	4,060	89,645

Total Electric Utilities		442,402

Electronic Equipment & Instruments 3.3%
Arrow Electronics, Inc.*	1,590	51,230
Ingram Micro, Inc. — Class A*	7,790	143,570
KEMET Corp.*	12,880	17,517

		Market
	Shares	Value

Tech Data Corp.*	2,840	$99,031
Vishay Intertechnology, Inc.*	7,650	68,620

Total Electronic Equipment & Instruments		379,968

Food & Staples Retailing 0.3%
Ruddick Corp.	1,200	37,152

Total Food & Staples Retailing		37,152

Food Products 1.0%
J.M. Smucker Co.	990	48,253
Smithfield Foods, Inc.*	2,850	61,218

Total Food Products		109,471

Gas Utilities 3.0%
AGL Resources, Inc.	2,980	102,989
Oneok, Inc.	2,550	115,974
WGL Holdings, Inc.	3,740	129,142

Total Gas Utilities		348,105

Health Care Providers & Services 4.1%
Health Management Associates, Inc. — Class A*	29,799	183,264
Kindred Healthcare, Inc.*	5,980	161,281
Omnicare, Inc.	4,330	127,475

Total Health Care Providers & Services		472,020

Hotels, Restaurants & Leisure 0.8%
Bob Evans Farms, Inc.	2,640	75,609
Boyd Gaming Corp.	1,260	12,575

Total Hotels, Restaurants & Leisure		88,184

Household Durables 4.6%
Furniture Brands International, Inc.	29,379	348,729
Ryland Group, Inc.	8,630	177,691

Total Household Durables		526,420

Independent Power Producers & Energy Traders 0.5%
Black Hills Corp.	1,790	57,763

Total Independent Power Producers & Energy Traders		57,763

Industrial Conglomerates 0.4%
Teleflex, Inc.	740	45,377

Total Industrial Conglomerates		45,377

Insurance 9.4%
American Financial Group, Inc.	3,260	94,442
Arthur J. Gallagher & Co.	2,470	62,812
Everest Re Group, Ltd.	590	48,262
Fidelity National Financial, Inc. — Class A	17,790	237,675
First American Corp.	5,750	144,900
Hanover Insurance Group, Inc.	1,440	61,805
Horace Mann Educators Corp.	3,280	45,461
Mercury General Corp.	1,970	99,505
Old Republic International Corp.	11,140	116,970
Protective Life Corp.	2,820	101,407
Unitrin, Inc.	2,260	62,353

Total Insurance		1,075,592

IT Services 1.0%
Acxiom Corp.	8,800	112,992

Total IT Services		112,992

Machinery 3.2%
Federal Signal Corp.	12,840	184,510
Timken Co.	2,190	72,314
Trinity Industries, Inc.	3,020	113,673

Total Machinery		370,497

Media 3.3%
Belo Corp. — Class A	8,220	55,814
Entercom Communications Corp. — Class A	11,860	72,702
Lee Enterprises, Inc.	19,680	59,433
Media General, Inc. — Class A	10,910	138,339

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Scholastic Corp.	1,910	$49,259

Total Media		375,547

Metals & Mining 0.7%
Worthington Industries, Inc.	4,800	85,152

Total Metals & Mining		85,152

Multi-Utilities 6.3%
Alliant Energy Corp.	1,980	63,815
Energy East Corp.	5,580	139,444
NSTAR	2,120	67,543
OGE Energy Corp.	2,330	76,238
PNM Resources, Inc.	7,610	89,113
Puget Energy, Inc.	2,870	79,040
SCANA Corp.	2,340	84,685
Vectren Corp.	4,270	124,684

Total Multi-Utilities		724,562

Multiline Retail 0.3%
99 Cents Only Stores*	5,740	38,401

Total Multiline Retail		38,401

Paper & Forest Products 0.7%
Louisiana-Pacific Corp.	8,900	75,294

Total Paper & Forest Products		75,294

Real Estate Investment Trusts (REITs) 10.3%
BRE Properties, Inc.	1,090	53,279
Camden Property Trust	1,660	81,639
Cousins Properties, Inc.	2,850	62,614
Duke Realty Corp.	3,370	83,340
Equity One, Inc.	2,690	51,944
Health Care REIT, Inc.	1,710	85,278
Highwoods Properties, Inc.	4,000	146,000
Hospitality Properties Trust	3,900	83,070
Liberty Property Trust	3,500	127,400
Mack-Cali Realty Corp.	3,440	132,027
Nationwide Health Properties, Inc.	2,350	87,208
Realty Income Corp.	2,040	51,388
UDR, Inc.	3,090	78,919
Weingarten Realty Investors	1,970	60,065

Total Real Estate Investment Trusts (REITs)		1,184,171

Road & Rail 4.1%
Avis Budget Group, Inc.*	16,970	103,517
Werner Enterprises, Inc.	3,790	90,240
YRC Worldwide, Inc.*	16,110	272,259

Total Road & Rail		466,016

Specialty Retail 7.6%
Barnes & Noble, Inc.	1,760	41,642
Borders Group, Inc.*	17,600	86,240
Charming Shoppes, Inc.*	44,239	241,102
Collective Brands, Inc.*	5,770	74,318
Foot Locker, Inc.	16,320	245,779
Rent-A-Center, Inc.*	8,540	181,048

Total Specialty Retail		870,129

Thrifts & Mortgage Finance 3.1%
Astoria Financial Corp.	2,640	59,057
First Niagara Financial Group, Inc.	9,960	139,341
New York Community Bancorp, Inc.	5,220	86,756
PMI Group, Inc.	10,100	25,351
Washington Federal, Inc.	2,430	45,198

Total Thrifts & Mortgage Finance		355,703

Tobacco 1.2%
Universal Corp.	2,640	136,277

Total Tobacco		136,277

Trading Companies & Distributors 1.6%
GATX Corp.	2,490	113,220

		Market
	Shares	Value

United Rentals, Inc.*	4,000	$64,720

Total Trading Companies & Distributors		177,940

Total Common Stocks (Cost $14,920,392)		11,408,412

SHORT TERM INVESTMENTS 0.3%

SSgA Prime Money Market Fund	33,856	33,856

Total Short Term Investments (Cost $33,856)		33,856

Total Investments 99.9% (Cost $14,954,248)		11,442,268

Other Assets in Excess of Liabilities — 0.1%		14,925

Net Assets — 100.0%		$11,457,193

*	Non-Income Producing Security.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 100.0%

Aerospace & Defense 1.0%
Alliant Techsystems, Inc.*	3,281	$324,786

Total Aerospace & Defense		324,786

Beverages 0.9%
Hansen Natural Corp.*	12,084	276,240

Total Beverages		276,240

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	2,191	189,302
Eaton Vance Corp.	6,222	231,085
SEI Investments Co.	8,393	193,291

Total Capital Markets		613,678

Chemicals 2.5%
CF Industries Holdings, Inc.	2,551	416,986
Terra Industries, Inc.	6,952	375,408

Total Chemicals		792,394

Commercial Services & Supplies 5.5%
Copart, Inc.*	4,512	197,896
Corporate Executive Board Co.	4,922	184,477
Dun & Bradstreet Corp.	2,971	287,117
Korn/Ferry International*	14,605	255,587
Mine Safety Appliances Co.	3,601	118,977
Navigant Consulting, Inc.*	22,447	414,821
Rollins, Inc.	10,873	185,711
Stericycle, Inc.*	2,361	141,070

Total Commercial Services & Supplies		1,785,656

Communications Equipment 2.8%
F5 Networks, Inc.*	16,775	488,991
Harris Corp.	3,061	147,387
Plantronics, Inc.	10,703	260,618

Total Communications Equipment		896,996

Computers & Peripherals 1.2%
Western Digital Corp.*	13,974	402,311

Total Computers & Peripherals		402,311

Diversified Consumer Services 5.8%
Career Education Corp.*	15,385	282,161
Corinthian Colleges, Inc.*	20,997	330,703
ITT Educational Services, Inc.*	4,071	360,609
Matthews International Corp. — Class A	5,292	264,124
Sotheby’s	6,692	185,636
Strayer Education, Inc.	2,011	447,849

Total Diversified Consumer Services		1,871,082

Electronic Equipment & Instruments 2.8%
Amphenol Corp. — Class A	5,972	284,685
FLIR Systems, Inc.*	11,163	454,781
Trimble Navigation, Ltd.*	4,661	154,745

Total Electronic Equipment & Instruments		894,211

Energy Equipment & Services 1.8%
FMC Technologies, Inc.*	4,271	263,862
Helix Energy Solutions Group, Inc.*	9,673	308,859

Total Energy Equipment & Services		572,721

Health Care Equipment & Supplies 3.7%
Gen-Probe, Inc.*	4,271	227,730
Hologic, Inc.*	11,454	211,555
Idexx Laboratories, Inc.*	4,534	242,569
Kinetic Concepts, Inc.*	8,513	297,529
ResMed, Inc.*	5,652	213,759

Total Health Care Equipment & Supplies		1,193,142

Health Care Providers & Services 5.6%
Apria Healthcare Group, Inc.*	13,835	265,770
Community Health Systems, Inc.*	6,992	230,596

		Market
	Shares	Value

Henry Schein, Inc.*	3,031	$162,340
Lincare Holdings, Inc.*	8,223	264,945
Psychiatric Solutions, Inc.*	16,935	593,064
VCA Antech, Inc.*	9,703	282,746

Total Health Care Providers & Services		1,799,461

Health Care Technology 0.5%
Cerner Corp.*	3,361	150,102

Total Health Care Technology		150,102

Hotels, Restaurants & Leisure 1.6%
Cheesecake Factory, Inc.*	9,543	134,365
Chipotle Mexican Grill, Inc. — Class A*	2,531	173,374
Scientific Games Corp. — Class A*	6,832	207,283

Total Hotels, Restaurants & Leisure		515,022

Household Durables 2.8%
NVR, Inc.*	940	519,181
Toll Brothers, Inc.*	19,306	387,857

Total Household Durables		907,038

Household Products 1.5%
Church & Dwight Co., Inc.	3,531	193,746
Energizer Holdings, Inc.*	3,831	273,304

Total Household Products		467,050

Insurance 3.0%
Brown & Brown, Inc.	12,584	221,101
Philadelphia Consolidated Holding Co.*	8,268	483,265
W.R. Berkley Corp.	11,234	265,347

Total Insurance		969,713

Internet Software & Services 2.5%
Digital River, Inc.*	16,825	671,149
ValueClick, Inc.*	12,584	149,750

Total Internet Software & Services		820,899

IT Services 3.4%
Alliance Data Systems Corp.*	3,451	221,382
DST Systems, Inc.*	5,422	327,652
Gartner, Inc. — Class A*	6,472	157,658
Global Payments, Inc.	5,422	240,140
SRA International, Inc. — Class A*	7,152	156,986

Total IT Services		1,103,818

Life Sciences Tools & Services 4.5%
Affymetrix, Inc.*	16,985	133,842
Charles River Laboratories International, Inc.*	2,011	133,651
Covance, Inc.*	1,720	157,896
Invitrogen Corp.*	10,243	454,277
Pharmaceutical Product Development, Inc.	6,342	241,884
Techne Corp.*	3,921	311,798

Total Life Sciences Tools & Services		1,433,348

Machinery 3.1%
Donaldson Co., Inc.	4,632	208,950
Graco, Inc.	7,802	282,666
Joy Global, Inc.	6,972	503,518

Total Machinery		995,134

Media 4.2%
DreamWorks Animation SKG, Inc.*	18,646	553,786
John Wiley & Sons, Inc.- Class A	5,152	233,592
Marvel Entertainment, Inc.*	10,983	381,110
Valassis Communications, Inc.*	22,057	194,543

Total Media		1,363,031

Metals & Mining 6.1%
Cleveland-Cliffs, Inc.	9,443	1,023,716
Commercial Metals Co.	14,615	436,258
Steel Dynamics, Inc.	15,815	501,019

Total Metals & Mining		1,960,993

RYDEX S&P MIDCAP 400 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Multiline Retail 1.0%
Dollar Tree Stores, Inc.*	8,743	$327,863

Total Multiline Retail		327,863

Oil, Gas & Consumable Fuels 8.0%
Cimarex Energy Co.	8,202	427,406
Denbury Resources, Inc.*	8,673	244,058
Encore Acquisition Co.*	17,265	1,068,186
Frontier Oil Corp.	9,773	178,357
Newfield Exploration Co.*	4,351	213,112
Pioneer Natural Resources Co.	4,491	266,990
Quicksilver Resources, Inc.*	6,992	182,911

Total Oil, Gas & Consumable Fuels		2,581,020

Personal Products 1.0%
NBTY, Inc.*	8,903	307,064

Total Personal Products		307,064

Pharmaceuticals 3.2%
Endo Pharmaceuticals Holdings, Inc.*	14,885	344,588
Medicis Pharmaceutical Corp. — Class A	5,902	108,361
Par Pharmaceutical Cos., Inc.*	11,613	200,905
Sepracor, Inc.*	21,267	371,747

Total Pharmaceuticals		1,025,601

Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	5,912	281,648

Total Real Estate Management & Development		281,648

Semiconductors & Semiconductor Equipment 1.8%
Cree, Inc.*	13,274	257,516
Silicon Laboratories, Inc.*	10,233	334,721

Total Semiconductors & Semiconductor Equipment		592,237

Software 3.2%
ACI Worldwide, Inc.*	16,785	328,315
Ansys, Inc.*	4,440	201,576
Fair Isaac Corp.	6,202	138,056
Macrovision Solutions Corp.*	8,713	132,438
McAfee, Inc.*	7,452	244,053

Total Software		1,044,438

Specialty Retail 9.0%
Advance Auto Parts, Inc.	7,082	290,999
Aeropostale, Inc.*	18,596	599,721
American Eagle Outfitters, Inc.	11,774	164,836
Chico’s FAS, Inc.*	50,355	280,477
Guess?, Inc.	3,541	112,144
O’Reilly Automotive, Inc.*	6,242	159,421
Pacific Sunwear of California, Inc.*	19,986	174,078
Ross Stores, Inc.	11,844	449,598
Urban Outfitters, Inc.*	15,315	505,548
Williams-Sonoma, Inc.	9,513	165,907

Total Specialty Retail		2,902,729

Textiles, Apparel & Luxury Goods 2.4%
Timberland Co. — Class A*	16,525	236,969
Under Armour, Inc. — Class A*	9,353	272,640
Warnaco Group, Inc.*	6,592	276,534

Total Textiles, Apparel & Luxury Goods		786,143

Trading Companies & Distributors 0.8%
Fastenal Co.	5,051	246,792

Total Trading Companies & Distributors		246,792

Total Common Stocks (Cost $33,627,162)		32,204,361

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Prime Money Market Fund	7,293	$7,293

Total Short Term Investments (Cost $7,293)		7,293

Total Investments 100.0% (Cost $33,634,455)		32,211,654

Liabilities in Excess of Other Assets — 0.0%(a)		(2,296)

Net Assets — 100.0%		$32,209,358

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.4%

Aerospace & Defense 0.5%
Applied Signal Technology, Inc.	10,140	$148,450

Total Aerospace & Defense		148,450

Auto Components 2.4%
Standard Motor Products, Inc.	51,240	481,144
Superior Industries International, Inc.	11,480	193,897

Total Auto Components		675,041

Automobiles 0.3%
Monaco Coach Corp.	32,350	72,464

Total Automobiles		72,464

Building Products 2.5%
Gibraltar Industries, Inc.	14,870	235,095
Griffon Corp.*	15,510	155,875
NCI Building Systems, Inc.*	2,780	104,139
Universal Forest Products, Inc.	7,440	200,880

Total Building Products		695,989

Capital Markets 1.1%
SWS Group, Inc.	15,890	300,639

Total Capital Markets		300,639

Chemicals 3.8%
A. Schulman, Inc.	8,410	195,364
Georgia Gulf Corp.	60,570	175,653
Material Sciences Corp.*	11,380	86,147
Omnova Solutions, Inc.*	16,290	43,820
PolyOne Corp.*	38,310	287,325
Quaker Chemical Corp.	7,780	232,466
Tronox, Inc.*	43,420	60,788

Total Chemicals		1,081,563

Commercial Banks 7.9%
Central Pacific Financial Corp.	12,090	133,836
Community Bank System, Inc.	5,880	138,768
First BanCorp.	40,920	358,050
First Commonwealth Financial Corp.	12,100	137,940
First Financial Bancorp	11,700	132,210
First Midwest Bancorp, Inc.	1,800	36,954
Hanmi Financial Corp.	14,840	78,652
Independent Bank Corp.	24,250	122,947
Irwin Financial Corp.*	25,860	106,285
National Penn Bancshares, Inc.	6,980	93,741
Old National Bancorp	8,090	122,806
Provident Bankshares Corp.	8,250	75,075
South Financial Group, Inc.	10,300	62,109
Sterling Bancorp	9,050	127,062
Sterling Financial Corp.	7,120	53,258
Susquehanna Bancshares, Inc.	9,400	134,608
Umpqua Holdings Corp.	13,320	180,886
United Bankshares, Inc.	1,970	49,624
Whitney Holding Corp.	4,180	85,941

Total Commercial Banks		2,230,752

Commercial Services & Supplies 4.0%
ABM Industries, Inc.	7,520	179,954
Angelica Corp.	10,240	224,665
CDI Corp.	4,400	90,552
Spherion Corp.*	35,610	174,133
Standard Register Co.	20,720	182,958
United Stationers, Inc.*	1,320	50,596
Volt Information Sciences, Inc.*	16,550	229,548

Total Commercial Services & Supplies		1,132,406

Communications Equipment 0.7%
Black Box Corp.	2,190	65,043
Ditech Networks, Inc.*	29,620	58,648

		Market
	Shares	Value

Symmetricom, Inc.*	14,400	$69,552

Total Communications Equipment		193,243

Construction & Engineering 0.2%
Insituform Technologies, Inc. — Class A*	3,850	66,567

Total Construction & Engineering		66,567

Containers & Packaging 0.9%
Rock-Tenn Co. — Class A	6,870	244,229

Total Containers & Packaging		244,229

Distributors 0.3%
Audiovox Corp. — Class A*	7,870	71,853

Total Distributors		71,853

Diversified Consumer Services 0.2%
CPI Corp.	3,530	48,608

Total Diversified Consumer Services		48,608

Diversified Financial Services 0.3%
Financial Federal Corp.	3,560	82,058

Total Diversified Financial Services		82,058

Electric Utilities 1.9%
Allete, Inc.	3,040	129,383
Central Vermont Public Service Corp.	4,120	90,805
Cleco Corp.	3,580	89,965
UIL Holdings Corp.	3,490	109,167
Unisource Energy Corp.	4,020	122,811

Total Electric Utilities		542,131

Electrical Equipment 0.9%
AO Smith Corp.	3,550	140,935
C&D Technologies, Inc.*	12,350	99,171

Total Electrical Equipment		240,106

Electronic Equipment & Instruments 3.2%
Benchmark Electronics, Inc.*	4,980	72,907
CTS Corp.	10,240	131,687
Gerber Scientific, Inc.*	7,520	89,262
Insight Enterprises, Inc.*	7,320	93,403
Methode Electronics, Inc.	4,770	53,376
Park Electrochemical Corp.	3,520	89,197
SYNNEX Corp.*	15,870	370,723

Total Electronic Equipment & Instruments		900,555

Food & Staples Retailing 2.1%
Great Atlantic & Pacific Tea Co., Inc.*	2,090	33,252
Longs Drug Stores Corp.	1,320	61,710
Nash Finch Co.	7,880	311,024
Spartan Stores, Inc.	8,350	198,646

Total Food & Staples Retailing		604,632

Food Products 0.2%
Lance, Inc.	3,250	59,800

Total Food Products		59,800

Gas Utilities 4.4%
Atmos Energy Corp.	11,370	300,964
Laclede Group, Inc.	6,610	280,330
New Jersey Resources Corp.	3,260	111,134
Northwest Natural Gas Co.	1,360	61,540
Piedmont Natural Gas Co., Inc.	3,830	102,567
Southern Union Co.	2,610	68,173
Southwest Gas Corp.	6,300	182,070
UGI Corp.	4,350	117,711

Total Gas Utilities		1,224,489

Health Care Equipment & Supplies 0.4%
Datascope Corp.	2,260	105,497

Total Health Care Equipment & Supplies		105,497

Health Care Providers & Services 0.9%
Gentiva Health Services, Inc.*	2,940	75,088

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

MedCath Corp.*	3,610	$67,399
Owens & Minor, Inc.	2,720	124,902

Total Health Care Providers & Services		267,389

Hotels, Restaurants & Leisure 2.6%
CKE Restaurants, Inc.	4,290	52,638
Landry’s Restaurants, Inc.	7,420	108,109
O’Charleys, Inc.	14,210	159,863
Ruby Tuesday, Inc.	28,940	199,107
Steak n Shake Co.*	7,810	53,811
Triarc Cos., Inc. — Class B	30,190	168,460

Total Hotels, Restaurants & Leisure		741,988

Household Durables 6.4%
Bassett Furniture Industries, Inc.	42,400	504,136
Ethan Allen Interiors, Inc.	3,310	83,081
La-Z-Boy, Inc.	54,370	401,251
Libbey, Inc.	8,460	76,732
M/I Homes, Inc.*	24,700	468,065
National Presto Industries, Inc.	3,590	256,613

Total Household Durables		1,789,878

Household Products 1.0%
Central Garden & Pet Co. — Class A*	53,400	223,212
Spectrum Brands, Inc.*	20,110	50,677

Total Household Products		273,889

Industrial Conglomerates 1.5%
Standex International Corp.	13,490	295,296
Tredegar Corp.	7,740	126,781

Total Industrial Conglomerates		422,077

Insurance 3.6%
LandAmerica Financial Group, Inc.	14,120	162,239
Presidential Life Corp.	8,880	142,435
Safety Insurance Group, Inc.	5,710	242,504
Selective Insurance Group, Inc.	4,900	105,840
Stewart Information Services Corp.	16,290	284,423
United Fire & Casualty Co.	2,650	72,001

Total Insurance		1,009,442

IT Services 2.0%
Ciber, Inc.*	19,000	134,330
Gevity HR, Inc.	56,650	422,042

Total IT Services		556,372

Leisure Equipment & Products 2.3%
Arctic Cat, Inc.	23,410	208,349
Brunswick Corp.	17,840	230,136
Nautilus, Inc.	42,360	206,717

Total Leisure Equipment & Products		645,202

Life Sciences Tools & Services 0.6%
Cambrex Corp.*	20,640	157,070

Total Life Sciences Tools & Services		157,070

Machinery 3.0%
Briggs & Stratton Corp.	7,360	99,654
Lydall, Inc.*	11,040	171,783
Mueller Industries, Inc.	2,640	67,769
Wabash National Corp.	53,960	501,828

Total Machinery		841,034

Media 0.5%
Live Nation, Inc.*	10,110	127,588

Total Media		127,588

Metals & Mining 0.3%
AM Castle & Co.	3,670	74,281

Total Metals & Mining		74,281

Multi-Utilities 1.2%
Avista Corp.	6,850	154,947

		Market
	Shares	Value

CH Energy Group, Inc.	4,890	$177,262

Total Multi-Utilities		332,209

Multiline Retail 1.8%
Fred’s, Inc. — Class A	21,640	278,290
Tuesday Morning Corp.*	61,100	234,624

Total Multiline Retail		512,914

Paper & Forest Products 1.0%
Schweitzer-Mauduit International, Inc.	3,510	65,321
Wausau Paper Corp.	24,270	215,032

Total Paper & Forest Products		280,353

Real Estate Investment Trusts (REITs) 8.4%
BioMed Realty Trust, Inc.	6,880	177,504
Colonial Properties Trust	13,470	268,861
DiamondRock Hospitality Co.	8,510	78,462
Entertainment Properties Trust	2,110	113,180
Home Properties, Inc.	2,790	153,506
Inland Real Estate Corp.	6,490	97,025
Kite Realty Group Trust	8,740	108,551
Lexington Corporate Properties Trust	10,760	154,944
LTC Properties, Inc.	3,920	114,582
Medical Properties Trust, Inc.	15,290	169,566
Mid-America Apartment Communities, Inc.	3,370	193,674
National Retail Properties, Inc.	5,370	113,522
Parkway Properties, Inc.	4,740	167,275
Pennsylvania Real Estate Investment Trust	8,170	150,491
PS Business Parks, Inc.	1,110	58,386
Senior Housing Properties Trust	5,280	111,144
Sovran Self Storage, Inc.	2,780	116,232

Total Real Estate Investment Trusts (REITs)		2,346,905

Road & Rail 1.7%
Arkansas Best Corp.	12,530	465,364

Total Road & Rail		465,364

Semiconductors & Semiconductor Equipment 0.4%
Photronics, Inc.*	13,930	59,203
Rudolph Technologies, Inc.*	7,300	63,729

Total Semiconductors & Semiconductor Equipment		122,932

Specialty Retail 16.1%
Big 5 Sporting Goods Corp.	6,210	49,618
Brown Shoe Co., Inc.	10,590	170,923
Cabela’s, Inc.*	4,270	49,617
Cato Corp. — Class A	12,570	224,877
Finish Line, Inc. — Class A	131,899	1,431,104
Group 1 Automotive, Inc.	13,010	255,647
Haverty Furniture Cos., Inc.	37,770	431,333
Jo-Ann Stores, Inc.*	19,590	430,392
Lithia Motors, Inc. — Class A	30,960	143,964
MarineMax, Inc.*	14,190	93,370
OfficeMax, Inc.	20,270	258,645
PEP Boys-Manny Moe & Jack	26,840	198,079
Sonic Automotive, Inc. — Class A	15,380	154,877
Stein Mart, Inc.*	95,610	427,377
Zale Corp.*	9,640	213,237

Total Specialty Retail		4,533,060

Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc.	9,860	207,454

Total Textiles, Apparel & Luxury Goods		207,454

Thrifts & Mortgage Finance 3.2%
Anchor BanCorp Wisconsin, Inc.	2,430	17,496
Bank Mutual Corp.	7,740	90,558
BankAtlantic Bancorp, Inc. — Class A	60,280	81,981
Brookline Bancorp, Inc.	8,190	79,853
Corus Bankshares, Inc.*	36,130	141,268
Dime Community Bancshares	6,110	102,220

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Downey Financial Corp.	5,070	$10,698
FirstFed Financial Corp.	3,870	30,960
Flagstar Bancorp, Inc.*	58,780	260,983
Guaranty Financial Group, Inc.*	6,770	22,409
TrustCo Bank Corp.	7,040	61,459

Total Thrifts & Mortgage Finance		899,885

Tobacco 0.6%
Alliance One International, Inc.*	40,980	183,181

Total Tobacco		183,181

Trading Companies & Distributors 1.4%
Building Materials Holding Corp.*	70,160	130,497
Lawson Products, Inc.	2,460	72,127
Watsco, Inc.	3,910	194,992

Total Trading Companies & Distributors		397,616

Total Common Stocks (Cost $32,779,846)		27,909,155

SHORT TERM INVESTMENTS 0.4%

SSgA Prime Money Market Fund	112,304	112,304

Total Short Term Investments (Cost $112,304)		112,304

Total Investments 99.8% (Cost $32,892,150)		28,021,459

Other Assets in Excess of Liabilities — 0.2%		56,743

Net Assets — 100.0%		$28,078,202

*	Non-Income Producing Security.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 3.4%
AAR Corp.*	990	$17,018
Ceradyne, Inc.*	1,310	60,718
Curtiss-Wright Corp.	700	36,848
Orbital Sciences Corp.*	1,850	46,269
Teledyne Technologies, Inc.*	460	28,934

Total Aerospace & Defense		189,787

Air Freight & Logistics 0.6%
Forward Air Corp.	950	34,761

Total Air Freight & Logistics		34,761

Auto Components 0.4%
Drew Industries, Inc.*	1,670	24,716

Total Auto Components		24,716

Beverages 0.5%
Boston Beer Co., Inc. — Class A*	610	27,627

Total Beverages		27,627

Biotechnology 1.6%
Martek Biosciences Corp.*	2,440	91,768

Total Biotechnology		91,768

Building Products 0.6%
Simpson Manufacturing Co., Inc.	1,330	31,933

Total Building Products		31,933

Capital Markets 3.6%
Greenhill & Co., Inc.	1,399	85,940
optionsXpress Holdings, Inc.	2,380	59,048
TradeStation Group, Inc.*	5,679	61,220

Total Capital Markets		206,208

Chemicals 1.3%
Balchem Corp.	1,050	26,513
NewMarket Corp.	790	48,790

Total Chemicals		75,303

Commercial Banks 2.5%
Nara Bancorp, Inc.	2,810	29,449
PrivateBancorp, Inc.	870	25,708
UCBH Holdings, Inc.	1,860	8,389
Wilshire Bancorp, Inc.	6,439	79,328

Total Commercial Banks		142,874

Commercial Services & Supplies 0.5%
Waste Connections, Inc.*	750	27,293

Total Commercial Services & Supplies		27,293

Communications Equipment 1.6%
Comtech Telecommunications Corp.*	800	39,304
NETGEAR, Inc.*	2,320	35,148
ViaSat, Inc.*	690	15,891

Total Communications Equipment		90,343

Computers & Peripherals 0.9%
Intevac, Inc.*	3,090	32,909
Stratasys, Inc.*	960	14,928

Total Computers & Peripherals		47,837

Construction Materials 1.1%
Headwaters, Inc.*	4,719	61,866

Total Construction Materials		61,866

Consumer Finance 1.3%
First Cash Financial Services, Inc.*	1,730	32,991
World Acceptance Corp.*	1,290	42,260

Total Consumer Finance		75,251

		Market
	Shares	Value

Distributors 0.3%
LKQ Corp.*	890	$18,245

Total Distributors		18,245

Diversified Consumer Services 2.4%
Coinstar, Inc.*	2,020	69,670
Pre-Paid Legal Services, Inc.*	1,000	42,020
Universal Technical Institute, Inc.*	1,680	24,662

Total Diversified Consumer Services		136,352

Diversified Financial Services 1.1%
Portfolio Recovery Associates, Inc.*	1,510	60,204

Total Diversified Financial Services		60,204

Electronic Equipment & Instruments 2.1%
Brightpoint, Inc.*	2,410	16,605
Daktronics, Inc.	1,400	24,990
FARO Technologies, Inc.*	1,500	35,550
LoJack Corp.*	1,760	10,806
Scansource, Inc.*	990	30,383

Total Electronic Equipment & Instruments		118,334

Energy Equipment & Services 6.5%
Basic Energy Services, Inc.*	3,590	96,643
CARBO Ceramics, Inc.	830	45,418
Dril-Quip, Inc.*	270	14,618
Hornbeck Offshore Services, Inc.*	1,300	57,954
Oceaneering International, Inc.*	450	27,288
Superior Well Services, Inc.*	1,320	41,923
Unit Corp.*	1,230	83,086

Total Energy Equipment & Services		366,930

Food & Staples Retailing 0.3%
United Natural Foods, Inc.*	980	18,836

Total Food & Staples Retailing		18,836

Food Products 0.5%
Green Mountain Coffee Roasters, Inc.*	800	29,080

Total Food Products		29,080

Health Care Equipment & Supplies 5.9%
Abaxis, Inc.*	1,010	20,089
American Medical Systems Holdings, Inc.*	1,300	21,411
Cooper Cos., Inc.	910	30,667
Haemonetics Corp.*	270	15,676
ICU Medical, Inc.*	630	17,911
Immucor, Inc.*	1,590	47,907
Integra LifeSciences Holdings Corp.*	960	43,833
Kensey Nash Corp.*	770	26,742
Merit Medical Systems, Inc.*	1,570	31,730
Palomar Medical Technologies, Inc.*	4,380	56,020
SurModics, Inc.*	490	20,624

Total Health Care Equipment & Supplies		332,610

Health Care Providers & Services 9.3%
Air Methods Corp.*	690	19,782
Amedisys, Inc.*	470	30,136
AMN Healthcare Services, Inc.*	2,520	47,628
Amsurg Corp. — Class A*	1,040	27,872
HealthExtras, Inc.*	3,090	92,731
Healthways, Inc.*	870	22,107
inVentiv Health, Inc.*	1,820	43,971
LCA-Vision, Inc.*	4,130	24,284
LHC Group, Inc.*	3,270	91,625
Molina Healthcare, Inc.*	1,140	34,018
Pediatrix Medical Group, Inc.*	490	23,839
PharMerica Corp.*	1,760	41,624
Sunrise Senior Living, Inc.*	1,330	23,847

Total Health Care Providers & Services		523,464

Hotels, Restaurants & Leisure 5.2%
CEC Entertainment, Inc.*	1,310	45,667

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Monarch Casino & Resort, Inc.*	1,540	$18,973
P.F. Chang’s China Bistro, Inc.*	1,550	40,300
Panera Bread Co. — Class A*	1,500	75,150
Papa John’s International, Inc.*	1,700	48,093
Shuffle Master, Inc.*	5,579	26,946
Sonic Corp.*	1,790	27,011
WMS Industries, Inc.*	480	13,526

Total Hotels, Restaurants & Leisure		295,666

Household Durables 2.1%
Meritage Homes Corp.*	3,920	70,756
Standard Pacific Corp.*	13,928	46,520
Standard Pacific Corp. — Rts*	12,270	2,331

Total Household Durables		119,607

Insurance 1.8%
Infinity Property & Casualty Corp.	1,170	52,135
Zenith National Insurance Corp.	1,360	46,798

Total Insurance		98,933

Internet & Catalog Retail 3.3%
NutriSystem, Inc.	3,660	62,989
PetMed Express, Inc.*	5,669	82,200
Stamps.com, Inc.*	2,990	40,694

Total Internet & Catalog Retail		185,883

Internet Software & Services 5.7%
Bankrate, Inc.*	1,700	53,465
DealerTrack Holdings, Inc.*	2,080	32,406
InfoSpace, Inc.*	2,720	25,677
j2 Global Communications, Inc.*	3,740	89,648
United Online, Inc.	4,210	45,721
Websense, Inc.*	3,480	72,627

Total Internet Software & Services		319,544

IT Services 1.7%
CACI International, Inc. — Class A*	770	34,619
Wright Express Corp.*	2,350	62,393

Total IT Services		97,012

Leisure Equipment & Products 1.7%
Polaris Industries, Inc.	820	35,096
Pool Corp.	2,660	58,733

Total Leisure Equipment & Products		93,829

Life Sciences Tools & Services 1.4%
Dionex Corp.*	470	32,674
Kendle International, Inc.*	690	28,394
PharmaNet Development Group, Inc.*	790	19,063

Total Life Sciences Tools & Services		80,131

Machinery 0.4%
Toro Co.	680	22,134

Total Machinery		22,134

Media 0.7%
Arbitron, Inc.	890	41,830

Total Media		41,830

Metals & Mining 0.3%
Brush Engineered Materials, Inc.*	770	18,426

Total Metals & Mining		18,426

Oil, Gas & Consumable Fuels 3.1%
Penn Virginia Corp.	910	55,282
Petroleum Development Corp.*	1,020	56,416
St. Mary Land & Exploration Co.	1,530	65,117

Total Oil, Gas & Consumable Fuels		176,815

Paper & Forest Products 1.0%
Deltic Timber Corp.	950	57,826

Total Paper & Forest Products		57,826

		Market
	Shares	Value

Personal Products 1.9%
Chattem, Inc.*	390	$25,144
Mannatech, Inc.	12,429	82,404

Total Personal Products		107,548

Pharmaceuticals 0.5%
Sciele Pharma, Inc.*	1,630	30,400

Total Pharmaceuticals		30,400

Road & Rail 2.6%
Heartland Express, Inc.	2,110	35,954
Knight Transportation, Inc.	2,500	47,300
Landstar System, Inc.	1,310	66,260

Total Road & Rail		149,514

Semiconductors & Semiconductor Equipment 0.4%
Diodes, Inc.*	880	22,854

Total Semiconductors & Semiconductor Equipment		22,854

Software 7.6%
Blackbaud, Inc.	1,440	25,718
Concur Technologies, Inc.*	1,180	48,640
Epicor Software Corp.*	5,649	38,187
EPIQ Systems, Inc.*	2,040	23,827
Factset Research Systems, Inc.	820	47,289
MICROS Systems, Inc.*	870	27,562
Quality Systems, Inc.	1,900	62,415
Secure Computing Corp.*	5,559	21,847
Smith Micro Software, Inc.*	5,369	38,657
Sonic Solutions, Inc.*	4,280	22,042
SPSS, Inc.*	1,060	35,033
Tyler Technologies, Inc.*	2,340	37,393

Total Software		428,610

Specialty Retail 6.3%
Christopher & Banks Corp.	2,520	21,924
Dress Barn, Inc.*	2,630	42,422
Gymboree Corp.*	1,490	55,726
Hibbett Sports, Inc.*	2,190	46,100
Jos. A. Bank Clothiers, Inc.*	1,480	33,152
Select Comfort Corp.*	6,279	12,432
Stage Stores, Inc.	4,769	70,677
Tractor Supply Co.*	1,140	43,331
Zumiez, Inc.*	2,210	32,620

Total Specialty Retail		358,384

Textiles, Apparel & Luxury Goods 3.9%
Crocs, Inc.*	2,010	8,924
Deckers Outdoor Corp.*	210	23,732
Fossil, Inc.*	740	19,817
K-Swiss, Inc. — Class A	3,210	49,627
True Religion Apparel, Inc.*	2,720	70,285
Volcom, Inc.*	2,770	49,694

Total Textiles, Apparel & Luxury Goods		222,079

Total Common Stocks (Cost $6,443,087)		5,658,647

SHORT TERM INVESTMENTS 0.1%

SSgA Prime Money Market Fund	2,986	2,986

Total Short Term Investments (Cost $2,986)		2,986

Total Investments 100.0% (Cost $6,446,073)		5,661,633

Liabilities in Excess of Other Assets — 0.0%(a)		(1,559)

Net Assets — 100.0%		$5,660,074

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

Auto Components 2.5%
Goodyear Tire & Rubber Co.*	4,088	$80,247
Johnson Controls, Inc.	2,729	82,307

Total Auto Components		162,554

Automobiles 3.3%
Ford Motor Co.*	14,365	68,952
General Motors Corp.*	5,937	65,723
Harley-Davidson, Inc.	2,249	85,102

Total Automobiles		219,777

Distributors 1.2%
Genuine Parts Co.	2,029	81,383

Total Distributors		81,383

Diversified Consumer Services 2.9%
Apollo Group, Inc. — Class A*	1,640	102,155
H&R Block, Inc.	3,757	91,408

Total Diversified Consumer Services		193,563

Hotels, Restaurants & Leisure 11.6%
Carnival Corp.	2,399	88,619
Darden Restaurants, Inc.	2,649	86,278
International Game Technology	2,919	63,371
Marriott International, Inc. — Class A	3,059	79,259
McDonald’s Corp.	1,470	87,891
Starbucks Corp.*	4,868	71,511
Starwood Hotels & Resorts Worldwide, Inc.	1,899	65,117
Wendy’s International, Inc.	2,829	64,925
Wyndham Worldwide Corp.	4,469	80,174
Yum! Brands, Inc.	2,319	83,067

Total Hotels, Restaurants & Leisure		770,212

Household Durables 16.2%
Black & Decker Corp.	1,449	86,969
Centex Corp.	5,598	82,179
D.R. Horton, Inc.	6,898	76,706
Fortune Brands, Inc.	1,319	75,592
Harman International Industries, Inc.	1,879	77,358
KB HOME	4,558	80,175
Leggett & Platt, Inc.	4,768	92,976
Lennar Corp. — Class A	5,578	67,494
Newell Rubbermaid, Inc.	4,649	76,848
Pulte Homes, Inc.	7,557	92,271
Snap-on, Inc.	1,539	86,630
Stanley Works	1,850	82,288
Whirlpool Corp.	1,279	96,820

Total Household Durables		1,074,306

Internet & Catalog Retail 3.5%
Amazon.com, Inc.*	1,040	79,394
Expedia, Inc.*	4,269	83,544
IAC/InterActiveCorp*	4,089	71,394

Total Internet & Catalog Retail		234,332

Leisure Equipment & Products 4.2%
Eastman Kodak Co.	6,768	99,084
Hasbro, Inc.	2,259	87,469
Mattel, Inc.	4,489	90,004

Total Leisure Equipment & Products		276,557

Media 17.8%
CBS Corp. — Class B	4,219	69,023
Comcast Corp. — Class A	4,279	88,233
DIRECTV Group, Inc.*	3,109	84,005
Gannett Co., Inc.	3,689	66,845
Interpublic Group of Cos., Inc.*	9,307	81,809
McGraw-Hill Cos., Inc.	1,969	80,079
Meredith Corp.	2,929	74,865

		Market
	Shares	Value

New York Times Co. — Class A	5,338	$67,205
News Corp. — Class A	5,148	72,741
Omnicom Group, Inc.	1,839	78,507
Scripps Networks Interactive — Class A	2,198	89,107
Time Warner, Inc.	5,788	82,884
Viacom, Inc. — Class B*	2,699	75,383
Walt Disney Co.	2,629	79,790
Washington Post Co. — Class B	150	92,738

Total Media		1,183,214

Multiline Retail 10.7%
Big Lots, Inc.*	2,569	78,252
Dillard’s, Inc. — Class A	6,337	64,067
Family Dollar Stores, Inc.	4,308	100,377
J.C. Penney Co., Inc.	2,289	70,570
Kohl’s Corp.*	1,919	80,425
Macy’s, Inc.	3,998	75,202
Nordstrom, Inc.	2,489	71,534
Sears Holdings Corp.*	1,130	91,530
Target Corp.	1,679	75,941

Total Multiline Retail		707,898

Specialty Retail 18.9%
Abercrombie & Fitch Co. — Class A	1,250	69,025
AutoNation, Inc.*	6,857	70,764
AutoZone, Inc.*	730	95,112
Bed Bath & Beyond, Inc.*	2,929	81,514
Best Buy Co., Inc.	1,989	79,003
GameStop Corp. — Class A*	1,809	73,283
Gap, Inc.	4,828	77,827
Home Depot, Inc.	3,209	76,470
Limited Brands, Inc.	4,618	76,151
Lowe’s Cos., Inc.	3,689	74,960
Office Depot, Inc.*	6,927	47,104
RadioShack Corp.	6,317	105,368
Sherwin-Williams Co.	1,699	90,472
Staples, Inc.	3,429	77,153
Tiffany & Co.	1,879	71,007
TJX Cos., Inc.	2,599	87,612

Total Specialty Retail		1,252,825

Textiles, Apparel & Luxury Goods 7.1%
Coach, Inc.*	2,739	69,872
Jones Apparel Group, Inc.	5,628	94,213
Liz Claiborne, Inc.	5,328	69,637
NIKE, Inc. — Class B	1,270	74,523
Polo Ralph Lauren Corp.	1,320	78,104
V.F. Corp.	1,210	86,612

Total Textiles, Apparel & Luxury Goods		472,961

Total Common Stocks (Cost $9,135,508)		6,629,582

SHORT TERM INVESTMENTS 0.4%

SSgA Prime Money Market Fund	26,310	26,310

Total Short Term Investments (Cost $26,310)		26,310

Total Investments 100.3% (Cost $9,161,818)		6,655,892

Liabilities in Excess of Other Assets — (0.3)%		(20,233)

Net Assets — 100.0%		$6,635,659

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Beverages 19.2%
Anheuser-Busch Cos., Inc.	3,840	$260,198
Brown-Forman Corp. — Class B	3,060	220,198
Coca-Cola Co.	4,380	225,570
Coca-Cola Enterprises, Inc.	12,861	217,737
Constellation Brands, Inc. — Class A*	11,791	253,742
Molson Coors Brewing Co. — Class B	4,220	227,753
Pepsi Bottling Group, Inc.	7,870	219,180
PepsiCo, Inc.	3,610	240,282

Total Beverages		1,864,660

Food & Staples Retailing 20.4%
Costco Wholesale Corp.	3,400	213,112
CVS Caremark Corp.	5,660	206,590
Kroger Co.	8,820	249,429
Safeway, Inc.	8,030	214,562
SUPERVALU, Inc.	7,450	190,869
Sysco Corp.	8,140	230,850
Wal-Mart Stores, Inc.	4,130	242,101
Walgreen Co.	6,680	229,391
Whole Foods Market, Inc.	8,910	197,535

Total Food & Staples Retailing		1,974,439

Food Products 32.8%
Archer-Daniels-Midland Co.	7,180	205,563
Campbell Soup Co.	7,040	256,115
ConAgra Foods, Inc.	10,581	229,396
Dean Foods Co.*	12,581	267,975
General Mills, Inc.	3,730	240,175
H.J. Heinz Co.	4,750	239,305
Hershey Co.	6,890	253,345
Kellogg Co.	4,630	245,668
Kraft Foods, Inc. — Class A	8,040	255,833
McCormick & Co., Inc.	6,350	254,635
Sara Lee Corp.	18,461	252,177
Tyson Foods, Inc. — Class A	16,021	238,713
Wm. Wrigley Jr. Co.	3,010	237,670

Total Food Products		3,176,570

Household Products 9.8%
Clorox Co.	4,380	238,710
Colgate-Palmolive Co.	3,350	248,804
Kimberly-Clark Corp.	3,800	219,754
Procter & Gamble Co.	3,670	240,312

Total Household Products		947,580

Personal Products 5.1%
Avon Products, Inc.	6,490	275,176
Estee Lauder Cos., Inc — Class A	5,060	223,146

Total Personal Products		498,322

Tobacco 12.3%
Altria Group, Inc.	11,271	229,365
Lorillard, Inc.*	3,327	223,275
Philip Morris International, Inc.	4,690	242,238
Reynolds American, Inc.	4,760	265,751
UST, Inc.	4,360	229,380

Total Tobacco		1,190,009

Total Common Stocks (Cost $9,764,730)		9,651,580

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.3%

SSgA Prime Money Market Fund	34,753	$34,753

Total Short Term Investments (Cost $34,753)		34,753

Total Investments 99.9% (Cost $9,799,483)		9,686,333

Other Assets in Excess of Liabilities — 0.1%		7,406

Net Assets — 100.0%		$9,693,739

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT ENERGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.4%

Energy Equipment & Services 34.7%
Baker Hughes, Inc.	4,650	$385,531
BJ Services Co.	12,270	360,738
Cameron International Corp.*	7,250	346,260
ENSCO International, Inc.	5,040	348,466
Halliburton Co.	7,910	354,526
Nabors Industries, Ltd.*	8,500	309,910
National-Oilwell Varco, Inc.*	4,740	372,706
Noble Corp.	6,190	321,075
Rowan Cos., Inc.	8,890	353,822
Schlumberger, Ltd.	3,840	390,144
Smith International, Inc.	5,020	373,388
Transocean, Inc.*	2,700	367,281
Weatherford International, Ltd.*	8,950	337,684

Total Energy Equipment & Services		4,621,531

Oil, Gas & Consumable Fuels 64.7%
Anadarko Petroleum Corp.	5,250	304,028
Apache Corp.	2,930	328,658
Cabot Oil & Gas Corp.	5,954	262,036
Chesapeake Energy Corp.	6,220	311,933
Chevron Corp.	4,150	350,924
ConocoPhillips	4,330	353,415
CONSOL Energy, Inc.	3,670	273,011
Devon Energy Corp.	3,380	320,728
El Paso Corp.	19,050	341,566
EOG Resources, Inc.	3,080	309,632
Exxon Mobil Corp.	4,699	377,941
Hess Corp.	3,240	328,536
Marathon Oil Corp.	7,859	388,785
Massey Energy Co.	4,406	327,146
Murphy Oil Corp.	4,470	356,393
Noble Energy, Inc.	4,210	310,993
Occidental Petroleum Corp.	4,680	368,924
Peabody Energy Corp.	4,980	336,897
Range Resources Corp.	6,389	310,250
Southwestern Energy Co.*	8,779	318,765
Spectra Energy Corp.	14,650	398,040
Sunoco, Inc.	10,326	419,339
Tesoro Corp.	19,451	300,323
Valero Energy Corp.	9,407	314,288
Williams Cos., Inc.	10,380	332,679
XTO Energy, Inc.	5,680	268,266

Total Oil, Gas & Consumable Fuels		8,613,496

Total Common Stocks (Cost $12,265,619)		13,235,027

SHORT TERM INVESTMENTS 0.6%

SSgA Prime Money Market Fund	76,575	76,575

Total Short Term Investments (Cost $76,575)		76,575

Total Investments 100.0% (Cost $12,342,194)		13,311,602

Liabilities in Excess of Other Assets — 0.0%(a)		(1,967)

Net Assets — 100.0%		$13,309,635

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Capital Markets 17.8%
American Capital, Ltd.	2,020	$41,046
Ameriprise Financial, Inc.	1,220	51,850
Bank of New York Mellon Corp.	1,360	48,280
Charles Schwab Corp.	2,530	57,912
E*TRADE Financial Corp.*	15,378	46,442
Federated Investors, Inc. — Class B	1,490	48,961
Franklin Resources, Inc.	550	55,335
Goldman Sachs Group, Inc.	300	55,212
Janus Capital Group, Inc.	1,820	55,219
Legg Mason, Inc.	1,070	43,175
Lehman Brothers Holdings, Inc.	2,300	39,882
Merrill Lynch & Co., Inc.	1,530	40,775
Morgan Stanley	1,410	55,667
Northern Trust Corp.	750	58,627
State Street Corp.	810	58,028
T. Rowe Price Group, Inc.	910	54,464

Total Capital Markets		810,875

Commercial Banks 20.0%
BB&T Corp.	2,180	61,084
Comerica, Inc.	1,810	51,983
Fifth Third Bancorp	5,229	73,049
First Horizon National Corp.*	6,949	65,321
Huntington Bancshares, Inc.	8,339	58,540
KeyCorp	4,809	50,735
M&T Bank Corp.	730	51,377
Marshall & Ilsley Corp.	3,100	47,120
National City Corp.	10,799	51,079
PNC Financial Services Group, Inc.	950	67,725
Regions Financial Corp.	4,700	44,556
SunTrust Banks, Inc.	1,590	65,285
U.S. Bancorp	1,850	56,629
Wachovia Corp.	3,170	54,746
Wells Fargo & Co.	2,210	66,897
Zions Bancorp	1,660	48,588

Total Commercial Banks		914,714

Consumer Finance 4.4%
American Express Co.	1,320	48,998
Capital One Financial Corp.	1,330	55,674
Discover Financial Services	3,800	55,670
SLM Corp.*	2,370	40,598

Total Consumer Finance		200,940

Diversified Financial Services 10.1%
Bank of America Corp.	1,990	65,471
CIT Group, Inc.	6,089	51,635
Citigroup, Inc.	2,820	52,706
CME Group, Inc.	130	46,817
IntercontinentalExchange, Inc.*	420	41,916
JPMorgan Chase & Co.	1,430	58,101
Leucadia National Corp.	1,120	50,142
Moody’s Corp.	1,450	50,474
NYSE Euronext	950	44,878

Total Diversified Financial Services		462,140

Insurance 24.7%
AFLAC, Inc.	840	46,712
Allstate Corp.	1,160	53,615
American International Group, Inc.	1,700	44,285
Aon Corp.	1,160	53,128
Assurant, Inc.	810	48,697
Chubb Corp.	1,070	51,403
Cincinnati Financial Corp.	1,910	53,174
Genworth Financial, Inc. — Class A	2,860	45,674
Hartford Financial Services Group, Inc.	800	50,712

		Market
	Shares	Value

Lincoln National Corp.	1,130	$53,901
Loews Corp.	1,110	49,462
Marsh & McLennan Cos., Inc.	2,090	59,043
MBIA, Inc.*	9,149	54,254
MetLife, Inc.	960	48,739
Principal Financial Group, Inc.	1,130	48,036
Progressive Corp.	2,760	55,890
Prudential Financial, Inc.	800	55,176
SAFECO Corp.	830	54,913
Torchmark Corp.	910	52,826
Travelers Cos., Inc.	1,200	52,944
Unum Group	2,470	59,675
XL Capital, Ltd. — Class A	1,920	34,349

Total Insurance		1,126,608

Real Estate Investment Trusts (REITs) 16.3%
Apartment Investment & Management Co. — Class A	1,520	51,939
AvalonBay Communities, Inc.	590	58,829
Boston Properties, Inc.	570	54,828
Developers Diversified Realty Corp.	1,480	47,301
Equity Residential Properties Trust	1,340	57,848
General Growth Properties, Inc.	1,440	39,470
HCP, Inc.	1,670	60,237
Host Hotels & Resorts, Inc.	3,740	49,031
Kimco Realty Corp.	1,500	52,935
Plum Creek Timber Co., Inc.	1,230	59,926
ProLogis	960	46,925
Public Storage, Inc.	680	55,685
Simon Property Group, Inc.	570	52,799
Vornado Realty Trust	590	56,091

Total Real Estate Investment Trusts (REITs)		743,844

Real Estate Management & Development 0.8%
CB Richard Ellis Group, Inc. — Class A*	2,680	37,654

Total Real Estate Management & Development		37,654

Thrifts & Mortgage Finance 5.5%
Federal Home Loan Mortgage Corp.	2,480	20,262
Federal National Mortgage Association	2,310	26,565
Hudson City Bancorp, Inc.	3,120	56,971
MGIC Investment Corp.	6,179	39,546
Sovereign Bancorp, Inc.*	6,269	59,681
Washington Mutual, Inc.	8,729	46,525

Total Thrifts & Mortgage Finance		249,550

Total Common Stocks (Cost $6,702,425)		4,546,325

SHORT TERM INVESTMENTS 0.2%

SSgA Prime Money Market Fund	11,921	11,921

Total Short Term Investments (Cost $11,921)		11,921

Total Investments 99.8% (Cost $6,714,346)		4,558,246

Other Assets in Excess of Liabilities — 0.2%		6,879

Net Assets — 100.0%		$4,565,125

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 10.6%
Amgen, Inc.*	21,320	$1,335,272
Biogen Idec, Inc.*	16,440	1,146,854
Celgene Corp.*	16,190	1,222,183
Genzyme Corp.*	14,080	1,079,232
Gilead Sciences, Inc.*	17,610	950,588

Total Biotechnology		5,734,129

Health Care Equipment & Supplies 22.2%
Baxter International, Inc.	15,270	1,047,675
Becton, Dickinson & Co.	12,120	1,029,109
Boston Scientific Corp.*	74,740	888,659
C.R. Bard, Inc.	10,860	1,008,243
Covidien, Ltd.	19,930	981,353
Hospira, Inc.*	24,070	918,511
Intuitive Surgical, Inc.*	3,390	1,055,273
Medtronic, Inc.	18,810	993,732
St Jude Medical, Inc.*	23,520	1,095,562
Stryker Corp.	15,170	973,762
Varian Medical Systems, Inc.*	18,700	1,122,000
Zimmer Holdings, Inc.*	13,800	950,958

Total Health Care Equipment & Supplies		12,064,837

Health Care Providers & Services 29.5%
Aetna, Inc.	23,130	948,561
AmerisourceBergen Corp.	24,290	1,017,022
Cardinal Health, Inc.	18,380	987,558
CIGNA Corp.	26,420	978,069
Coventry Health Care, Inc.*	30,870	1,091,872
DaVita, Inc.*	17,020	950,567
Express Scripts, Inc.*	15,070	1,063,038
Humana, Inc.*	22,590	991,927
Laboratory Corp. of America Holdings*	13,630	921,115
McKesson Corp.	16,670	933,353
Medco Health Solutions, Inc.*	21,190	1,050,600
Patterson Cos., Inc.*	30,980	967,505
Quest Diagnostics, Inc.	19,730	1,048,847
Tenet Healthcare Corp.*	177,591	1,028,252
UnitedHealth Group, Inc.	35,090	985,327
WellPoint, Inc.*	19,810	1,039,035

Total Health Care Providers & Services		16,002,648

Health Care Technology 1.6%
IMS Health, Inc.	41,410	865,469

Total Health Care Technology		865,469

Life Sciences Tools & Services 9.2%
Applied Biosystems Inc.	28,210	1,041,795
Millipore Corp.*	13,380	941,283
PerkinElmer, Inc.	33,550	976,305
Thermo Fisher Scientific Inc.*	16,630	1,006,448
Waters Corp.*	15,240	1,035,405

Total Life Sciences Tools & Services		5,001,236

Pharmaceuticals 26.8%
Abbott Laboratories	17,860	1,006,232
Allergan, Inc.	17,430	905,140
Barr Pharmaceuticals, Inc.*	23,330	1,539,313
Bristol-Myers Squibb Co.	48,610	1,026,643
Eli Lilly & Co.	20,320	957,275
Forest Laboratories, Inc.*	29,870	1,060,684
Johnson & Johnson	14,950	1,023,626
King Pharmaceuticals, Inc.*	100,841	1,160,680
Merck & Co., Inc.	27,350	899,815
Mylan Inc.*	79,780	1,034,747
Pfizer, Inc.	54,770	1,022,556
Schering-Plough Corp.	51,120	1,077,610

		Market
	Shares	Value

Watson Pharmaceuticals, Inc.*	35,760	$1,033,822
Wyeth	20,100	814,452

Total Pharmaceuticals		14,562,595

Total Common Stocks (Cost $54,786,454)		54,230,914

SHORT TERM INVESTMENTS 0.1%

SSgA Prime Money Market Fund	22,536	22,536

Total Short Term Investments (Cost $22,536)		22,536

Total Investments 100.0% (Cost $54,808,990)		54,253,450

Other Assets in Excess of Liabilities — 0.0%(a)		16,250

Net Assets — 100.0%		$54,269,700

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Aerospace & Defense 20.2%
Boeing Co.	1,930	$117,942
General Dynamics Corp.	1,710	152,430
Goodrich Corp.	2,810	138,083
Honeywell International, Inc.	2,710	137,776
L-3 Communications Holdings, Inc.	1,540	151,983
Lockheed Martin Corp.	1,450	151,279
Northrop Grumman Corp.	2,090	140,845
Precision Castparts Corp.	1,340	125,196
Raytheon Co.	2,540	144,602
Rockwell Collins, Inc.	2,910	144,598
United Technologies Corp.	2,150	137,557

Total Aerospace & Defense		1,542,291

Air Freight & Logistics 6.9%
C.H. Robinson Worldwide, Inc.	2,460	118,572
Expeditors International of Washington, Inc.	3,420	121,444
FedEx Corp.	1,830	144,277
United Parcel Service, Inc. — Class B	2,230	140,668

Total Air Freight & Logistics		524,961

Airlines 2.1%
Southwest Airlines Co.	10,420	162,448

Total Airlines		162,448

Building Products 1.9%
Masco Corp.	8,900	146,761

Total Building Products		146,761

Commercial Services & Supplies 16.3%
Allied Waste Industries, Inc.*	10,840	131,164
Avery Dennison Corp.	3,180	139,952
Cintas Corp.	5,560	158,126
Equifax, Inc.	4,220	148,080
Monster Worldwide, Inc.*	6,970	123,648
Pitney Bowes, Inc.	4,160	131,830
R.R. Donnelley & Sons Co.	4,760	127,092
Robert Half International, Inc.	5,810	146,935
Waste Management, Inc.	3,820	135,763

Total Commercial Services & Supplies		1,242,590

Construction & Engineering 3.3%
Fluor Corp.	1,540	125,279
Jacobs Engineering Group, Inc.*	1,670	129,158

Total Construction & Engineering		254,437

Electrical Equipment 5.3%
Cooper Industries, Ltd. — Class A	3,500	147,595
Emerson Electric Co.	2,720	132,464
Rockwell Automation, Inc.	2,790	124,183

Total Electrical Equipment		404,242

Industrial Conglomerates 7.5%
3M Co.	2,020	142,188
General Electric Co.	5,330	150,786
Textron, Inc.	2,830	123,020
Tyco International, Ltd.	3,390	151,058

Total Industrial Conglomerates		567,052

Machinery 24.2%
Caterpillar, Inc.	1,860	129,307
Cummins, Inc.	2,060	136,660
Danaher Corp.	1,820	144,963
Deere & Co.	1,930	135,409
Dover Corp.	2,850	141,446
Eaton Corp.	1,570	111,533
Illinois Tool Works, Inc.	3,030	141,955
Ingersoll-Rand Co., Ltd. — Class A	3,800	136,800
ITT Corp.	2,280	152,669

		Market
	Shares	Value

Manitowoc Co., Inc.	3,880	$102,277
PACCAR, Inc.	3,270	137,536
Pall Corp.	3,520	142,278
Parker-Hannifin Corp.	1,920	118,426
Terex Corp.*	2,400	113,592

Total Machinery		1,844,851

Road & Rail 9.9%
Burlington Northern Santa Fe Corp.	1,410	146,823
CSX Corp.	2,240	151,379
Norfolk Southern Corp.	2,300	165,416
Ryder System, Inc.	2,010	132,580
Union Pacific Corp.	1,900	156,636

Total Road & Rail		752,834

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	1,680	150,377

Total Trading Companies & Distributors		150,377

Total Common Stocks (Cost $8,025,675)		7,592,844

SHORT TERM INVESTMENTS 0.3%

SSgA Prime Money Market Fund	26,211	26,211

Total Short Term Investments (Cost $26,211)		26,211

Total Investments 99.9% (Cost $8,051,886)		7,619,055

Other Assets in Excess of Liabilities — 0.1%		4,043

Net Assets — 100.0%		$7,623,098

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.8%

Chemicals 46.3%
Air Products & Chemicals, Inc.	1,820	$173,282
Ashland, Inc.	3,661	152,920
Dow Chemical Co.	4,951	164,918
Du Pont (E.I.) de Nemours & Co.	4,021	176,160
Eastman Chemical Co.	2,590	155,296
Ecolab, Inc.	4,231	189,126
Hercules, Inc.	10,302	206,555
International Flavors & Fragrances, Inc.	4,641	186,661
Monsanto Co.	1,330	158,416
PPG Industries, Inc.	3,120	189,197
Praxair, Inc.	1,920	179,962
Rohm & Haas Co.	3,830	287,250
Sigma-Aldrich Corp.	3,310	201,049

Total Chemicals		2,420,792

Construction Materials 3.6%
Vulcan Materials Co.	2,910	186,793

Total Construction Materials		186,793

Containers & Packaging 14.8%
Ball Corp.	3,601	160,532
Bemis Co., Inc.	7,811	219,958
Pactiv Corp.*	8,221	198,208
Sealed Air Corp.	8,941	194,020

Total Containers & Packaging		772,718

Metals & Mining 23.7%
AK Steel Holding Corp.	2,450	155,575
Alcoa, Inc.	4,921	166,084
Allegheny Technologies, Inc.	2,960	139,978
Freeport-McMoRan Copper & Gold, Inc.	1,570	151,897
Newmont Mining Corp.	3,830	183,687
Nucor Corp.	2,440	139,617
Titanium Metals Corp.	12,772	143,813
United States Steel Corp.	1,010	161,964

Total Metals & Mining		1,242,615

Paper & Forest Products 11.4%
International Paper Co.	7,561	209,591
MeadWestvaco Corp.	7,601	203,783
Weyerhaeuser Co.	3,471	185,560

Total Paper & Forest Products		598,934

Total Common Stocks (Cost $5,731,519)		5,221,852

SHORT TERM INVESTMENTS 0.1%

SSgA Prime Money Market Fund	7,073	7,073

Total Short Term Investments (Cost $7,073)		7,073

Total Investments 99.9% (Cost $5,738,592)		5,228,925

Other Assets in Excess of Liabilities — 0.1%		4,542

Net Assets — 100.0%		$5,233,467

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

Commercial Services & Supplies 1.1%
Mastercard, Inc. — Class A	968	$236,337

Total Commercial Services & Supplies		236,337

Communications Equipment 11.7%
Ciena Corp.*	12,753	263,605
Cisco Systems, Inc.*	13,355	293,677
Corning, Inc.	13,031	260,750
JDS Uniphase Corp.*	27,629	301,985
Juniper Networks, Inc.*	14,539	378,450
Motorola, Inc.	41,894	361,964
QUALCOMM, Inc.	6,798	376,201
Tellabs, Inc.*	65,723	337,816

Total Communications Equipment		2,574,448

Computers & Peripherals 16.3%
Apple, Inc.*	1,866	296,601
Dell, Inc.*	13,987	343,661
EMC Corp.*	20,375	305,829
Hewlett-Packard Co.	7,224	323,635
International Business Machines Corp.	2,676	342,474
Lexmark International, Inc. — Class A*	9,552	335,084
NetApp, Inc.*	14,189	362,529
QLogic Corp.*	21,719	409,186
SanDisk Corp.*	15,513	218,733
Sun Microsystems, Inc.*	29,457	313,128
Teradata Corp.*	14,279	334,414

Total Computers & Peripherals		3,585,274

Electronic Equipment & Instruments 5.8%
Agilent Technologies, Inc.*	8,864	319,636
Jabil Circuit, Inc.	21,859	355,427
Molex, Inc.	12,395	304,050
Tyco Electronics, Ltd.	8,950	296,603

Total Electronic Equipment & Instruments		1,275,716

Internet Software & Services 6.2%
Akamai Technologies, Inc.*	9,162	213,841
eBay, Inc.*	11,620	292,475
Google, Inc. — Class A*	600	284,250
VeriSign, Inc.*	8,262	268,846
Yahoo!, Inc.*	14,933	297,017

Total Internet Software & Services		1,356,429

IT Services 16.8%
Affiliated Computer Services, Inc. — Class A*	5,940	286,308
Automatic Data Processing, Inc.	7,788	332,626
Cognizant Technology Solutions Corp. — Class A*	9,364	262,848
Computer Sciences Corp.*	6,930	328,274
Convergys Corp.*	21,403	271,818
Electronic Data Systems Corp.	13,409	332,677
Fidelity National Information Services, Inc.	15,075	285,671
Fiserv, Inc.*	6,898	329,862
Paychex, Inc.	10,174	334,928
Total System Services, Inc.	14,161	277,272
Unisys Corp.*	76,021	280,518
Western Union Co.	13,197	364,765

Total IT Services		3,687,567

Office Electronics 1.4%
Xerox Corp.	23,563	321,399

Total Office Electronics		321,399

Semiconductors & Semiconductor Equipment 23.4%
Advanced Micro Devices, Inc.*	46,972	197,752
Altera Corp.	14,755	323,872

		Market
	Shares	Value

Analog Devices, Inc.	9,912	$302,415
Applied Materials, Inc.	16,391	283,892
Broadcom Corp. — Class A*	12,443	302,241
Intel Corp.	14,717	326,570
KLA-Tencor Corp.	8,254	310,268
Linear Technology Corp.	10,028	311,369
LSI Logic Corp.*	46,708	324,154
MEMC Electronic Materials, Inc.*	5,052	233,453
Microchip Technology, Inc.	10,380	331,433
Micron Technology, Inc.*	45,428	219,417
National Semiconductor Corp.	14,913	312,427
Novellus Systems, Inc.*	15,467	315,063
NVIDIA Corp.*	16,767	191,815
Teradyne, Inc.*	29,703	278,317
Texas Instruments, Inc.	11,262	274,568
Xilinx, Inc.	12,090	300,195

Total Semiconductors & Semiconductor Equipment		5,139,221

Software 17.2%
Adobe Systems, Inc.*	8,106	335,183
Autodesk, Inc.*	8,948	285,352
BMC Software, Inc.*	8,774	288,577
CA, Inc.	14,013	334,350
Citrix Systems, Inc.*	10,672	284,302
Compuware Corp.*	34,101	375,111
Electronic Arts, Inc.*	7,014	302,865
Intuit, Inc.*	11,538	315,334
Microsoft Corp.	11,634	299,227
Novell, Inc.*	53,078	295,644
Oracle Corp.*	14,953	321,938
Symantec Corp.*	17,033	358,885

Total Software		3,796,768

Total Common Stocks (Cost $25,607,552)		21,973,159

SHORT TERM INVESTMENTS 0.1%

SSgA Prime Money Market Fund	16,260	16,260

Total Short Term Investments (Cost $16,260)		16,260

Total Investments 100.0% (Cost $25,623,812)		21,989,419

Liabilities in Excess of Other Assets — 0.0% (a)		(3,638)

Net Assets — 100.0%		$21,985,781

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 99.3%

Diversified Telecommunication Services 18.4%
AT&T, Inc.	4,101	$126,352
CenturyTel, Inc.	4,590	170,702
Embarq Corp.	3,220	147,379
Frontier Communications Corp.	12,931	149,482
Qwest Communications International, Inc.	35,944	137,666
Verizon Communications, Inc.	3,961	134,833
Windstream Corp.	11,121	132,562

Total Diversified Telecommunication Services		998,976

Electric Utilities 32.3%
Allegheny Energy, Inc.	2,690	130,196
American Electric Power Co., Inc.	3,410	134,695
Duke Energy Corp.	7,981	140,306
Edison International	2,730	131,968
Entergy Corp.	1,170	125,096
Exelon Corp.	1,560	122,647
FirstEnergy Corp.	1,740	127,977
FPL Group, Inc.	2,120	136,804
Pepco Holdings, Inc.	5,471	136,447
Pinnacle West Capital Corp.	4,391	147,406
PPL Corp.	2,760	129,610
Progress Energy, Inc.	3,320	140,469
Southern Co.	4,091	144,780

Total Electric Utilities		1,748,401

Gas Utilities 4.5%
Nicor, Inc.	3,310	131,804
Questar Corp.	2,080	109,991

Total Gas Utilities		241,795

Independent Power Producers & Energy Traders 6.6%
AES Corp.*	7,121	114,933
Constellation Energy Group, Inc.	1,680	139,709
Dynegy, Inc. — Class A*	15,322	103,117

Total Independent Power Producers & Energy Traders		357,759

Multi-Utilities 32.3%
Ameren Corp.	3,290	135,186
CenterPoint Energy, Inc.	8,661	136,584
CMS Energy Corp.	9,161	123,674
Consolidated Edison, Inc.	3,550	140,935
Dominion Resources, Inc.	2,980	131,656
DTE Energy Co.	3,261	133,636
Integrys Energy Group, Inc.	2,720	138,883
NiSource, Inc.	8,111	138,536
PG&E Corp.	3,580	137,937
Public Service Enterprise Group, Inc.	3,070	128,326
Sempra Energy	2,550	143,208
TECO Energy, Inc.	6,561	121,707
Xcel Energy, Inc.	6,841	137,230

Total Multi-Utilities		1,747,498

Wireless Telecommunication Services 5.2%
American Tower Corp. — Class A*	3,270	137,013
Sprint Nextel Corp.*	17,642	143,606

Total Wireless Telecommunication Services		280,619

Total Common Stocks (Cost $5,722,827)		5,375,048

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.5%

SSgA Prime Money Market Fund	25,805	$25,805

Total Short Term Investments (Cost $25,805)		25,805

Total Investments 99.8% (Cost $5,748,632)		5,400,853

Other Assets in Excess of Liabilities — 0.2%		10,526

Net Assets — 100.0%		$5,411,379

*	Non-Income Producing Security.

RYDEX 2x S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 82.6%

Aerospace & Defense 2.3%
Boeing Co.	2,734	$167,075
General Dynamics Corp.	1,454	129,609
Goodrich Corp.	454	22,310
Honeywell International, Inc.	2,706	137,573
L-3 Communications Holdings, Inc.	450	44,410
Lockheed Martin Corp.	1,230	128,326
Northrop Grumman Corp.	1,242	83,698
Precision Castparts Corp.	502	46,902
Raytheon Co.	1,542	87,786
Rockwell Collins, Inc.	588	29,218
United Technologies Corp.	3,548	227,001

Total Aerospace & Defense		1,103,908

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	626	30,173
Expeditors International of Washington, Inc.	778	27,627
FedEx Corp.	1,128	88,931
United Parcel Service, Inc. — Class B	3,722	234,784

Total Air Freight & Logistics		381,515

Airlines 0.1%
Southwest Airlines Co.	2,670	41,625

Total Airlines		41,625

Auto Components 0.2%
Goodyear Tire & Rubber Co.*	876	17,196
Johnson Controls, Inc.	2,158	65,085

Total Auto Components		82,281

Automobiles 0.2%
Ford Motor Co.*	8,173	39,230
General Motors Corp.*	2,068	22,893
Harley-Davidson, Inc.	866	32,770

Total Automobiles		94,893

Beverages 2.1%
Anheuser-Busch Cos., Inc.	2,596	175,905
Brown-Forman Corp. — Class B	312	22,452
Coca-Cola Co.	7,283	375,074
Coca-Cola Enterprises, Inc.	1,052	17,810
Constellation Brands, Inc. — Class A*	714	15,365
Molson Coors Brewing Co. — Class B	512	27,633
Pepsi Bottling Group, Inc.	488	13,591
PepsiCo, Inc.	5,780	384,717

Total Beverages		1,032,547

Biotechnology 1.4%
Amgen, Inc.*	3,964	248,265
Biogen Idec, Inc.*	1,066	74,364
Celgene Corp.*	1,592	120,180
Genzyme Corp.*	976	74,811
Gilead Sciences, Inc.*	3,362	181,481

Total Biotechnology		699,101

Building Products 0.0% (a)
Masco Corp.	1,316	21,701

Total Building Products		21,701

Capital Markets 2.5%
American Capital, Ltd.	740	15,037
Ameriprise Financial, Inc.	814	34,595
Bank of New York Mellon Corp.	4,164	147,822
Charles Schwab Corp.	3,386	77,505
E*TRADE Financial Corp.*	1,718	5,188
Federated Investors, Inc. — Class B	314	10,318
Franklin Resources, Inc.	564	56,744
Goldman Sachs Group, Inc.	1,440	265,018
Janus Capital Group, Inc.	538	16,323

		Market
	Shares	Value

Legg Mason, Inc.	516	$20,821
Lehman Brothers Holdings, Inc.	2,534	43,940
Merrill Lynch & Co., Inc.	4,944	131,758
Morgan Stanley	4,036	159,341
Northern Trust Corp.	702	54,875
State Street Corp.	1,554	111,328
T. Rowe Price Group, Inc.	942	56,379

Total Capital Markets		1,206,992

Chemicals 1.7%
Air Products & Chemicals, Inc.	766	72,931
Ashland, Inc.	202	8,437
Dow Chemical Co.	3,386	112,788
Du Pont (E.I.) de Nemours & Co.	3,284	143,872
Eastman Chemical Co.	276	16,549
Ecolab, Inc.	640	28,608
Hercules, Inc.	412	8,261
International Flavors & Fragrances, Inc.	290	11,664
Monsanto Co.	1,994	237,505
PPG Industries, Inc.	602	36,505
Praxair, Inc.	1,142	107,040
Rohm & Haas Co.	454	34,050
Sigma-Aldrich Corp.	464	28,183

Total Chemicals		846,393

Commercial Banks 2.2%
BB&T Corp.	1,994	55,872
Comerica, Inc.	550	15,796
Fifth Third Bancorp	2,094	29,253
First Horizon National Corp.*	678	6,373
Huntington Bancshares, Inc.	1,330	9,337
KeyCorp	1,768	18,652
M&T Bank Corp.	278	19,566
Marshall & Ilsley Corp.	942	14,318
National City Corp.	2,770	13,102
PNC Financial Services Group, Inc.	1,264	90,111
Regions Financial Corp.	2,534	24,022
SunTrust Banks, Inc.	1,280	52,557
U.S. Bancorp	6,344	194,190
Wachovia Corp.	7,785	134,447
Wells Fargo & Co.	12,035	364,299
Zions Bancorp	388	11,357

Total Commercial Banks		1,053,252

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	1,228	14,859
Avery Dennison Corp.	388	17,076
Cintas Corp.	478	13,594
Equifax, Inc.	474	16,633
Mastercard, Inc. — Class A	268	65,432
Monster Worldwide, Inc.*	450	7,983
Pitney Bowes, Inc.	754	23,894
R.R. Donnelley & Sons Co.	776	20,719
Robert Half International, Inc.	578	14,618
Waste Management, Inc.	1,792	63,688

Total Commercial Services & Supplies		258,496

Communications Equipment 2.2%
Ciena Corp.*	326	6,738
Cisco Systems, Inc.*	21,524	473,313
Corning, Inc.	5,742	114,897
JDS Uniphase Corp.*	840	9,181
Juniper Networks, Inc.*	1,918	49,926
Motorola, Inc.	8,213	70,960
QUALCOMM, Inc.	5,894	326,174
Tellabs, Inc.*	1,454	7,474

Total Communications Equipment		1,058,663

Computers & Peripherals 4.0%
Apple, Inc.*	3,210	510,229

RYDEX 2x S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Dell, Inc.*	7,359	$180,811
EMC Corp.*	7,535	113,100
Hewlett-Packard Co.	8,989	402,707
International Business Machines Corp.	5,002	640,156
Lexmark International, Inc. — Class A*	350	12,278
NetApp, Inc.*	1,254	32,040
QLogic Corp.*	488	9,194
SanDisk Corp.*	816	11,506
Sun Microsystems, Inc.*	2,846	30,253
Teradata Corp.*	652	15,270

Total Computers & Peripherals		1,957,544

Construction & Engineering 0.2%
Fluor Corp.	650	52,877
Jacobs Engineering Group, Inc.*	440	34,030

Total Construction & Engineering		86,907

Construction Materials 0.1%
Vulcan Materials Co.	402	25,804

Total Construction Materials		25,804

Consumer Finance 0.6%
American Express Co.	4,224	156,795
Capital One Financial Corp.	1,368	57,264
Discover Financial Services	1,744	25,550
SLM Corp.*	1,704	29,189

Total Consumer Finance		268,798

Containers & Packaging 0.1%
Ball Corp.	352	15,692
Bemis Co., Inc.	364	10,250
Pactiv Corp.*	478	11,525
Sealed Air Corp.	588	12,760

Total Containers & Packaging		50,227

Distributors 0.0%(a)
Genuine Parts Co.	602	24,146

Total Distributors		24,146

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	468	29,152
H&R Block, Inc.	1,190	28,952

Total Diversified Consumer Services		58,104

Diversified Financial Services 3.4%
Bank of America Corp.	16,613	546,568
CIT Group, Inc.	1,028	8,717
Citigroup, Inc.	19,834	370,697
CME Group, Inc.	200	72,026
IntercontinentalExchange, Inc.*	262	26,148
JPMorgan Chase & Co.	12,588	511,441
Leucadia National Corp.	640	28,653
Moody’s Corp.	740	25,759
NYSE Euronext	966	45,634

Total Diversified Financial Services		1,635,643

Diversified Telecommunication Services 2.3%
AT&T, Inc.	21,652	667,098
CenturyTel, Inc.	388	14,430
Embarq Corp.	540	24,716
Frontier Communications Corp.	1,180	13,641
Qwest Communications International, Inc.	5,542	21,226
Verizon Communications, Inc.	10,391	353,710
Windstream Corp.	1,630	19,429

Total Diversified Telecommunication Services		1,114,250

Electric Utilities 1.8%
Allegheny Energy, Inc.	614	29,718
American Electric Power Co., Inc.	1,468	57,986
Duke Energy Corp.	4,614	81,114
Edison International	1,190	57,525
Entergy Corp.	702	75,058

		Market
	Shares	Value

Exelon Corp.	2,394	$188,216
FirstEnergy Corp.	1,114	81,935
FPL Group, Inc.	1,492	96,279
Pepco Holdings, Inc.	738	18,406
Pinnacle West Capital Corp.	364	12,219
PPL Corp.	1,354	63,584
Progress Energy, Inc.	952	40,279
Southern Co.	2,796	98,950

Total Electric Utilities		901,269

Electrical Equipment 0.4%
Cooper Industries, Ltd. — Class A	638	26,905
Emerson Electric Co.	2,846	138,600
Rockwell Automation, Inc.	540	24,035

Total Electrical Equipment		189,540

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	1,316	47,455
Jabil Circuit, Inc.	764	12,423
Molex, Inc.	502	12,314
Tyco Electronics, Ltd.	1,742	57,730

Total Electronic Equipment & Instruments		129,922

Energy Equipment & Services 2.7%
Baker Hughes, Inc.	1,128	93,522
BJ Services Co.	1,066	31,340
Cameron International Corp.*	790	37,730
ENSCO International, Inc.	526	36,368
Halliburton Co.	3,184	142,707
Nabors Industries, Ltd.*	1,028	37,481
National-Oilwell Varco, Inc.*	1,516	119,203
Noble Corp.	980	50,832
Rowan Cos., Inc.	412	16,398
Schlumberger, Ltd.	4,350	441,960
Smith International, Inc.	728	54,149
Transocean, Inc.*	1,166	158,611
Weatherford International, Ltd.*	2,482	93,646

Total Energy Equipment & Services		1,313,947

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	1,580	99,034
CVS Caremark Corp.	5,204	189,946
Kroger Co.	2,408	68,098
Safeway, Inc.	1,592	42,538
SUPERVALU, Inc.	776	19,881
Sysco Corp.	2,194	62,222
Wal-Mart Stores, Inc.	8,475	496,805
Walgreen Co.	3,610	123,968
Whole Foods Market, Inc.	512	11,351

Total Food & Staples Retailing		1,113,843

Food Products 1.3%
Archer-Daniels-Midland Co.	2,344	67,109
Campbell Soup Co.	790	28,740
ConAgra Foods, Inc.	1,656	35,902
Dean Foods Co.*	552	11,758
General Mills, Inc.	1,218	78,427
H.J. Heinz Co.	1,152	58,038
Hershey Co.	614	22,577
Kellogg Co.	928	49,240
Kraft Foods, Inc. — Class A	5,528	175,901
McCormick & Co., Inc.	464	18,606
Sara Lee Corp.	2,572	35,133
Tyson Foods, Inc. — Class A	990	14,751
Wm. Wrigley Jr. Co.	778	61,431

Total Food Products		657,613

Gas Utilities 0.1%
Nicor, Inc.	162	6,451

RYDEX 2x S&P 500 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Questar Corp.	628	$33,208

Total Gas Utilities		39,659

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	2,282	156,568
Becton, Dickinson & Co.	890	75,570
Boston Scientific Corp.*	4,902	58,285
C.R. Bard, Inc.	364	33,794
Covidien, Ltd.	1,818	89,518
Hospira, Inc.*	578	22,056
Intuitive Surgical, Inc.*	138	42,958
Medtronic, Inc.	4,088	215,969
St Jude Medical, Inc.*	1,230	57,293
Stryker Corp.	866	55,589
Varian Medical Systems, Inc.*	464	27,840
Zimmer Holdings, Inc.*	842	58,022

Total Health Care Equipment & Supplies		893,462

Health Care Providers & Services 1.6%
Aetna, Inc.	1,768	72,506
AmerisourceBergen Corp.	588	24,620
Cardinal Health, Inc.	1,302	69,956
CIGNA Corp.	1,028	38,057
Coventry Health Care, Inc.*	552	19,524
DaVita, Inc.*	380	21,223
Express Scripts, Inc.*	914	64,474
Humana, Inc.*	616	27,049
Laboratory Corp. of America Holdings*	402	27,167
McKesson Corp.	1,014	56,774
Medco Health Solutions, Inc.*	1,844	91,425
Patterson Cos., Inc.*	440	13,741
Quest Diagnostics, Inc.	578	30,726
Tenet Healthcare Corp.*	1,744	10,098
UnitedHealth Group, Inc.	4,476	125,686
WellPoint, Inc.*	1,918	100,599

Total Health Care Providers & Services		793,625

Health Care Technology 0.0%(a)
IMS Health, Inc.	664	13,878

Total Health Care Technology		13,878

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	1,592	58,808
Darden Restaurants, Inc.	512	16,676
International Game Technology	1,128	24,489
Marriott International, Inc. — Class A	1,092	28,294
McDonald’s Corp.	4,126	246,693
Starbucks Corp.*	2,658	39,046
Starwood Hotels & Resorts Worldwide, Inc.	678	23,249
Wendy’s International, Inc.	314	7,206
Wyndham Worldwide Corp.	640	11,482
Yum! Brands, Inc.	1,730	61,969

Total Hotels, Restaurants & Leisure		517,912

Household Durables 0.3%
Black & Decker Corp.	226	13,565
Centex Corp.	450	6,606
D.R. Horton, Inc.	1,004	11,165
Fortune Brands, Inc.	564	32,323
Harman International Industries, Inc.	214	8,810
KB HOME	276	4,855
Leggett & Platt, Inc.	602	11,739
Lennar Corp. — Class A	512	6,195
Newell Rubbermaid, Inc.	1,004	16,596
Pulte Homes, Inc.	778	9,499
Snap-on, Inc.	212	11,934
Stanley Works	288	12,810
Whirlpool Corp.	276	20,893

Total Household Durables		166,990

		Market
	Shares	Value

Household Products 2.0%
Clorox Co.	502	$27,359
Colgate-Palmolive Co.	1,856	137,845
Kimberly-Clark Corp.	1,530	88,480
Procter & Gamble Co.	11,121	728,203

Total Household Products		981,887

Independent Power Producers & Energy Traders 0.2%
AES Corp.*	2,444	39,446
Constellation Energy Group, Inc.	652	54,220
Dynegy, Inc. — Class A*	1,806	12,155

Total Independent Power Producers & Energy Traders		105,821

Industrial Conglomerates 2.7%
3M Co.	2,568	180,762
General Electric Co.	36,319	1,027,464
Textron, Inc.	904	39,297
Tyco International, Ltd.	1,756	78,247

Total Industrial Conglomerates		1,325,770

Insurance 2.8%
AFLAC, Inc.	1,730	96,205
Allstate Corp.	2,008	92,810
American International Group, Inc.	9,793	255,108
Aon Corp.	1,090	49,922
Assurant, Inc.	350	21,042
Chubb Corp.	1,330	63,893
Cincinnati Financial Corp.	590	16,426
Genworth Financial, Inc. — Class A	1,578	25,201
Hartford Financial Services Group, Inc.	1,142	72,391
Lincoln National Corp.	942	44,933
Loews Corp.	1,316	58,641
Marsh & McLennan Cos., Inc.	1,866	52,714
MBIA, Inc.*	776	4,602
MetLife, Inc.	2,584	131,190
Principal Financial Group, Inc.	942	40,044
Progressive Corp.	2,468	49,977
Prudential Financial, Inc.	1,592	109,800
SAFECO Corp.	326	21,568
Torchmark Corp.	326	18,924
Travelers Cos., Inc.	2,206	97,329
Unum Group	1,266	30,587
XL Capital, Ltd. — Class A	1,104	19,751

Total Insurance		1,373,058

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	1,128	86,112
Expedia, Inc.*	764	14,951
IAC/InterActiveCorp*	614	10,720

Total Internet & Catalog Retail		111,783

Internet Software & Services 1.3%
Akamai Technologies, Inc.*	614	14,331
eBay, Inc.*	4,026	101,334
Google, Inc. — Class A*	852	403,635
VeriSign, Inc.*	714	23,234
Yahoo!, Inc.*	5,016	99,768

Total Internet Software & Services		642,302

IT Services 0.8%
Affiliated Computer Services, Inc. — Class A*	350	16,870
Automatic Data Processing, Inc.	1,894	80,893
Cognizant Technology Solutions Corp. — Class A*	1,052	29,530
Computer Sciences Corp.*	550	26,053
Convergys Corp.*	450	5,715
Electronic Data Systems Corp.	1,832	45,452
Fidelity National Information Services, Inc.	626	11,863

RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS(Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Fiserv, Inc.*	602	$28,788
Paychex, Inc.	1,166	38,385
Total System Services, Inc.	726	14,215
Unisys Corp.*	1,302	4,804
Western Union Co.	2,696	74,517

Total IT Services		377,085

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	1,052	15,401
Hasbro, Inc.	502	19,438
Mattel, Inc.	1,316	26,386

Total Leisure Equipment & Products		61,225

Life Sciences Tools & Services 0.3%
Applied Biosystems Inc.	614	22,675
Millipore Corp.*	200	14,070
PerkinElmer, Inc.	426	12,397
Thermo Fisher Scientific Inc.*	1,530	92,595
Waters Corp.*	364	24,730

Total Life Sciences Tools & Services		166,467

Machinery 1.6%
Caterpillar, Inc.	2,244	156,003
Cummins, Inc.	740	49,092
Danaher Corp.	928	73,915
Deere & Co.	1,568	110,011
Dover Corp.	690	34,245
Eaton Corp.	602	42,766
Illinois Tool Works, Inc.	1,444	67,651
Ingersoll-Rand Co., Ltd. — Class A	1,154	41,544
ITT Corp.	664	44,461
Manitowoc Co., Inc.	474	12,495
PACCAR, Inc.	1,330	55,940
Pall Corp.	440	17,785
Parker-Hannifin Corp.	614	37,871
Terex Corp.*	364	17,228

Total Machinery		761,007

Media 2.2%
CBS Corp. — Class B	2,482	40,606
Comcast Corp. — Class A	10,793	222,552
DIRECTV Group, Inc.*	2,584	69,820
Gannett Co., Inc.	828	15,003
Interpublic Group of Cos., Inc.*	1,718	15,101
McGraw-Hill Cos., Inc.	1,166	47,421
Meredith Corp.	138	3,527
New York Times Co. — Class A	526	6,622
News Corp. — Class A	8,387	118,508
Omnicom Group, Inc.	1,166	49,777
Scripps Networks Interactive — Class A	326	13,216
Time Warner, Inc.	13,039	186,718
Viacom, Inc. — Class B*	2,306	64,407
Walt Disney Co.	6,943	210,720
Washington Post Co. — Class B	24	14,838

Total Media		1,078,836

Metals & Mining 1.0%
AK Steel Holding Corp.	412	26,162
Alcoa, Inc.	2,970	100,237
Allegheny Technologies, Inc.	364	17,214
Freeport-McMoRan Copper & Gold, Inc.	1,392	134,676
Newmont Mining Corp.	1,654	79,326
Nucor Corp.	1,142	65,345
Titanium Metals Corp.	352	3,964
United States Steel Corp.	426	68,313

Total Metals & Mining		495,237

Multi-Utilities 1.0%
Ameren Corp.	764	31,393
CenterPoint Energy, Inc.	1,192	18,798

		Market
	Shares	Value

CMS Energy Corp.	816	$11,016
Consolidated Edison, Inc.	990	39,303
Dominion Resources, Inc.	2,106	93,043
DTE Energy Co.	590	24,178
Integrys Energy Group, Inc.	276	14,093
NiSource, Inc.	1,004	17,148
PG&E Corp.	1,304	50,243
Public Service Enterprise Group, Inc.	1,856	77,581
Sempra Energy	914	51,330
TECO Energy, Inc.	766	14,209
Xcel Energy, Inc.	1,568	31,454

Total Multi-Utilities		473,789

Multiline Retail 0.6%
Big Lots, Inc.*	300	9,138
Dillard’s, Inc. — Class A	212	2,143
Family Dollar Stores, Inc.	512	11,930
J.C. Penney Co., Inc.	814	25,096
Kohl’s Corp.*	1,116	46,771
Macy’s, Inc.	1,530	28,779
Nordstrom, Inc.	640	18,394
Sears Holdings Corp.*	252	20,412
Target Corp.	2,834	128,182

Total Multiline Retail		290,845

Office Electronics 0.1%
Xerox Corp.	3,272	44,630

Total Office Electronics		44,630

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	1,706	98,794
Apache Corp.	1,216	136,399
Cabot Oil & Gas Corp.	352	15,492
Chesapeake Energy Corp.	1,754	87,963
Chevron Corp.	7,535	637,160
ConocoPhillips	5,618	458,541
CONSOL Energy, Inc.	664	49,395
Devon Energy Corp.	1,630	154,671
El Paso Corp.	2,558	45,865
EOG Resources, Inc.	904	90,879
Exxon Mobil Corp.	19,257	1,548,840
Hess Corp.	1,028	104,239
Marathon Oil Corp.	2,582	127,732
Massey Energy Co.	290	21,532
Murphy Oil Corp.	690	55,014
Noble Energy, Inc.	626	46,243
Occidental Petroleum Corp.	2,994	236,017
Peabody Energy Corp.	990	66,973
Range Resources Corp.	564	27,388
Southwestern Energy Co.*	1,242	45,097
Spectra Energy Corp.	2,306	62,654
Sunoco, Inc.	426	17,300
Tesoro Corp.	502	7,751
Valero Energy Corp.	1,928	64,414
Williams Cos., Inc.	2,132	68,331
XTO Energy, Inc.	1,952	92,193

Total Oil, Gas & Consumable Fuels		4,366,877

Paper & Forest Products 0.2%
International Paper Co.	1,554	43,077
MeadWestvaco Corp.	628	16,837
Weyerhaeuser Co.	766	40,950

Total Paper & Forest Products		100,864

Personal Products 0.2%
Avon Products, Inc.	1,554	65,889
Estee Lauder Cos., Inc — Class A	416	18,346

Total Personal Products		84,235

RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Pharmaceuticals 5.2%
Abbott Laboratories	5,628	$317,082
Allergan, Inc.	1,118	58,058
Barr Pharmaceuticals, Inc.*	390	25,732
Bristol-Myers Squibb Co.	7,209	152,254
Eli Lilly & Co.	3,600	169,596
Forest Laboratories, Inc.*	1,114	39,558
Johnson & Johnson	10,267	702,982
King Pharmaceuticals, Inc.*	902	10,382
Merck & Co., Inc.	7,823	257,377
Mylan Inc.*	1,104	14,319
Pfizer, Inc.	24,648	460,178
Schering-Plough Corp.	5,906	124,498
Watson Pharmaceuticals, Inc.*	378	10,928
Wyeth	4,864	197,089

Total Pharmaceuticals		2,540,033

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co. — Class A	326	11,139
AvalonBay Communities, Inc.	276	27,520
Boston Properties, Inc.	440	42,324
Developers Diversified Realty Corp.	440	14,062
Equity Residential Properties Trust	990	42,738
General Growth Properties, Inc.	976	26,752
HCP, Inc.	852	30,732
Host Hotels & Resorts, Inc.	1,904	24,961
Kimco Realty Corp.	928	32,749
Plum Creek Timber Co., Inc.	626	30,499
ProLogis	952	46,534
Public Storage, Inc.	450	36,851
Simon Property Group, Inc.	816	75,586
Vornado Realty Trust	488	46,394

Total Real Estate Investment Trusts (REITs)		488,841

Real Estate Management & Development 0.0% (a)
CB Richard Ellis Group, Inc. — Class A*	638	8,964

Total Real Estate Management & Development		8,964

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	1,066	111,003
CSX Corp.	1,478	99,883
Norfolk Southern Corp.	1,368	98,387
Ryder System, Inc.	212	13,983
Union Pacific Corp.	1,880	154,987

Total Road & Rail		478,243

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*	2,208	9,296
Altera Corp.	1,090	23,925
Analog Devices, Inc.	1,054	32,157
Applied Materials, Inc.	4,940	85,561
Broadcom Corp. — Class A*	1,630	39,593
Intel Corp.	20,874	463,194
KLA-Tencor Corp.	616	23,155
Linear Technology Corp.	804	24,964
LSI Logic Corp.*	2,320	16,101
MEMC Electronic Materials, Inc.*	828	38,262
Microchip Technology, Inc.	676	21,585
Micron Technology, Inc.*	2,770	13,379
National Semiconductor Corp.	730	15,293
Novellus Systems, Inc.*	364	7,415
NVIDIA Corp.*	2,018	23,086
Teradyne, Inc.*	626	5,866
Texas Instruments, Inc.	4,816	117,414
Xilinx, Inc.	1,016	25,227

Total Semiconductors & Semiconductor Equipment		985,473

		Market
	Shares	Value

Software 2.9%
Adobe Systems, Inc.*	1,942	$80,302
Autodesk, Inc.*	814	25,958
BMC Software, Inc.*	702	23,089
CA, Inc.	1,418	33,834
Citrix Systems, Inc.*	666	17,742
Compuware Corp.*	952	10,472
Electronic Arts, Inc.*	1,166	50,348
Intuit, Inc.*	1,166	31,867
Microsoft Corp.	29,186	750,664
Novell, Inc.*	1,292	7,196
Oracle Corp.*	14,455	311,216
Symantec Corp.*	3,060	64,474

Total Software		1,407,162

Specialty Retail 1.2%
Abercrombie & Fitch Co. — Class A	314	17,339
AutoNation, Inc.*	488	5,036
AutoZone, Inc.*	152	19,804
Bed Bath & Beyond, Inc.*	942	26,216
Best Buy Co., Inc.	1,266	50,285
GameStop Corp. — Class A*	588	23,820
Gap, Inc.	1,630	26,276
Home Depot, Inc.	6,182	147,317
Limited Brands, Inc.	1,090	17,974
Lowe’s Cos., Inc.	5,330	108,306
Office Depot, Inc.*	990	6,732
RadioShack Corp.	478	7,973
Sherwin-Williams Co.	364	19,383
Staples, Inc.	2,558	57,555
Tiffany & Co.	464	17,535
TJX Cos., Inc.	1,544	52,048

Total Specialty Retail		603,599

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	1,242	31,684
Jones Apparel Group, Inc.	314	5,256
Liz Claiborne, Inc.	350	4,575
NIKE, Inc. — Class B	1,380	80,978
Polo Ralph Lauren Corp.	212	12,544
V.F. Corp.	314	22,476

Total Textiles, Apparel & Luxury Goods		157,513

Thrifts & Mortgage Finance 0.3%
Federal Home Loan Mortgage Corp.	2,358	19,265
Federal National Mortgage Association	3,874	44,551
Hudson City Bancorp, Inc.	1,894	34,584
MGIC Investment Corp.	454	2,906
Sovereign Bancorp, Inc.*	1,744	16,603
Washington Mutual, Inc.	5,404	28,803

Total Thrifts & Mortgage Finance		146,712

Tobacco 1.4%
Altria Group, Inc.	7,633	155,332
Lorillard, Inc.*	638	42,816
Philip Morris International, Inc.	7,685	396,930
Reynolds American, Inc.	626	34,950
UST, Inc.	540	28,409

Total Tobacco		658,437

Trading Companies & Distributors 0.0% (a)
W.W. Grainger, Inc.	218	19,513

Total Trading Companies & Distributors		19,513

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	1,444	60,503
Sprint Nextel Corp.*	10,391	84,583

Total Wireless Telecommunication Services		145,086

Total Common Stocks (Cost $42,065,454)		40,315,744

RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 8.0%
State Street Bank & Trust Co., 2.020%, dated 07/31/08, to be repurchased at $3,926,220 on 08/01/08 collateralized by $3,960,000 FNMA at 4.375% due 07/17/13 with a value of $4,004,550	$3,926,000	$3,926,000

Total Repurchase Agreements (Cost $3,926,000)		3,926,000

UNITED STATES TREASURY BILLS 3.1%
United States Treasury Bills 1.550%, due 08/07/08 †	$1,500,000	1,499,612

Total United States Treasury Bills (Cost $1,499,612)		1,499,612

Total Investments 93.7% (Cost $47,491,066)		45,741,356

Other Assets in Excess of Liabilities — 6.3%		3,051,137

Net Assets — 100.0%		$48,792,493

		Unrealized
	Contracts	Gain(Loss)

FUTURES CONTRACTS PURCHASED
September 2008 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $29,198,588)	461	$(1,124,700)

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED
Goldman Sachs October 2008 S&P 500 Index Swap, Terminating 10/1/08** (Notional Market Value $12,750,046)	10,060	$150,046

Lehman Brothers October 2008 S&P 500 Index Swap, Terminating 10/23/08** (Notional Market Value $15,414,015)	12,162	(117,002)

(Total Notional Market Value $28,164,061)		$33,044

*	Non-Incoming Producing Security

**	Price return based on S&P 500 Index + / - financing at a variable rate.

†	Security or portions of the security was pledged as collateral for a swap agreement sold short.

FNMA — Federal National Mortgage Association

RYDEX INVERSE 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 80.1%

State Street Bank & Trust Co., 2.020%, dated 07/31/08, to be repurchased at $55,045,088 on 08/01/08 collateralized by $52,410,000 FNMA at 6.000% due 05/15/11 with a value of $56,144,213	$55,042,000	$55,042,000

Total Repurchase Agreements (Cost $55,042,000)		55,042,000

UNITED STATES TREASURY BILLS 19.2%

United States Treasury Bills
1.240%, due 08/14/08 †	$3,500,000	3,498,433
1.650%, due 08/21/08 †	4,700,000	4,695,691
1.700%, due 08/28/08 †	5,000,000	4,993,625

Total United States Treasury Bills (Cost $13,187,749)		13,187,749

Total Investments 99.3% (Cost $68,229,749)		68,229,749

Other Assets in Excess of Liabilities — 0.7%		484,375

Net Assets — 100.0%		$68,714,124

		Unrealized
	Contracts	Gain(Loss)

FUTURES CONTRACTS SOLD SHORT

September 2008 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $18,114,525)	286	$(144,711)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Goldman Sachs October 2008 Russell 500 S&P Swap Equity, Terminating 10/01/08** (Notional Market Value $32,334,095)	25,513	$(1,534,096)

Lehman Brothers October 2008 S&P 500 Swap Equity, Terminating 10/23/08** (Notional Market Value $86,966,019)	68,619	657,686

(Total Notional Market Value $119,300,114)		$(876,410)

**	Price return based on S&P 500 Index + / — financing at a variable rate.

†	Security or portions of the security was pledged as collateral for a swap agreement sold short.

FNMA — Federal National Mortgage Association

RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 86.3%

Aerospace & Defense 0.8%
Alliant Techsystems, Inc.*	240	$23,758
BE Aerospace, Inc.*	730	18,746
DRS Technologies, Inc.	310	24,428

Total Aerospace & Defense		66,932

Airlines 0.2%
Airtran Holdings, Inc.*	850	2,482
Alaska Air Group, Inc.*	270	4,828
JetBlue Airways Corp.*	1,350	7,114

Total Airlines		14,424

Auto Components 0.8%
ArvinMeritor, Inc.	540	7,457
BorgWarner, Inc.	860	34,675
Gentex Corp.	1,060	16,388
Lear Corp.*	570	8,214
Modine Manufacturing Co.	240	4,186

Total Auto Components		70,920

Automobiles 0.1%
Thor Industries, Inc.	250	4,905

Total Automobiles		4,905

Beverages 0.2%
Hansen Natural Corp.*	450	10,287
PepsiAmericas, Inc.	430	10,178

Total Beverages		20,465

Biotechnology 0.9%
Cephalon, Inc.*	500	36,580
PDL BioPharma, Inc.	880	9,830
Vertex Pharmaceuticals, Inc.*	1,040	35,880

Total Biotechnology		82,290

Capital Markets 1.7%
Affiliated Managers Group, Inc.*	300	25,920
Apollo Investment Corp.	1,088	17,334
Eaton Vance Corp.	860	31,940
Jefferies Group, Inc.	880	16,711
Raymond James Financial, Inc.	700	20,230
SEI Investments Co.	930	21,418
Waddell & Reed Financial, Inc. — Class A	640	21,376

Total Capital Markets		154,929

Chemicals 3.9%
Airgas, Inc.	610	34,941
Albemarle Corp.	560	21,801
Cabot Corp.	480	12,878
CF Industries Holdings, Inc.	360	58,846
Chemtura Corp.	1,790	11,671
Cytec Industries, Inc.	310	16,759
Ferro Corp.	320	6,963
FMC Corp.	550	40,903
Lubrizol Corp.	500	24,900
Minerals Technologies, Inc.	140	9,031
Olin Corp.	550	16,357
RPM International, Inc.	900	18,450
Scotts Miracle-Gro Co. — Class A	330	6,428
Sensient Technologies Corp.	360	11,203
Terra Industries, Inc.	680	36,720
Valspar Corp.	740	16,036

Total Chemicals		343,887

Commercial Banks 2.2%
Associated Banc-Corp.	940	15,689
Bank of Hawaii Corp.	350	17,636
Cathay General Bancorp	370	5,898
City National Corp.	300	14,739

		Market
	Shares	Value

Colonial BancGroup, Inc.	1,490	$9,923
Commerce Bancshares Inc/Kansas City MO	460	20,070
Cullen/Frost Bankers, Inc.	430	22,678
FirstMerit Corp.	600	11,808
PacWest Bancorp	180	3,352
SVB Financial Group*	240	13,822
Synovus Financial Corp.	2,440	23,204
TCF Financial Corp.	800	10,200
Webster Financial Corp.	390	7,745
Westamerica Bancorp	210	10,920
Wilmington Trust Corp.	500	11,785

Total Commercial Banks		199,469

Commercial Services & Supplies 3.5%
Brink’s Co.	350	24,136
ChoicePoint, Inc.*	510	24,403
Copart, Inc.*	500	21,930
Corporate Executive Board Co.	250	9,370
Corrections Corp. of America*	920	25,788
Deluxe Corp.	380	5,434
Dun & Bradstreet Corp.	410	39,622
Herman Miller, Inc.	410	10,717
HNI Corp.	330	7,145
Kelly Services, Inc. — Class A	160	2,946
Korn/Ferry International*	340	5,950
Manpower, Inc.	590	28,320
Mine Safety Appliances Co.	220	7,269
MPS Group, Inc.*	700	8,064
Navigant Consulting, Inc.*	340	6,283
Republic Services, Inc.	1,160	37,700
Rollins, Inc.	310	5,295
Stericycle, Inc.*	640	38,240

Total Commercial Services & Supplies		308,612

Communications Equipment 1.8%
3Com Corp.*	2,980	5,602
ADC Telecommunications, Inc.*	870	8,230
Adtran, Inc.	420	9,391
Avocent Corp.*	330	7,848
CommScope, Inc.*	520	23,187
F5 Networks, Inc.*	610	17,782
Foundry Networks, Inc.*	1,080	18,835
Harris Corp.	1,000	48,150
Plantronics, Inc.	360	8,766
Polycom, Inc.*	650	15,340

Total Communications Equipment		163,131

Computers & Peripherals 1.2%
Diebold, Inc.	490	18,120
Imation Corp.	230	4,384
NCR Corp.*	1,240	33,306
Palm, Inc.*	790	5,198
Western Digital Corp.*	1,640	47,216

Total Computers & Peripherals		108,224

Construction & Engineering 1.7%
Dycom Industries, Inc.*	300	4,761
Granite Construction, Inc.	240	7,591
KBR, Inc.	1,250	35,625
Quanta Services, Inc.*	1,270	39,218
Shaw Group, Inc.*	610	35,258
URS Corp.*	620	25,990

Total Construction & Engineering		148,443

Construction Materials 0.4%
Martin Marietta Materials, Inc.	310	32,541

Total Construction Materials		32,541

RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Consumer Finance 0.1%
AmeriCredit Corp.*	850	$7,455

Total Consumer Finance		7,455

Containers & Packaging 0.8%
AptarGroup, Inc.	500	19,350
Packaging Corp. of America	680	17,353
Sonoco Products Co.	740	24,139
Temple-Inland, Inc.	780	12,675

Total Containers & Packaging		73,517

Diversified Consumer Services 1.6%
Career Education Corp.*	660	12,104
Corinthian Colleges, Inc.*	630	9,923
DeVry, Inc.	440	24,996
ITT Educational Services, Inc.*	210	18,602
Matthews International Corp. — Class A	230	11,479
Regis Corp.	320	8,957
Service Corp. International	1,930	18,470
Sotheby’s	500	13,870
Strayer Education, Inc.	110	24,497

Total Diversified Consumer Services		142,898

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc.*	1,800	7,020

Total Diversified Telecommunication Services		7,020

Electric Utilities 1.5%
DPL, Inc.	840	21,319
Great Plains Energy, Inc.	877	22,153
Hawaiian Electric Industries, Inc.	620	15,339
IDACORP, Inc.	330	9,837
Northeast Utilities	1,150	28,934
Sierra Pacific Resources	1,730	19,618
Westar Energy, Inc.	770	17,002

Total Electric Utilities		134,202

Electrical Equipment 1.3%
AMETEK, Inc.	790	37,809
Hubbell, Inc. — Class B	410	17,286
Roper Industries, Inc.	660	40,379
Thomas & Betts Corp.*	380	15,724

Total Electrical Equipment		111,198

Electronic Equipment & Instruments 2.8%
Amphenol Corp. — Class A	1,300	61,971
Arrow Electronics, Inc.*	910	29,320
Avnet, Inc.*	1,110	30,259
FLIR Systems, Inc.*	1,010	41,147
Ingram Micro, Inc. — Class A*	1,060	19,536
KEMET Corp.*	620	843
National Instruments Corp.	420	14,301
Tech Data Corp.*	390	13,599
Trimble Navigation, Ltd.*	900	29,880
Vishay Intertechnology, Inc.*	1,380	12,379

Total Electronic Equipment & Instruments		253,235

Energy Equipment & Services 3.2%
Exterran Holdings, Inc.*	490	27,656
FMC Technologies, Inc.*	950	58,691
Helix Energy Solutions Group, Inc.*	680	21,712
Helmerich & Payne, Inc.	770	45,530
Patterson-UTI Energy, Inc.	1,140	32,399
Pride International, Inc.*	1,240	48,063
Superior Energy Services, Inc.*	600	28,458
Tidewater, Inc.	380	22,777

Total Energy Equipment & Services		285,286

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc.*	440	16,513

		Market
	Shares	Value

Ruddick Corp.	270	$8,359

Total Food & Staples Retailing		24,872

Food Products 1.0%
Corn Products International, Inc.	550	25,580
Hormel Foods Corp.	530	19,170
J.M. Smucker Co.	410	19,983
Lancaster Colony Corp.	150	4,877
Smithfield Foods, Inc.*	860	18,473
Tootsie Roll Industries, Inc.	200	5,230

Total Food Products		93,313

Gas Utilities 2.0%
AGL Resources, Inc.	570	19,699
Energen Corp.	530	31,906
Equitable Resources, Inc.	960	50,160
National Fuel Gas Co.	600	29,874
Oneok, Inc.	770	35,020
WGL Holdings, Inc.	370	12,776

Total Gas Utilities		179,435

Health Care Equipment & Supplies 2.9%
Advanced Medical Optics, Inc.*	450	7,812
Beckman Coulter, Inc.	460	33,277
Dentsply International, Inc.	1,100	44,275
Edwards Lifesciences Corp.*	410	25,699
Gen-Probe, Inc.*	400	21,328
Hill Rom Holdings, Inc.	460	12,921
Hologic, Inc.*	1,890	34,908
Idexx Laboratories, Inc.*	450	24,075
Kinetic Concepts, Inc.*	400	13,980
ResMed, Inc.*	570	21,557
STERIS Corp.	430	14,693

Total Health Care Equipment & Supplies		254,525

Health Care Providers & Services 2.6%
Apria Healthcare Group, Inc.*	320	6,147
Community Health Systems, Inc.*	710	23,416
Health Management Associates, Inc. — Class A*	1,800	11,070
Health Net, Inc.*	790	22,089
Henry Schein, Inc.*	670	35,885
Kindred Healthcare, Inc.*	220	5,933
LifePoint Hospitals, Inc.*	400	11,452
Lincare Holdings, Inc.*	540	17,399
Omnicare, Inc.	900	26,496
Psychiatric Solutions, Inc.*	410	14,358
Universal Health Services, Inc. — Class B	380	23,036
VCA Antech, Inc.*	620	18,067
WellCare Health Plans, Inc.*	310	12,192

Total Health Care Providers & Services		227,540

Health Care Technology 0.2%
Cerner Corp.*	490	21,883

Total Health Care Technology		21,883

Hotels, Restaurants & Leisure 0.9%
Bob Evans Farms, Inc.	230	6,587
Boyd Gaming Corp.	420	4,192
Brinker International, Inc.	750	13,792
Cheesecake Factory, Inc.*	500	7,040
Chipotle Mexican Grill, Inc. — Class A*	240	16,440
International Speedway Corp. — Class A	220	8,094
Life Time Fitness, Inc.*	250	7,448
Scientific Games Corp. — Class A*	480	14,563

Total Hotels, Restaurants & Leisure		78,156

Household Durables 1.3%
American Greetings Corp. — Class A	360	5,335
Blyth, Inc.	170	2,474
Furniture Brands International, Inc.	360	4,273

RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Hovnanian Enterprises, Inc. — Class A*	330	$2,320
MDC Holdings, Inc.	260	10,795
Mohawk Industries, Inc.*	410	24,178
NVR, Inc.*	40	22,093
Ryland Group, Inc.	310	6,383
Toll Brothers, Inc.*	950	19,085
Tupperware Brands Corp.	460	17,940

Total Household Durables		114,876

Household Products 0.6%
Church & Dwight Co., Inc.	490	26,886
Energizer Holdings, Inc.*	420	29,963

Total Household Products		56,849

Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	280	9,036

Total Independent Power Producers & Energy Traders		9,036

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	450	13,765
Teleflex, Inc.	290	17,783

Total Industrial Conglomerates		31,548

Insurance 3.3%
American Financial Group, Inc.	520	15,064
Arthur J. Gallagher & Co.	690	17,547
Brown & Brown, Inc.	840	14,759
Everest Re Group, Ltd.	460	37,628
Fidelity National Financial, Inc. — Class A	1,598	21,349
First American Corp.	680	17,136
Hanover Insurance Group, Inc.	380	16,310
HCC Insurance Holdings, Inc.	820	18,573
Horace Mann Educators Corp.	300	4,158
Mercury General Corp.	260	13,133
Old Republic International Corp.	1,700	17,850
Philadelphia Consolidated Holding Co.*	430	25,134
Protective Life Corp.	520	18,699
Stancorp Financial Group, Inc.	360	17,780
Unitrin, Inc.	370	10,208
W.R. Berkley Corp.	1,100	25,982

Total Insurance		291,310

Internet & Catalog Retail 0.1%
NetFlix, Inc.*	330	10,194

Total Internet & Catalog Retail		10,194

Internet Software & Services 0.2%
Digital River, Inc.*	270	10,770
ValueClick, Inc.*	700	8,330

Total Internet Software & Services		19,100

IT Services 2.0%
Acxiom Corp.	500	6,420
Alliance Data Systems Corp.*	590	37,848
Broadridge Financial Solutions, Inc.	1,040	21,528
DST Systems, Inc.*	340	20,546
Gartner, Inc. — Class A*	460	11,206
Global Payments, Inc.	590	26,131
Lender Processing Services, Inc.	630	21,010
Metavante Technologies, Inc.*	660	14,692
NeuStar, Inc. — Class A*	570	11,959
SRA International, Inc. — Class A*	310	6,805

Total IT Services		178,145

Leisure Equipment & Products 0.1%
Callaway Golf Co.	490	6,213

Total Leisure Equipment & Products		6,213

Life Sciences Tools & Services 1.9%
Affymetrix, Inc.*	510	4,019

		Market
	Shares	Value

Charles River Laboratories International, Inc.*	500	$33,230
Covance, Inc.*	460	42,228
Invitrogen Corp.*	660	29,271
Pharmaceutical Product Development, Inc.	780	29,749
Techne Corp.*	290	23,061
Varian, Inc.*	220	10,868

Total Life Sciences Tools & Services		172,426

Machinery 5.4%
AGCO Corp.*	680	40,698
Crane Co.	370	13,135
Donaldson Co., Inc.	520	23,457
Federal Signal Corp.	350	5,030
Flowserve Corp.	430	57,336
Graco, Inc.	450	16,304
Harsco Corp.	620	33,542
IDEX Corp.	610	23,076
Joy Global, Inc.	800	57,776
Kennametal, Inc.	570	16,963
Lincoln Electric Holdings, Inc.	320	25,712
Nordson Corp.	250	17,665
Oshkosh Truck Corp.	550	9,922
Pentair, Inc.	730	25,273
SPX Corp.	390	49,444
Timken Co.	710	23,444
Trinity Industries, Inc.	600	22,584
Wabtec Corp.	360	19,980

Total Machinery		481,341

Marine 0.2%
Alexander & Baldwin, Inc.	310	13,451

Total Marine		13,451

Media 1.0%
Belo Corp. — Class A	650	4,413
DreamWorks Animation SKG, Inc. — Class A*	590	17,523
Entercom Communications Corp. — Class A	200	1,226
Harte-Hanks, Inc.	320	3,971
John Wiley & Sons, Inc.- Class A	330	14,962
Lamar Advertising Co. — Class A*	570	21,649
Lee Enterprises, Inc.	290	876
Marvel Entertainment, Inc.*	360	12,492
Media General, Inc. — Class A	170	2,156
Scholastic Corp.	190	4,900
Valassis Communications, Inc.*	360	3,175

Total Media		87,343

Metals & Mining 2.3%
Carpenter Technology Corp.	350	13,545
Cleveland-Cliffs, Inc.	780	84,560
Commercial Metals Co.	840	25,074
Reliance Steel & Aluminum Co.	470	29,685
Steel Dynamics, Inc.	1,400	44,352
Worthington Industries, Inc.	470	8,338

Total Metals & Mining		205,554

Multi-Utilities 3.0%
Alliant Energy Corp.	820	26,429
Energy East Corp.	1,170	29,238
MDU Resources Group, Inc.	1,350	43,079
NSTAR	790	25,169
OGE Energy Corp.	680	22,250
PNM Resources, Inc.	640	7,494
Puget Energy, Inc.	960	26,438
SCANA Corp.	860	31,124
Vectren Corp.	600	17,520
Wisconsin Energy Corp.	860	38,803

Total Multi-Utilities		267,544

RYDEX 2x S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Multiline Retail 0.4%
99 Cents Only Stores*	350	$2,342
Dollar Tree Stores, Inc.*	660	24,750
Saks, Inc.*	1,060	10,801

Total Multiline Retail		37,893

Office Electronics 0.2%
Zebra Technologies Corp. — Class A*	480	14,789

Total Office Electronics		14,789

Oil, Gas & Consumable Fuels 4.9%
Arch Coal, Inc.	1,070	60,252
Bill Barrett Corp.*	250	10,285
Cimarex Energy Co.	610	31,787
Denbury Resources, Inc.*	1,820	51,215
Encore Acquisition Co.*	390	24,129
Forest Oil Corp.*	660	37,640
Frontier Oil Corp.	770	14,052
Newfield Exploration Co.*	970	47,511
Overseas Shipholding Group, Inc.	200	15,750
Patriot Coal Corp.*	230	29,014
Pioneer Natural Resources Co.	880	52,316
Plains Exploration & Production Co.*	790	44,216
Quicksilver Resources, Inc.*	760	19,882

Total Oil, Gas & Consumable Fuels		438,049

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	760	6,430

Total Paper & Forest Products		6,430

Personal Products 0.3%
Alberto-Culver Co.	640	17,171
NBTY, Inc.*	380	13,106

Total Personal Products		30,277

Pharmaceuticals 0.9%
Endo Pharmaceuticals Holdings, Inc.*	890	20,604
Medicis Pharmaceutical Corp. — Class A	420	7,711
Par Pharmaceutical Cos., Inc.*	260	4,498
Perrigo Co.	570	20,081
Sepracor, Inc.*	800	13,984
Valeant Pharmaceuticals International*	660	11,299

Total Pharmaceuticals		78,177

Real Estate Investment Trusts (REITs) 5.2%
Alexandria Real Estate Equities, Inc.	240	24,782
AMB Property Corp.	720	35,251
BRE Properties, Inc.	380	18,574
Camden Property Trust	390	19,180
Cousins Properties, Inc.	270	5,932
Duke Realty Corp.	1,080	26,708
Equity One, Inc.	270	5,214
Federal Realty Investment Trust	430	31,222
Health Care REIT, Inc.	660	32,914
Highwoods Properties, Inc.	420	15,330
Hospitality Properties Trust	690	14,697
Liberty Property Trust	690	25,116
Macerich Co.	550	30,432
Mack-Cali Realty Corp.	490	18,806
Nationwide Health Properties, Inc.	710	26,348
Potlatch Corp.	290	13,505
Rayonier, Inc.	580	27,098
Realty Income Corp.	750	18,893
Regency Centers Corp.	520	30,940
UDR, Inc.	950	24,263
Weingarten Realty Investors	550	16,770

Total Real Estate Investment Trusts (REITs)		461,975

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	240	11,434

Total Real Estate Management & Development		11,434

		Market
	Shares	Value

Road & Rail 1.0%
Avis Budget Group, Inc.*	750	$4,575
Con-way, Inc.	340	17,191
J.B. Hunt Transport Services, Inc.	640	23,667
Kansas City Southern*	570	31,350
Werner Enterprises, Inc.	330	7,857
YRC Worldwide, Inc.*	420	7,098

Total Road & Rail		91,738

Semiconductors & Semiconductor Equipment 1.9%
Atmel Corp.*	3,290	11,614
Cree, Inc.*	660	12,804
Cypress Semiconductor Corp.*	1,110	30,248
Fairchild Semiconductor International, Inc.*	920	11,178
Integrated Device Technology, Inc.*	1,270	12,725
International Rectifier Corp.*	540	9,115
Intersil Corp. — Class A	910	21,958
Lam Research Corp.*	920	30,259
RF Micro Devices, Inc.*	1,940	6,344
Semtech Corp.*	460	6,702
Silicon Laboratories, Inc.*	360	11,776

Total Semiconductors & Semiconductor Equipment		164,723

Software 2.2%
ACI Worldwide, Inc.*	250	4,890
Advent Software, Inc.*	130	5,660
Ansys, Inc.*	650	29,510
Cadence Design Systems, Inc.*	1,930	14,263
Fair Isaac Corp.	360	8,014
Jack Henry & Associates, Inc.	570	12,306
Macrovision Solutions Corp.*	610	9,272
McAfee, Inc.*	1,190	38,972
Mentor Graphics Corp.*	678	9,411
Parametric Technology Corp.*	850	16,464
Sybase, Inc.*	590	19,830
Synopsys, Inc.*	1,050	25,221
Wind River Systems, Inc.*	500	5,865

Total Software		199,678

Specialty Retail 3.4%
Advance Auto Parts, Inc.	700	28,763
Aeropostale, Inc.*	490	15,802
American Eagle Outfitters, Inc.	1,520	21,280
AnnTaylor Stores Corp.*	440	9,922
Barnes & Noble, Inc.	320	7,571
Borders Group, Inc.*	450	2,205
CarMax, Inc.*	1,620	21,708
Charming Shoppes, Inc.*	840	4,578
Chico’s FAS, Inc.*	1,300	7,241
Coldwater Creek, Inc.*	440	2,869
Collective Brands, Inc.*	470	6,054
Dick’s Sporting Goods, Inc.*	620	10,881
Foot Locker, Inc.	1,140	17,168
Guess?, Inc.	410	12,985
O’Reilly Automotive, Inc.*	990	25,285
Pacific Sunwear of California, Inc.*	510	4,442
Petsmart, Inc.	940	21,347
Rent-A-Center, Inc.*	490	10,388
Ross Stores, Inc.	980	37,201
Urban Outfitters, Inc.*	840	27,728
Williams-Sonoma, Inc.	650	11,336

Total Specialty Retail		306,754

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.*	700	15,008
Phillips-Van Heusen Corp.	380	13,452
Timberland Co. — Class A*	360	5,162
Under Armour, Inc. — Class A*	270	7,871

RYDEX 2x S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Market
	Shares	Value

Warnaco Group, Inc.*	340	$14,263

Total Textiles, Apparel & Luxury Goods		55,756

Thrifts & Mortgage Finance 0.9%
Astoria Financial Corp.	600	13,422
First Niagara Financial Group, Inc.	810	11,332
New York Community Bancorp, Inc.	2,520	41,882
PMI Group, Inc.	600	1,506
Washington Federal, Inc.	650	12,090

Total Thrifts & Mortgage Finance		80,232

Tobacco 0.1%
Universal Corp.	200	10,324

Total Tobacco		10,324

Trading Companies & Distributors 0.9%
Fastenal Co.	930	45,440
GATX Corp.	340	15,460
MSC Industrial Direct Co. — Class A	340	16,218
United Rentals, Inc.*	390	6,310

Total Trading Companies & Distributors		83,428

Water Utilities 0.2%
Aqua America, Inc.	990	15,692

Total Water Utilities		15,692

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	790	33,496

Total Wireless Telecommunication Services		33,496

Total Common Stocks (Cost $8,228,654)		7,679,482

	Face
	Amount

REPURCHASE AGREEMENTS 8.1%

State Street Bank & Trust Co., 2.020% dated 07/31/08, to be repurchased at $720,040 on 08/01/08 collateralized by $680,000 FHLB at 5.500% due 08/13/14 with a value of $739,500	$720,000	$720,000

Total REPURCHASE AGREEMENTS (Cost $720,000)		720,000

UNITED STATES TREASURY BILLS 11.2%

United States Treasury Bill 1.65%, due 08/21/08 †	$1,000,000	999,083

Total UNITED STATES TREASURY BILLS (Cost $999,083)		999,083

Total Investments 105.6% (Cost $9,947,737)		9,398,565

Liabilities in Excess of Other Assets — (5.6)%		(494,635)

Net Assets — 100.0%		$8,903,930

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

September 2008 S&P Midcap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $2,165,940)	27	$(63,920)

Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2008 Midcap 400 Index, Terminating 08/20/08** (Notional Market Value $7,980,699)	9,938	$(842,612)

*	Non-Income Producing Security.

**	Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

†	Security or portions of the security was pledged as collateral for a swap agreement sold short.

FHLB — Federal Home Loan Bank

RYDEX INVERSE 2x S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 72.0%

State Street Bank & Trust Co. 2.020% Dated 07/31/08, to be repurchased at $8,984,504 on 08/01/08 collateralized by $9,065,000 FNMA at 4.375% due 07/17/13 with a value of $9,166,981	$8,984,000	$8,984,000

Total REPURCHASE AGREEMENTS (Cost $8,984,000)		8,984,000

UNITED STATES TREASURY BILLS 12.0%

United States Treasury Bills
1.55%, due 08/07/08 †	$700,000	699,819
1.65%, due 08/21/08 †	800,000	799,267

Total UNITED STATES TREASURY BILLS (Cost $1,499,086)		1,499,086

Total Investments 84.0% (Cost $10,483,086)		10,483,086

Other Assets in Excess of Liabilities —16.0%		2,004,157

Net Assets — 100.0%		$12,487,243

		Unrealized
	Contracts	Gain(Loss)

FUTURES CONTRACTS SOLD SHORT

September 2008 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $4,492,320)	56	$(61,683)

Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2008 S&P MidCap 400 Index Swap Terminating 08/20/08**(Notional Market Value $20,358,680)	25,353	$1,731,007

**	Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

†	Security or portions of the security was pledged as collateral for a swap agreement sold short.

FNMA — Federal National Mortgage Association

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 83.3%

Aerospace & Defense 1.6%
AAR Corp.*	260	$4,470
Aerovironment, Inc.*	70	2,284
American Science & Engineering, Inc.	60	3,391
Applied Signal Technology, Inc.	80	1,171
Argon ST, Inc.*	90	2,230
Ascent Solar Technologies, Inc. Com*	50	430
Axsys Technologies, Inc.*	60	4,406
Ceradyne, Inc.*	170	7,880
Cubic Corp.	100	2,672
Curtiss-Wright Corp.	300	15,792
Ducommun, Inc.*	70	1,919
DynCorp International, Inc.*	160	2,518
Esterline Technologies Corp.*	190	9,268
GenCorp, Inc.*	380	3,184
Heico Corp.	150	5,223
Herley Industries, Inc.*	90	1,427
Hexcel Corp.*	630	11,958
Ladish Co., Inc.*	100	1,980
LMI Aerospace, Inc.*	60	1,108
Moog, Inc.*	280	12,446
Orbital Sciences Corp.*	390	9,754
Stanley, Inc.*	60	1,874
Taser International, Inc.*	410	2,066
Teledyne Technologies, Inc.*	230	14,467
TransDigm Group, Inc.*	220	8,098
Triumph Group, Inc.	110	5,826

Total Aerospace & Defense		137,842

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	90	4,332
Dynamex, Inc.*	60	1,684
Forward Air Corp.	190	6,952
HUB Group, Inc. — Class A*	240	9,326
Pacer International, Inc.	230	5,460
Park-Ohio Holdings Corp.*	50	872

Total Air Freight & Logistics		28,626

Airlines 0.4%
Airtran Holdings, Inc.*	770	2,249
Alaska Air Group, Inc.*	240	4,291
Allegiant Travel Co.*	90	2,221
Hawaiian Holdings, Inc.*	260	2,293
JetBlue Airways Corp.*	1,140	6,008
Republic Airways Holdings, Inc.*	230	2,210
SkyWest, Inc.	390	5,936
UAL Corp.	830	6,897
US Airways Group, Inc.*	610	3,087

Total Airlines		35,192

Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.	300	1,764
Amerigon, Inc.*	150	993
ArvinMeritor, Inc.	490	6,767
ATC Technology Corp.*	140	3,517
Cooper Tire & Rubber Co.	390	3,592
Dana Holding Corp.*	650	4,147
Dorman Products, Inc.*	70	804
Drew Industries, Inc.*	130	1,924
Exide Technologies*	500	7,900
Fuel Systems Solutions, Inc.*	80	2,994
Hayes Lemmerz International, Inc.*	670	1,561
Lear Corp.*	420	6,052
Modine Manufacturing Co.	210	3,662

		Market
	Shares	Value

Quantum Fuel Systems Technologies Worldwide, Inc.*	460	$819
Raser Technologies, Inc.*	300	2,985
Spartan Motors, Inc.	210	1,138
Stoneridge, Inc.*	100	1,317
Superior Industries International, Inc.	150	2,534
Tenneco, Inc.*	310	4,470
Visteon Corp.*	860	2,451
Wonder Auto Technolgy, Inc.*	100	846

Total Auto Components		62,237

Automobiles 0.0%(a)
Fleetwood Enterprises, Inc.*	420	1,189
Winnebago Industries, Inc.	190	2,424

Total Automobiles		3,613

Beverages 0.1%
Boston Beer Co., Inc. — Class A*	60	2,718
Coca-Cola Bottling Co. Consolidated	30	1,009
National Beverage Corp.*	70	545

Total Beverages		4,272

Biotechnology 3.7%
Acadia Pharmaceuticals, Inc.*	220	656
Acorda Therapeutics, Inc.*	220	7,218
Affymax, Inc.*	70	1,384
Alexion Pharmaceuticals, Inc.*	250	23,437
Alkermes, Inc.*	630	9,922
Allos Therapeutics, Inc.*	350	3,364
Alnylam Pharmaceuticals, Inc.*	240	8,347
Amicus Therapeutics, Inc.*	30	465
Arena Pharmaceuticals, Inc.*	490	3,322
Ariad Pharmaceuticals, Inc.*	460	1,504
ArQule, Inc.*	270	1,023
Array BioPharma, Inc.*	310	2,421
Avant Immunotherapeutics, Inc.*	100	1,624
Celera Corp.*	530	7,235
Cell Genesys, Inc.*	570	1,807
Cepheid, Inc.*	380	6,506
Cougar Biotechnology, Inc.*	100	3,365
Cubist Pharmaceuticals, Inc.*	370	8,384
CV Therapeutics, Inc.*	400	3,748
Cytokinetics, Inc.*	230	1,214
Cytori Therapeutics, Inc.*	130	920
Dendreon Corp.*	620	3,670
Dyax Corp.*	370	1,595
Emergent Biosolutions, Inc.*	90	1,212
Enzon Pharmaceuticals, Inc.*	300	2,454
Genomic Health, Inc.*	90	1,939
Geron Corp.*	510	2,275
GTx, Inc.*	120	2,237
Halozyme Therapeutics, Inc.*	400	3,204
Human Genome Sciences, Inc.*	900	5,967
Idenix Pharmaceuticals, Inc.*	170	1,409
Idera Pharmaceuticals, Inc.*	140	2,071
Immunogen, Inc.*	280	1,288
Immunomedics, Inc.*	430	989
Incyte Corp.*	440	4,074
Indevus Pharmaceuticals, Inc.*	510	933
InterMune, Inc.*	210	3,608
Isis Pharmaceuticals, Inc.*	600	10,278
Lexicon Pharmaceuticals, Inc.*	530	1,304
Ligand Pharmaceuticals, Inc.*	560	1,865
MannKind Corp.*	340	1,234
Marshall Edwards, Inc.*	130	261
Martek Biosciences Corp.*	220	8,274
Maxygen, Inc.*	170	825

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Medarex, Inc.*	840	$8,299
Metabolix, Inc.*	130	1,626
Molecular Insight Pharmaceuticals, Inc.*	120	1,013
Momenta Pharmaceuticals, Inc.*	160	2,653
Myriad Genetics, Inc.*	300	19,950
Nabi Biopharmaceuticals*	340	1,826
Nanosphere, Inc.*	90	890
Neurocrine Biosciences, Inc.*	250	1,160
Novavax, Inc.*	340	857
NPS Pharmaceuticals, Inc.*	310	1,659
Omrix Biopharmaceuticals, Inc.*	90	1,674
Onyx Pharmaceuticals, Inc.*	370	14,985
Opko Health, Inc.*	320	595
Orexigen Therapeutics, Inc.*	130	1,138
OSI Pharmaceuticals, Inc.*	380	19,999
Osiris Therapeutics, Inc.*	96	1,521
PDL BioPharma, Inc.*	790	8,824
Pharmasset, Inc.*	100	2,068
Progenics Pharmaceuticals, Inc.*	180	2,970
Protalix BioTherapeutics, Inc.*	70	184
Regeneron Pharmaceuticals, Inc.*	410	8,975
Repligen Corp.*	210	1,119
Rexahn Pharmaceuticals, Inc.*	190	268
Rigel Pharmaceuticals, Inc.*	240	6,106
Sangamo Biosciences, Inc.*	240	2,628
Savient Pharmaceuticals, Inc.*	360	9,569
Seattle Genetics, Inc.*	400	4,544
Synta Pharmaceuticals Corp.*	110	866
Targacept, Inc.*	120	1,090
Tercica, Inc.*	110	972
Theravance, Inc.*	340	5,433
United Therapeutics Corp.*	150	17,008
XOMA, Ltd.*	870	2,001
Zymogenetics, Inc.*	250	2,150

Total Biotechnology		317,452

Building Products 0.5%
AAON, Inc.	90	1,711
American Woodmark Corp.	70	1,651
Ameron International Corp.	60	7,757
Apogee Enterprises, Inc.	190	3,283
Builders FirstSource, Inc.*	110	481
China Architectural Engineering, Inc.*	120	992
Gibraltar Industries, Inc.	180	2,846
Griffon Corp.*	180	1,809
Insteel Industries, Inc.	120	2,120
NCI Building Systems, Inc.*	130	4,870
Quanex Building Products Corp.	250	3,850
Simpson Manufacturing Co., Inc.	250	6,003
Trex Co., Inc.*	100	1,684
Universal Forest Products, Inc.	110	2,970

Total Building Products		42,027

Capital Markets 1.5%
Apollo Investment Corp.	940	14,982
Ares Capital Corp.	655	7,492
Bgc Partners, Inc.	40	284
BlackRock Kelso Capital Corp.	91	887
Broadpoint Secs Group, Inc.*	160	405
Calamos Asset Management, Inc.	130	2,660
Capital Southwest Corp.	20	2,608
Cohen & Steers, Inc.	110	2,752
Diamond Hill Investment Group, Inc.*	10	922
Epoch Holding Corp.	70	827
Evercore Partners, Inc. — Class A	70	914
FBR Capital Markets Corp.*	180	1,030
FCStone Group, Inc.*	150	2,889

		Market
	Shares	Value

GAMCO Investors, Inc.	50	$2,236
GFI Group, Inc.	440	4,440
Gladstone Capital Corp.	140	2,311
Gladstone Invt Corp.	150	1,185
Greenhill & Co., Inc.	110	6,757
Harris & Harris Group, Inc.*	150	1,015
Hercules Technology Growth Capital, Inc.	220	2,191
International Assets Holding Corp.*	30	992
Kayne Anderson Energy Development Co.	70	1,575
KBW, Inc.*	170	4,491
Knight Capital Group, Inc.*	620	10,162
Kohlberg Capital Corp.	110	991
LaBranche & Co., Inc.*	340	2,349
Ladenburg Thalmann Financial Services, Inc.*	670	1,172
MCG Capital Corp.*	500	2,390
MVC Capital, Inc.	160	2,253
NGP Capital Resources Co.	142	2,307
optionsXpress Holdings, Inc.	280	6,947
Patriot Capital Funding, Inc.	144	1,015
PennantPark Investment Corp.	136	944
Penson Worldwide, Inc.*	110	2,026
Piper Jaffray Cos., Inc.*	120	4,260
Prospect Capital Corp.	173	2,284
Pzena Investment Management, Inc.	40	372
Riskmetrics Group, Inc.*	140	2,523
Sanders Morris Harris Group, Inc.	130	1,008
Stifel Financial Corp.*	160	6,738
SWS Group, Inc.	160	3,027
Thomas Weisel Partners Group, Inc.*	130	732
TICC Capital Corp.	1	5
TradeStation Group, Inc.*	210	2,264
U.S. Global Investors, Inc. — Class A	80	1,199
Westwood Holdings Group, Inc.	40	1,859

Total Capital Markets		124,672

Chemicals 1.9%
A. Schulman, Inc.	180	4,181
American Vanguard Corp.	120	1,570
Arch Chemicals, Inc.	160	5,136
Balchem Corp.	120	3,030
Calgon Carbon Corp.*	270	5,130
Ferro Corp.	290	6,310
Flotek Industries, Inc.*	150	2,757
GenTek, Inc.*	60	1,732
H.B. Fuller Co.	350	8,750
Hercules, Inc.	750	15,037
ICO, Inc.*	180	875
Innophos Holdings, Inc.	70	2,056
Innospec, Inc.	150	2,661
Koppers Holdings, Inc.	140	6,049
Landec Corp.*	150	1,332
LSB Industries, Inc.*	110	2,428
Minerals Technologies, Inc.	120	7,741
NewMarket Corp.	90	5,558
NL Industries, Inc.	40	399
Olin Corp.	490	14,573
OM Group, Inc.*	200	6,720
Penford Corp.	70	1,002
PolyOne Corp.*	620	4,650
Quaker Chemical Corp.	70	2,092
Rockwood Holdings, Inc.*	280	10,682
Sensient Technologies Corp.	320	9,958
ShengdaTech, Inc.*	200	1,948
Solutia, Inc.*	400	6,108
Spartech Corp.	200	2,022

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Stepan Co.	40	$2,294
Westlake Chemical Corp.	130	2,276
WR Grace & Co.*	480	12,370
Zep, Inc.	140	2,390
Zoltek Cos., Inc.*	180	4,018

Total Chemicals		165,835

Commercial Banks 4.7%
1st Source Corp.	100	2,334
AMCORE Financial, Inc.	130	798
Ameris Bancorp	90	966
Ames Natl Corp.	40	925
Arrow Financial Corp.	60	1,372
Bancfirst Corp.	50	2,363
Banco Latinoamericano de Exportaciones, S.A. — Class E	180	3,301
BancTrust Financial Group, Inc.	120	900
Bank of the Ozarks, Inc.	80	1,640
Banner Corp.	90	858
Boston Private Financial Holdings, Inc.	250	1,958
Bryn Mawr Bank Corp.	50	1,203
Camden National Corp.	50	1,543
Capital City Bank Group, Inc.	80	1,900
Capitol Bancorp, Ltd.	100	1,329
Cardinal Financial Corp.	160	1,358
Cascade Bancorp	150	1,121
Cathay General Bancorp	330	5,260
Centerstate Bks Fl, Inc.	60	848
Central Pacific Financial Corp.	190	2,103
Chemical Financial Corp.	160	4,251
Citizens + Northn Corp.	60	1,413
Citizens Republic Bancorp, Inc.*	500	1,675
City Bank	90	854
City Holding Co.	110	4,893
CoBiz, Inc.	120	1,153
Colonial BancGroup, Inc.	1,330	8,858
Columbia Banking System, Inc.	120	1,813
Community Bank System, Inc.	200	4,720
Community Trust Bancorp, Inc.	100	3,082
CVB Financial Corp.	440	4,981
East West Bancorp, Inc.	420	5,002
Enterprise Financial Services Corp.	70	1,469
F.N.B. Corp.	570	6,458
Farmers Capital Bank Corp.	40	1,208
Financial Institutions, Inc.	70	1,294
First Bancorp Inc/ME	60	1,100
First BanCorp.	470	4,112
First Bancorp.	90	1,436
First Busey Corp.	170	2,417
First Commonwealth Financial Corp.	480	5,472
First Community Bancshares, Inc.	60	2,150
First Financial Bancorp	250	2,825
First Financial Bankshares, Inc.	140	6,425
First Financial Corp.	70	2,615
First Merchants Corp.	120	2,520
First Midwest Bancorp, Inc.	320	6,570
First South Bancorp, Inc.	50	950
FirstMerit Corp.	530	10,430
Frontier Financial Corp.	310	3,581
Glacier Bancorp, Inc.	360	7,801
Greene Bankshares, Inc.	90	1,240
Guaranty Bancorp*	350	1,855
Hancock Holding Co.	170	7,631
Hanmi Financial Corp.	250	1,325
Harleysville National Corp.	210	3,018
Heartland Financial USA, Inc.	90	1,848

		Market
	Shares	Value

Heritage Commerce Corp.	70	$732
Home Bancshares, Inc.	80	2,087
IBERIABANK Corp.	90	4,633
Independent Bank Corp.	110	2,878
Integra Bank Corp.	140	1,088
International Bancshares Corp.	340	8,364
Investors Bancorp, Inc.*	290	4,411
Lakeland Bancorp, Inc.	130	1,496
Lakeland Financial Corp.	80	1,648
MainSource Financial Group, Inc.	120	2,142
MB Financial, Inc.	230	5,688
Midwest Banc Holdings, Inc.	150	836
Nara Bancorp, Inc.	150	1,572
National Penn Bancshares, Inc.	530	7,118
NBT Bancorp, Inc.	210	5,206
Northfield Bancorp, Inc.*	130	1,504
Old National Bancorp	440	6,679
Old Second Bancorp, Inc.	90	1,370
Oriental Financial Group	160	2,779
Pacific Capital Bancorp	300	3,921
Pacific Continental Corp.	70	791
PacWest Bancorp	160	2,979
Park National Corp.	70	4,384
Peapack Gladstone Financial Corp.	50	1,350
Pennsylvania Commerce Bancorp, Inc.*	30	736
Peoples Bancorp, Inc.	70	1,274
Pinnacle Financial Partners, Inc.*	150	3,781
Premierwest Bancorp	130	935
PrivateBancorp, Inc.	120	3,546
Prosperity Bancshares, Inc.	260	8,346
Provident Bankshares Corp.	220	2,002
Renasant Corp.	140	2,479
Republic Bancorp, Inc.	60	1,856
S&T Bancorp, Inc.	160	5,366
S.Y. Bancorp, Inc.	90	2,322
Sandy Spring Bancorp, Inc.	110	1,827
Santander Bancorp	30	329
SCBT Financial Corp.	70	2,433
Seacoast Banking Corp. of Florida	100	847
Shore Bancshares, Inc.	60	1,334
Sierra Bancorp	50	944
Signature Bank*	200	5,886
Simmons First National Corp.	90	2,678
Smithtown Bancorp, Inc.	70	1,326
South Financial Group, Inc.	480	2,894
Southside Bancshares, Inc.	80	1,586
Southwest Bancorp, Inc.	100	1,394
State Bancorp Inc/NY	90	1,142
StellarOne Corp.	150	2,534
Sterling Bancorp	120	1,685
Sterling Bancshares, Inc.	480	4,666
Sterling Financial Corp.	340	2,543
Suffolk Bancorp	60	1,923
Sun Bancorp, Inc.*	100	1,090
Susquehanna Bancshares, Inc.	570	8,162
SVB Financial Group*	200	11,518
Texas Capital Bancshares, Inc.*	160	2,584
Tompkins Financial Corp.	40	1,708
TowneBank/Portsmouth VA	140	2,468
Trico Bancshares	90	1,357
Trustmark Corp.	330	5,960
UCBH Holdings, Inc.	730	3,292
UMB Financial Corp.	210	11,565
Umpqua Holdings Corp.	400	5,432
Union Bankshares Corp.	90	1,966
United Bankshares, Inc.	250	6,297

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

United Community Banks, Inc.	270	$2,876
United Security Bancshares Co.	60	913
Univest Corp. of Pennsylvania	80	2,120
W Holding Co., Inc.	750	630
Washington Trust Bancorp, Inc.	80	1,910
WesBanco, Inc.	180	4,102
West Bancorporation, Inc.	120	1,414
West Coast Bancorp	100	1,101
Westamerica Bancorp	190	9,880
Western Alliance Bancorp*	110	1,104
Wilshire Bancorp, Inc.	130	1,602
Wintrust Financial Corp.	160	3,304
Yadkin Valley Financial Corp.	80	1,231

Total Commercial Banks		406,381

Commercial Services & Supplies 3.6%
ABM Industries, Inc.	290	6,940
ACCO Brands Corp.*	360	3,085
Administaff, Inc.	140	4,019
Advisory Board Co.*	110	4,218
American Ecology Corp.	110	3,466
American Reprographics Co.*	240	3,842
AMREP Corp.	10	494
Angelica Corp.	50	1,097
Bowne & Co., Inc.	180	2,327
Casella Waste Systems, Inc. — Class A*	150	1,938
CBIZ, Inc.*	300	2,457
CDI Corp.	90	1,852
Cenveo, Inc.*	320	2,957
China Direct, Inc.*	50	379
Clean Harbors, Inc.*	130	10,145
Comfort Systems USA, Inc.	270	3,580
COMSYS IT Partners, Inc.*	100	1,025
Consolidated Graphics, Inc.*	66	2,211
Cornell Cos., Inc.*	70	1,824
CoStar Group, Inc.*	130	6,486
Courier Corp.	70	1,189
CRA International, Inc.*	70	2,634
Deluxe Corp.	340	4,862
Duff & Phelps Corp.*	70	1,203
EnergySolutions, Inc.	220	4,512
EnerNOC, Inc.*	60	968
Ennis, Inc.	170	2,627
Exponent, Inc.*	100	3,054
First Advantage Corp.*	70	1,061
Fuel Tech, Inc.*	120	2,224
G&K Services, Inc.	130	4,425
Geo Group, Inc.*	340	8,174
GeoEye, Inc.*	116	2,511
Healthcare Services Group, Inc.	280	4,651
Heidrick & Struggles International, Inc.	110	3,120
Herman Miller, Inc.	370	9,672
Hill International, Inc.*	150	2,543
HNI Corp.	290	6,278
Hudson Highland Group, Inc.*	170	1,515
Huron Consulting Group, Inc.*	130	6,781
ICF International, Inc.*	40	758
ICT Group, Inc.*	60	481
IKON Office Solutions, Inc.	540	7,722
Innerworkings, Inc.*	210	2,449
Interface, Inc.	350	4,147
Kelly Services, Inc. — Class A	170	3,130
Kforce, Inc.*	200	1,976
Kimball International, Inc.	210	2,249
Knoll, Inc.	320	4,941
Korn/Ferry International*	310	5,425

		Market
	Shares	Value

LECG Corp.*	170	$1,409
M&F Worldwide Corp.*	80	3,036
Mcgrath RentCorp	160	4,605
Metalico, Inc.*	160	2,464
Mine Safety Appliances Co.	200	6,608
Mobile Mini, Inc.*	230	4,595
MPS Group, Inc.*	620	7,142
Multi-Color Corp.	60	1,212
Navigant Consulting, Inc.*	320	5,914
Odyssey Marine Exploration, Inc.*	320	1,395
On Assignment, Inc.*	230	1,962
PeopleSupport, Inc.*	140	1,299
PRG-Schultz International, Inc.*	100	1,013
Protection One, Inc.*	40	296
Resources Connection, Inc.	300	6,942
Rollins, Inc.	270	4,612
Schawk, Inc.	100	1,293
School Specialty, Inc.*	130	4,330
Spherion Corp.*	360	1,760
Standard Parking Corp.*	60	1,294
Standard Register Co.	100	883
SYKES Enterprises, Inc.*	220	3,885
Team, Inc.*	120	4,381
Tetra Tech, Inc.*	390	11,205
TrueBlue, Inc.*	290	4,379
United Stationers, Inc.*	150	5,749
Viad Corp.	140	4,267
Volt Information Sciences, Inc.*	80	1,110
VSE Corp.	30	1,177
Waste Connections, Inc.*	440	16,012
Waste Services, Inc.*	160	1,515
Watson Wyatt Worldwide, Inc.	280	16,223

Total Commercial Services & Supplies		305,591

Communications Equipment 2.2%
3Com Corp.*	2,660	5,001
Acme Packet, Inc.*	180	875
Adtran, Inc.	370	8,273
Airvana, Inc.*	160	960
Anaren, Inc.*	100	951
Arris Group, Inc.*	810	7,752
Aruba Networks, Inc.*	350	2,040
Avanex Corp.*	1,330	865
Avocent Corp.*	300	7,134
Bel Fuse, Inc.	80	2,269
BigBand Networks, Inc.*	220	939
Black Box Corp.	120	3,564
Blue Coat Systems, Inc.*	220	3,197
Bookham, Inc.*	670	1,260
Cogo Group, Inc.*	170	785
Comtech Telecommunications Corp.*	160	7,861
DG FastChannel, Inc.*	100	1,700
Digi International, Inc.*	170	1,720
EMS Technologies, Inc.*	100	2,071
Emulex Corp.*	560	6,311
Extreme Networks*	770	2,256
Finisar Corp.*	2,040	2,734
Foundry Networks, Inc.*	960	16,742
Globecomm Systems, Inc.*	130	1,195
Harmonic, Inc.*	620	4,830
Harris Stratex Networks, Inc.*	170	1,250
Hughes Communications, Inc.*	50	2,183
Infinera Corp.*	610	6,869
InterDigital, Inc.*	300	6,963
Ixia*	280	2,453
Loral Space & Communications, Ltd.*	80	1,322

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

MRV Communications, Inc.*	1,040	$1,362
NETGEAR, Inc.*	230	3,484
Neutral Tandem, Inc.*	110	1,901
Nextwave Wireless, Inc.*	320	1,037
Oplink Communications, Inc.*	140	1,522
OpNext, Inc.*	130	720
Optium Corp.*	90	740
Orbcomm, Inc.*	210	1,396
Parkervision, Inc.*	150	1,641
PC-Tel, Inc.*	140	1,460
Plantronics, Inc.	320	7,792
Polycom, Inc.*	580	13,688
Powerwave Technologies, Inc.*	870	3,567
Radyne Corp.*	120	1,379
Riverbed Technology, Inc.*	370	5,872
SeaChange International, Inc.*	200	1,484
ShoreTel, Inc.*	290	1,496
Sonus Networks, Inc.*	1,350	4,900
Starent Networks Corp.*	200	2,620
Sycamore Networks, Inc.*	1,260	4,385
Symmetricom, Inc.*	300	1,449
Tekelec*	430	6,704
Utstarcom, Inc.*	730	3,446
ViaSat, Inc.*	170	3,915

Total Communications Equipment		192,285

Computers & Peripherals 0.8%
3PAR, Inc.*	180	1,471
Adaptec, Inc.*	800	2,920
Avid Technology, Inc.*	200	4,422
Compellent Technologies, Inc.*	90	1,021
Cray, Inc.*	220	1,113
Data Domain, Inc.*	220	4,743
Electronics for Imaging, Inc.*	350	4,904
Hutchinson Technology, Inc.*	160	2,374
Hypercom Corp.*	350	1,701
Imation Corp.	200	3,812
Immersion Corp.*	200	1,410
Intermec, Inc.*	410	7,716
Intevac, Inc.*	140	1,491
Isilon Systems, Inc.*	160	766
Netezza Corp.*	260	3,380
Novatel Wireless, Inc.*	210	1,964
Palm, Inc.*	710	4,672
Presstek, Inc.*	180	963
Quantum Corp.*	1,360	2,230
Rackable Systems, Inc.*	200	2,530
Rimage Corp.*	60	910
STEC, Inc.*	200	2,000
Stratasys, Inc.*	140	2,177
Super Micro Computer, Inc.*	150	1,187
Synaptics, Inc.*	150	7,233

Total Computers & Peripherals		69,110

Construction & Engineering 0.7%
Dycom Industries, Inc.*	270	4,285
EMCOR Group, Inc.*	450	13,554
Furmanite Corp.*	240	2,198
Granite Construction, Inc.	220	6,959
Great Lakes Dredge & Dock Corp.	260	1,690
Insituform Technologies, Inc. — Class A*	180	3,112
Integrated Electrical Services, Inc.*	50	979
Layne Christensen Co.*	130	5,937
MasTec, Inc.*	280	4,018
Michael Baker Corp.*	50	1,473
Northwest Pipe Co.*	60	3,489
Orion Marine Group, Inc.*	140	1,939

		Market
	Shares	Value

Perini Corp.*	180	$4,925
Pike Electric Corp.*	110	1,958
Sterling Construction Co, Inc.*	80	1,650

Total Construction & Engineering		58,166

Construction Materials 0.2%
Headwaters, Inc.*	280	3,671
Texas Industries, Inc.	150	7,755
U.S. Concrete, Inc.*	260	1,050
United States Lime & Minerals, Inc.*	10	420

Total Construction Materials		12,896

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	290	1,586
Advanta Corp.	250	1,977
Cardtronics, Inc.*	80	688
Cash America International, Inc.	190	8,010
CompuCredit Corp.*	110	726
Credit Acceptance Corp.*	40	663
Dollar Financial Corp.*	160	3,094
Ezcorp, Inc.*	250	4,495
First Cash Financial Services, Inc.*	130	2,479
First Marblehead Corp (The)*	460	1,155
Nelnet, Inc. — Class A*	120	1,294
World Acceptance Corp.*	110	3,604

Total Consumer Finance		29,771

Containers & Packaging 0.3%
AEP Industries, Inc.*	40	698
Boise, Inc.*	240	874
Bway Holding Co.*	50	501
Graphic Packaging Holding Co.*	960	2,160
Myers Industries, Inc.	190	2,128
Rock-Tenn Co. — Class A	250	8,887
Silgan Holdings, Inc.	170	8,979

Total Containers & Packaging		24,227

Distributors 0.0%(a)
Aristotle Corp (The)*	10	77
Audiovox Corp. — Class A*	120	1,096
Core-Mark Holding Co., Inc.*	60	1,634

Total Distributors		2,807

Diversified Consumer Services 0.9%
American Public Education, Inc.*	70	3,180
Capella Education Co.*	90	4,698
Coinstar, Inc.*	180	6,208
Corinthian Colleges, Inc.*	560	8,820
Jackson Hewitt Tax Service, Inc.	190	2,938
K12, Inc.*	40	1,011
Learning Tree International, Inc.*	60	956
Lincoln Educational Services Corp.*	30	414
Matthews International Corp. — Class A	210	10,481
Pre-Paid Legal Services, Inc.*	50	2,101
Princeton Review, Inc.*	90	693
Regis Corp.	280	7,837
Sotheby’s	450	12,483
Steiner Leisure, Ltd.*	110	3,399
Stewart Enterprises, Inc.	550	4,901
Thinkorswim Group, Inc.*	340	2,730
Universal Technical Institute, Inc.*	140	2,055

Total Diversified Consumer Services		74,905

Diversified Financial Services 0.4%
Ampal American Israel*	130	724
Asset Acceptance Capital Corp.*	100	1,177
Compass Diversified Holdings	160	1,861
Encore Capital Group, Inc.*	90	1,103

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Financial Federal Corp.	170	$3,919
Interactive Brokers Group, Inc.*	270	7,576
Life Partners Holdings, Inc.	40	890
MarketAxess Holdings, Inc.*	200	1,936
Medallion Financial Corp.	100	988
NewStar Financial, Inc.*	160	878
PHH Corp.*	360	5,576
Pico Holdings, Inc.*	110	5,089
Portfolio Recovery Associates, Inc.*	100	3,987
Primus Guaranty, Ltd.*	150	576
Resource America, Inc.	60	702

Total Diversified Financial Services		36,982

Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc.	290	3,695
Atlantic Tele-Network, Inc.	60	1,835
Cbeyond, Inc.*	160	2,749
Cincinnati Bell, Inc.*	1,610	6,279
Cogent Communications Group, Inc.*	310	3,739
Consolidated Communications Holdings, Inc.	150	2,094
Fairpoint Communications, Inc.	590	4,095
General Communication, Inc. — Class A*	300	2,691
Global Crossing Ltd.*	170	2,807
Globalstar, Inc.*	280	776
Hungarian Telephone & Cable Corp.*	30	691
Ibasis, Inc.	210	834
IDT Corp.*	360	637
Iowa Telecommunications Services, Inc.	210	3,893
NTELOS Holdings Corp.	200	4,782
PAETEC Holding Corp.*	820	4,830
Premiere Global Services, Inc.*	410	6,195
Shenandoah Telecom Co.	160	2,414
TW Telecom Inc*	970	15,500
Vonage Holdings Corp.*	340	479

Total Diversified Telecommunication Services		71,015

Electric Utilities 1.2%
Allete, Inc.	170	7,235
Central Vermont Public Service Corp.	70	1,543
Cleco Corp.	400	10,052
El Paso Electric Co.*	300	6,198
Empire District Electric Co.	220	4,490
IDACORP, Inc.	300	8,943
ITC Holdings Corp.	330	17,200
MGE Energy, Inc.	150	5,267
NorthWestern Corp.	260	6,440
Portland General Electric Co.	410	9,631
UIL Holdings Corp.	170	5,318
Unisource Energy Corp.	230	7,026
Westar Energy, Inc.	690	15,235

Total Electric Utilities		104,578

Electrical Equipment 2.2%
Acuity Brands, Inc.	270	11,032
Advanced Battery Technologies, Inc.*	270	1,523
Akeena Solar, Inc.*	140	633
American Superconductor Corp.*	280	11,057
AO Smith Corp.	130	5,161
AZZ, Inc.*	80	3,662
Baldor Electric Co.	300	10,215
Beacon Pwr Corp.*	590	761
Belden CDT, Inc.	290	10,707
Brady Corp.	330	12,101
Capstone Turbine Corp.*	960	2,938
China Bak Battery, Inc.*	200	974

		Market
	Shares	Value

Coleman Cable, Inc.*	50	$609
Encore Wire Corp.	120	2,188
Ener1, Inc.*	240	1,690
Energy Conversion Devices, Inc.*	300	20,979
EnerSys*	180	5,810
Evergreen Solar, Inc.*	700	6,538
Franklin Electric Co., Inc.	150	6,226
FuelCell Energy, Inc.*	450	3,721
Fushi Copperweld, Inc.*	100	1,565
GrafTech International, Ltd.*	680	15,946
Harbin Electric, Inc.*	40	601
II-VI, Inc.*	160	6,154
LaBarge, Inc.*	80	1,182
LSI Industries, Inc.	120	1,108
Medis Technologies, Ltd.*	180	612
Microvision, Inc.*	380	954
Orion Energy Systems, Inc.*	60	327
Plug Power, Inc.*	530	1,272
Polypore International, Inc.*	110	2,876
Powell Industries, Inc.*	50	2,625
Power-One, Inc.*	490	1,053
PowerSecure International, Inc.*	110	815
Preformed Line Products Co.	20	1,022
Regal-Beloit Corp.	210	8,767
Superior Essex, Inc.*	130	5,853
Ultralife Corp.*	80	854
Valence Technology, Inc.*	340	1,333
Vicor Corp.	130	1,417
Woodward Governor Co.	390	17,550

Total Electrical Equipment		192,411

Electronic Equipment & Instruments 1.9%
Agilysys, Inc.	150	1,800
Anixter International, Inc.*	200	13,606
Benchmark Electronics, Inc.*	450	6,588
Brightpoint, Inc.*	330	2,274
Checkpoint Systems, Inc.*	260	5,478
China Security & Surveillance Technology, Inc.*	180	2,538
Cogent, Inc.*	270	2,738
Cognex Corp.	280	5,278
Coherent, Inc.*	160	5,520
Comverge, Inc.*	140	1,526
CPI International, Inc.*	60	867
CTS Corp.	220	2,829
Daktronics, Inc.	220	3,927
DTS, Inc.*	120	3,431
Echelon Corp.*	200	2,110
Electro Rent Corp.	140	1,918
Electro Scientific Industries, Inc.*	180	2,815
Elixir Gaming Technologies, Inc.*	450	527
Excel Technology, Inc.*	70	2,208
FARO Technologies, Inc.*	110	2,607
Gerber Scientific, Inc.*	160	1,899
ICx Technologies, Inc.*	90	667
Insight Enterprises, Inc.*	310	3,956
IPG Photonics Corp.*	130	2,309
KEMET Corp.*	560	762
L-1 Identity Solutions, Inc.*	423	5,698
Littelfuse, Inc.*	140	4,474
Maxwell Technologies, Inc.*	120	1,616
Measurement Specialties, Inc.*	100	1,726
Mercury Computer Systems, Inc.*	150	1,146
Methode Electronics, Inc.	250	2,797
MTS Systems Corp.	120	5,027
Multi-Fineline Electronix, Inc.*	60	1,601

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Newport Corp.*	240	$2,518
OSI Systems, Inc.*	100	2,107
Park Electrochemical Corp.	130	3,294
PC Connection, Inc.*	60	430
PC Mall, Inc.*	70	624
Photon Dynamics, Inc.*	120	1,788
Plexus Corp.*	280	7,980
Radisys Corp.*	150	1,737
Rofin-Sinar Technologies, Inc.*	200	6,772
Rogers Corp.*	120	4,957
Sanmina-SCI Corp.*	3,440	6,089
Scansource, Inc.*	170	5,217
Smart Modular Technologies WWH, Inc.*	290	1,134
SYNNEX Corp.*	120	2,803
Technitrol, Inc.	270	3,785
TTM Technologies, Inc.*	280	3,150
Universal Display Corp.*	190	2,569
Zygo Corp.*	100	1,081

Total Electronic Equipment & Instruments		162,298

Energy Equipment & Services 2.1%
Allis-Chalmers Energy, Inc.*	190	2,920
Basic Energy Services, Inc.*	270	7,268
Bolt Technology Corp.*	60	1,333
Bristow Group, Inc.*	130	5,849
Bronco Drilling Co., Inc.*	170	2,975
Cal Dive International, Inc.*	290	3,106
CARBO Ceramics, Inc.	140	7,661
Complete Production Services, Inc.*	320	10,189
Dawson Geophysical Co.*	50	3,281
Dril-Quip, Inc.*	200	10,828
ENGlobal Corp.*	180	2,221
Geokinetics, Inc.*	30	540
Grey Wolf, Inc.*	1,180	10,077
Gulf Island Fabrication, Inc.	80	3,548
Gulfmark Offshore, Inc.*	140	7,025
Hornbeck Offshore Services, Inc.*	150	6,687
ION Geophysical Corp.*	560	8,943
Lufkin Industries, Inc.	100	8,920
Matrix Service Co.*	170	3,837
Mitcham Industries, Inc.*	60	923
NATCO Group, Inc.*	130	6,194
Natural Gas Services Group, Inc.*	80	2,053
Newpark Resources, Inc.*	590	4,319
OYO Geospace Corp.*	30	1,411
Parker Drilling Co.*	750	6,052
PHI, Inc.*	90	3,615
Pioneer Drilling Co.*	330	5,244
RPC, Inc.	190	3,266
Sulphco, Inc.*	350	1,095
Superior Well Services, Inc.*	110	3,494
T-3 Energy Services, Inc.*	80	5,486
Trico Marine Services, Inc.*	80	2,042
Union Drilling, Inc.*	90	1,733
W-H Energy Services, Inc.*	200	18,306
Willbros Group, Inc.*	260	9,771

Total Energy Equipment & Services		182,212

Food & Staples Retailing 0.8%
Andersons, Inc.	120	5,454
Arden Group, Inc. — Class A	10	1,441
Casey’s General Stores, Inc.	340	8,364
Great Atlantic & Pacific Tea Co., Inc.*	230	3,659
Ingles Markets, Inc.	80	1,946
Longs Drug Stores Corp.	210	9,817
Nash Finch Co.	80	3,158
Pantry, Inc.*	150	2,398

		Market
	Shares	Value

Pricesmart, Inc.	100	$2,345
Ruddick Corp.	280	8,669
Spartan Stores, Inc.	140	3,331
Susser Holdings Corp.*	50	617
United Natural Foods, Inc.*	280	5,382
Village Super Market — Class A	20	845
Weis Markets, Inc.	70	2,659
Winn-Dixie Stores, Inc.*	360	5,720

Total Food & Staples Retailing		65,805

Food Products 1.3%
AgFeed Industries, Inc.*	130	1,834
Alico, Inc.	20	849
American Dairy, Inc.*	50	561
B&G Foods, Inc.	130	1,157
Cal-Maine Foods, Inc.	90	3,411
Calavo Growers, Inc.	70	793
Chiquita Brands International, Inc.*	290	4,452
Darling International, Inc.*	540	8,737
Diamond Foods, Inc.	110	2,675
Farmer Brothers Co.	40	1,054
Flowers Foods, Inc.	510	15,336
Fresh Del Monte Produce, Inc.*	280	5,902
Green Mountain Coffee Roasters, Inc.*	110	3,999
Griffin Land & Nurseries, Inc.	20	680
Hain Celestial Group, Inc.*	270	7,058
HQ Sustainable Maritime Industries, Inc.*	40	618
Imperial Sugar Co.	80	1,118
J&J Snack Foods Corp.	90	2,850
Lancaster Colony Corp.	130	4,226
Lance, Inc.	180	3,312
Lifeway Foods, Inc.*	30	401
Omega Protein Corp.*	120	1,877
Pilgrim’s Pride Corp.	300	3,657
Ralcorp Holdings, Inc.*	170	9,173
Reddy Ice Holdings, Inc.	120	1,540
Sanderson Farms, Inc.	130	5,166
Smart Balance, Inc.*	410	3,034
Synutra International, Inc.*	70	2,550
Tootsie Roll Industries, Inc.	160	4,184
TreeHouse Foods, Inc.*	210	5,691
Zhongpin, Inc.*	120	1,398

Total Food Products		109,293

Gas Utilities 0.9%
Chesapeake Utilities Corp.	50	1,430
EnergySouth, Inc.	50	3,030
Laclede Group, Inc.	140	5,937
New Jersey Resources Corp.	280	9,545
Nicor, Inc.	300	11,946
Northwest Natural Gas Co.	170	7,692
Piedmont Natural Gas Co., Inc.	490	13,122
South Jersey Industries, Inc.	200	7,460
Southwest Gas Corp.	290	8,381
WGL Holdings, Inc.	330	11,395

Total Gas Utilities		79,938

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	140	2,785
Abiomed, Inc.*	200	3,546
Accuray, Inc.*	240	2,050
Align Technology, Inc.*	410	4,104
Alphatec Holdings, Inc.*	160	765
American Medical Systems Holdings, Inc.*	480	7,906
Analogic Corp.	90	6,586
Angiodynamics, Inc.*	160	2,541
Arthrocare Corp.*	180	3,805

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Atrion Corp.	10	$1,104
Cantel Medical Corp.*	80	746
Cardiac Science Corp.*	130	1,157
Clinical Data, Inc.	70	1,197
Conceptus, Inc.*	200	3,414
CONMED Corp.*	190	5,774
CryoLife, Inc.*	180	2,446
Cyberonics, Inc.*	160	4,419
Cynosure, Inc. — Class A*	60	1,483
Datascope Corp.	90	4,201
DexCom, Inc.*	170	1,142
EV3, Inc.*	460	4,439
Exactech, Inc.*	50	1,437
Greatbatch, Inc.*	150	3,069
Haemonetics Corp.*	170	9,870
Hansen Medical, Inc.*	110	1,678
I-Flow Corp.*	140	1,453
ICU Medical, Inc.*	70	1,990
Immucor, Inc.*	460	13,860
Insulet Corp.*	120	1,674
Integra LifeSciences Holdings Corp.*	120	5,479
Invacare Corp.	210	4,941
IRIS International, Inc.*	120	2,026
Kensey Nash Corp.*	50	1,737
Masimo Corp.*	300	11,331
Medical Action Industries, Inc.*	90	895
Mentor Corp.	220	5,458
Meridian Bioscience, Inc.	270	7,023
Merit Medical Systems, Inc.*	180	3,638
Micrus Endovascular Corp.*	100	1,454
Natus Medical, Inc.*	180	4,178
Neogen Corp.*	100	2,747
NuVasive, Inc.*	240	13,481
NxStage Medical, Inc.*	140	554
OraSure Technologies, Inc.*	310	1,283
Orthofix International NV*	110	2,617
Orthovita, Inc.*	440	1,179
Palomar Medical Technologies, Inc.*	120	1,535
Quidel Corp.*	190	3,849
RTI Biologics, Inc.*	360	2,984
Sirona Dental Systems, Inc.*	110	2,730
Somanetics Corp.*	80	1,754
SonoSite, Inc.*	110	3,604
Spectranetics Corp.*	210	1,880
Stereotaxis, Inc.*	180	1,285
STERIS Corp.	390	13,326
SurModics, Inc.*	100	4,209
Symmetry Medical, Inc.*	230	3,843
Synovis Life Technologies, Inc.*	80	1,651
Thoratec Corp.*	360	6,754
TomoTherapy, Inc.*	270	2,633
Trans1, Inc.*	80	741
Vision Sciences, Inc. Del*	110	470
Vital Signs, Inc.	50	3,658
Vnus Medical Technologies, Inc.*	90	1,832
Volcano Corp.*	310	4,703
West Pharmaceutical Services, Inc.	210	9,643
Wright Medical Group, Inc.*	250	7,872
Zoll Medical Corp.*	140	4,410

Total Health Care Equipment & Supplies		256,028

Health Care Providers & Services 2.6%
Air Methods Corp.*	70	2,007
Alliance Imaging, Inc.*	170	1,612
Almost Family, Inc.*	40	1,314
Amedisys, Inc.*	180	11,542

		Market
	Shares	Value

AMERIGROUP Corp.*	350	$8,890
AMN Healthcare Services, Inc.*	220	4,158
Amsurg Corp. — Class A*	210	5,628
Apria Healthcare Group, Inc.*	290	5,571
Assisted Living Concepts, Inc.*	360	2,066
Athenahealth, Inc.*	140	4,228
Bio-Reference Labs, Inc.*	80	2,069
BMP Sunstone Corp.*	150	830
Capital Senior Living Corp.*	150	1,041
CardioNet, Inc.*	30	827
Centene Corp.*	290	6,470
Chemed Corp.	160	6,848
Chindex International, Inc.*	70	1,086
Corvel Corp.*	50	1,638
Cross Country Healthcare, Inc.*	200	3,190
Emergency Medical Services Corp. — Class A*	60	1,621
Emeritus Corp.*	130	2,191
Ensign Group, Inc.	50	600
Five Star Quality Care, Inc.*	210	922
Genoptix, Inc.*	50	1,458
Gentiva Health Services, Inc.*	170	4,342
Hanger Orthopedic Group, Inc.*	150	2,558
HealthExtras, Inc.*	220	6,602
Healthsouth Corp.*	520	8,538
Healthspring, Inc.*	330	6,418
Healthways, Inc.*	230	5,844
HMS Holdings Corp.*	170	4,230
InVentiv Health, Inc.*	220	5,315
IPC The Hospitalist Co, Inc.*	40	862
Kindred Healthcare, Inc.*	190	5,124
Landauer, Inc.	60	3,860
LHC Group, Inc.*	100	2,802
Magellan Health Services, Inc.*	270	11,272
MedCath Corp.*	110	2,054
Molina Healthcare, Inc.*	100	2,984
MWI Veterinary Supply, Inc.*	70	2,453
National Healthcare Corp.	60	3,053
National Research Corp.	10	338
Nighthawk Radiology Holdings, Inc.*	170	1,420
Odyssey HealthCare, Inc.*	220	2,072
Owens & Minor, Inc.	270	12,398
PharMerica Corp.*	200	4,730
Providence Service Corp.*	80	872
PSS World Medical, Inc.*	410	6,872
Psychiatric Solutions, Inc.*	370	12,957
RadNet, Inc.*	140	868
RehabCare Group, Inc.*	120	1,987
Res-Care, Inc.*	160	2,938
Skilled Healthcare Group, Inc.*	120	1,753
Sun Healthcare Group, Inc.*	280	4,001
Sunrise Senior Living, Inc.*	300	5,379
Triple-S Mgmt Corp.*	90	1,428
Universal American Corp.*	260	2,727
US Physical Therapy, Inc.*	80	1,306
Virtual Radiologic Corp.*	50	463

Total Health Care Providers & Services		220,627

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	380	4,579
Computer Programs & Systems, Inc.	60	1,487
Eclipsys Corp.*	360	7,938
MedAssets, Inc.*	100	1,512
Omnicell, Inc.*	220	3,575
Phase Forward, Inc.*	280	5,152
Trizetto Group*	290	6,325

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Vital Images, Inc.*	110	$1,672

Total Health Care Technology		32,240

Hotels, Restaurants & Leisure 1.8%
AFC Enterprises, Inc.*	170	1,302
Ambassadors Group, Inc.	130	2,022
Ameristar Casinos, Inc.	170	2,239
Bally Technologies, Inc.*	360	11,444
BJ’s Restaurants, Inc.*	120	1,302
Bluegreen Corp.*	80	924
Bob Evans Farms, Inc.	200	5,728
Buffalo Wild Wings, Inc.*	120	3,952
California Pizza Kitchen, Inc.*	140	1,827
CBRL Group, Inc.	150	3,625
CEC Entertainment, Inc.*	140	4,880
Cheesecake Factory, Inc.*	440	6,195
Churchill Downs, Inc.	60	2,265
CKE Restaurants, Inc.	350	4,294
Denny’s Corp.*	630	1,625
DineEquity Inc.	110	2,541
Domino’s Pizza, Inc.*	260	3,370
Dover Downs Gaming & Entertainment Inc.	90	752
Dover Motorsports, Inc.	100	448
Einstein Noah Restaurant Group, Inc.*	30	346
Gaylord Entertainment Co.*	270	8,111
Great Wolf Resorts, Inc.*	180	740
Isle of Capri Casinos, Inc.*	100	664
Jack in the Box, Inc.*	390	8,416
Krispy Kreme Doughnuts, Inc.*	370	1,602
Landry’s Restaurants, Inc.	80	1,166
Life Time Fitness, Inc.*	230	6,852
Lodgian, Inc.*	110	757
Luby’s, Inc.*	140	974
Marcus Corp.	130	2,068
Monarch Casino & Resort, Inc.*	80	986
Morgans Hotel Group Co.*	180	2,608
O’Charleys, Inc.	120	1,350
P.F. Chang’s China Bistro, Inc.*	160	4,160
Papa John’s International, Inc.*	140	3,961
Peet’s Coffee & Tea, Inc.*	90	1,754
Pinnacle Entertainment, Inc.*	400	4,520
Red Robin Gourmet Burgers, Inc.*	110	2,731
Rick’s Cabaret International, Inc.*	40	612
Riviera Holdings Corp.*	70	618
Ruby Tuesday, Inc.	340	2,339
Ruth’s Chris Steak House*	130	620
Shuffle Master, Inc.*	230	1,111
Six Flags, Inc.*	480	547
Sonic Corp.*	400	6,036
Speedway Motorsports, Inc.	90	1,738
Steak n Shake Co.*	190	1,309
Texas Roadhouse, Inc. — Class A*	350	3,248
Town Sports International Holdings, Inc.*	120	1,199
Triarc Cos., Inc. — Class B	410	2,288
Vail Resorts, Inc.*	210	8,480
WMS Industries, Inc.*	290	8,172

Total Hotels, Restaurants & Leisure		152,818

Household Durables 0.9%
American Greetings Corp. — Class A	320	4,742
Beazer Homes USA, Inc.*	260	1,620
Blyth, Inc.	160	2,328
Brookfield Homes Corp.	60	790
Cavco Industries, Inc.*	40	1,348
Champion Enterprises, Inc.*	510	2,014
CSS Industries, Inc.	50	1,414

		Market
	Shares	Value

Ethan Allen Interiors, Inc.	160	$4,016
Furniture Brands International, Inc.	270	3,205
Helen of Troy, Ltd.*	200	4,112
Hooker Furniture Corp.	60	1,003
Hovnanian Enterprises, Inc. — Class A*	310	2,179
IRobot Corp.*	120	1,662
La-Z-Boy, Inc.	340	2,509
Libbey, Inc.	100	907
M/I Homes, Inc.*	90	1,706
Meritage Homes Corp.*	200	3,610
National Presto Industries, Inc.	30	2,144
Palm Harbor Homes, Inc.*	70	582
Russ Berrie & Co., Inc.*	110	1,068
Ryland Group, Inc.	280	5,765
Sealy Corp.*	290	1,981
Skyline Corp.	50	1,304
Standard Pacific Corp.*	820	2,739
Standard Pacific Corp. — Rts*	480	91
Tempur-Pedic International, Inc.	490	4,601
Tupperware Brands Corp.	410	15,990
Universal Electronics, Inc.*	90	2,045

Total Household Durables		77,475

Household Products 0.1%
Central Garden & Pet Co. — Class A*	430	1,797
Spectrum Brands, Inc.*	260	655
WD-40 Co.	110	3,759

Total Household Products		6,211

Independent Power Producers & Energy Traders 0.2%
Black Hills Corp.	250	8,067
Ormat Technologies, Inc.	120	5,762
Synthesis Energy Systems, Inc.*	130	1,000
U S Geothermal, Inc.*	410	972

Total Independent Power Producers & Energy Traders		15,801

Industrial Conglomerates 0.2%
Otter Tail Corp.	200	9,068
Raven Industries, Inc.	110	4,185
Standex International Corp.	80	1,751
Tredegar Corp.	160	2,621
United Capital Corp.*	10	233

Total Industrial Conglomerates		17,858

Insurance 3.0%
Ambac Financial Group, Inc.	1,900	4,788
AmCOMP, Inc.*	80	824
American Equity Investment Life Holdings Co.	360	3,146
American Physicians Capital, Inc.	60	2,987
American Safety Insurance Holdings Ltd.*	70	1,036
Amerisafe, Inc.*	120	2,180
Amtrust Financial Services, Inc.	100	1,457
Argo Group International Holdings, Ltd.*	200	6,808
Aspen Insurance Holdings, Ltd.	560	14,218
Assured Guaranty, Ltd.	370	4,240
Baldwin & Lyons, Inc.	60	1,275
Castlepoint Holdings, Ltd.	216	2,007
Citizens, Inc.*	250	1,858
CNA Surety Corp.*	110	1,429
Crawford & Co. — Class B*	160	1,632
Darwin Professional Underwriters, Inc.*	50	1,548
Delphi Financial Group	270	6,736
Donegal Group, Inc. — Class A	80	1,394
EHealth, Inc.*	160	2,323
EMC Insurance Group, Inc.	40	979
Employers Holdings, Inc.	330	5,881

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Enstar Group, Ltd.*	30	$3,052
FBL Financial Group, Inc.	80	1,668
First Acceptance Corp.*	110	414
First Mercury Financial Corp.*	100	1,600
Flagstone Reinsurance Holdings, Ltd.	200	2,482
Fpic Insurance Group, Inc.*	60	2,997
Greenlight Capital Re, Ltd.*	190	3,914
Hallmark Financial Services*	40	387
Harleysville Group, Inc.	90	3,207
Hilb Rogal & Hobbs Co.	240	10,404
Hilltop Holdings, Inc.*	300	3,093
Horace Mann Educators Corp.	270	3,742
Independence Holding Co.	40	509
Infinity Property & Casualty Corp.	110	4,902
IPC Holdings, Ltd.	350	11,235
Kansas City Life Insurance Co.	30	1,515
LandAmerica Financial Group, Inc.	100	1,149
Maiden Holdings Ltd.	320	2,234
Max Capital Group, Ltd.	370	8,684
Meadowbrook Insurance Group, Inc.	240	1,538
Montpelier Re Holdings, Ltd.	620	9,734
National Financial Partners Corp.	260	5,421
National Interstate Corp.	40	805
National Western Life Insurance Co.	10	2,368
Navigators Group, Inc.*	90	4,280
NYMAGIC, Inc.	30	600
Odyssey Re Holdings Corp.	160	6,251
Phoenix Cos., Inc.	760	7,395
Platinum Underwriters Holdings, Ltd.	320	11,552
PMA Capital Corp. — Class A*	210	2,102
Presidential Life Corp.	140	2,246
ProAssurance Corp.*	210	10,277
Procentury Corp.	90	1,481
Quanta Capital Holdings Ltd.*	460	1,247
RLI Corp.	120	6,554
Safety Insurance Group, Inc.	110	4,672
SeaBright Insurance Holdings, Inc.*	140	1,610
Selective Insurance Group, Inc.	350	7,560
State Auto Financial Corp.	90	2,602
Stewart Information Services Corp.	110	1,921
Tower Group, Inc.	130	2,961
United America Indemnity, Ltd.*	130	1,694
United Fire & Casualty Co.	150	4,075
Validus Holdings, Ltd.	430	9,808
Zenith National Insurance Corp.	250	8,602

Total Insurance		255,290

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc. — Class A*	170	937
Blue Nile, Inc.*	90	3,467
Drugstore.Com*	550	1,177
FTD Group, Inc.	130	1,859
Gaiam, Inc. — Class A*	120	1,759
NetFlix, Inc.*	270	8,340
NutriSystem, Inc.	200	3,442
Orbitz Worldwide, Inc.*	240	1,409
Overstock.com, Inc.*	100	1,776
PetMed Express, Inc.*	160	2,320
Shutterfly, Inc.*	130	1,187
Stamps.com, Inc.*	100	1,361

Total Internet & Catalog Retail		29,034

Internet Software & Services 1.8%
Ariba, Inc.*	570	9,354
Art Technology Group, Inc.*	850	3,119
AsiaInfo Holdings, Inc.*	230	3,167
Bankrate, Inc.*	80	2,516

		Market
	Shares	Value

Bidz.com, Inc.*	40	$366
Chordiant Software, Inc.*	200	1,042
CMGI, Inc.*	320	3,917
ComScore, Inc.*	120	2,290
Constant Contact, Inc.*	130	2,317
DealerTrack Holdings, Inc.*	280	4,362
Dice Holdings, Inc.*	100	888
Digital River, Inc.*	250	9,972
DivX, Inc.*	180	1,480
EarthLink, Inc.*	730	6,570
Greenfield Online, Inc.*	170	2,353
GSI Commerce, Inc.*	160	2,438
HSW International, Inc.*	180	614
InfoSpace, Inc.*	230	2,171
Internap Network Services Corp.*	330	1,518
Internet Brands, Inc. — Class A*	150	872
Internet Capital Group, Inc.*	260	2,090
Interwoven, Inc.*	300	4,224
J2 Global Communications, Inc.*	290	6,951
Keynote Systems, Inc.*	90	1,238
Knot, Inc.*	190	1,664
Limelight Networks, Inc.*	190	675
Liquidity Services, Inc.*	100	1,099
LoopNet, Inc.*	190	2,158
Marchex, Inc.	160	1,859
Mercadolibre, Inc.*	170	6,094
Move, Inc.*	850	1,981
NIC, Inc.	260	1,898
Omniture, Inc.*	410	7,113
Perficient, Inc.*	210	2,115
RealNetworks, Inc.*	600	4,122
S1 Corp.*	330	2,680
SAVVIS, Inc.*	250	4,032
SonicWALL, Inc.*	373	2,178
SupportSoft, Inc.*	310	1,054
Switch & Data Facilities Co., Inc.*	140	2,356
TechTarget, Inc.*	90	638
Terremark Worldwide, Inc.*	350	2,377
TheStreet.com, Inc.	120	816
United Online, Inc.	460	4,996
ValueClick, Inc.*	630	7,497
Vignette Corp.*	160	1,802
VistaPrint, Ltd.*	290	7,473
Vocus, Inc.*	110	3,915
Websense, Inc.*	300	6,261
Website Pros, Inc.*	180	1,197

Total Internet Software & Services		155,879

IT Services 1.5%
Acxiom Corp.	400	5,136
BearingPoint, Inc.*	1,440	1,152
CACI International, Inc. — Class A*	200	8,992
Cass Information Systems, Inc.	40	1,473
China Information Sec Tech Inccom*	150	764
Ciber, Inc.*	350	2,474
CSG Systems International, Inc.*	230	4,080
Cybersource Corp.*	460	8,165
Euronet Worldwide, Inc.*	310	4,960
ExlService Holdings, Inc.*	90	1,355
Forrester Research, Inc.*	100	3,370
Gartner, Inc. — Class A*	390	9,500
Gevity HR, Inc.	150	1,118
Global Cash Access Holdings, Inc.*	270	1,617
Hackett Group Inc (The)*	266	1,697
Heartland Payment Systems, Inc.	160	3,682
IGate Corp.*	140	1,379

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

InfoGROUP, Inc.	220	$1,126
Integral Systems, Inc.*	60	2,822
Mantech International Corp. — Class A*	140	7,818
MAXIMUS, Inc.	120	4,453
NCI, Inc.-Class A*	40	955
Ness Technologies, Inc.*	260	3,216
Online Resources Corp.*	190	1,300
Perot Systems Corp.*	570	9,530
RightNow Technologies, Inc.*	180	2,896
Safeguard Scientifics, Inc.*	800	1,080
Sapient Corp.*	580	3,747
SI International, Inc.*	90	1,645
SRA International, Inc. — Class A*	280	6,146
Syntel, Inc.	90	2,965
TeleTech Holdings, Inc.*	260	3,536
TNS, Inc.*	160	3,648
VeriFone Holdings, Inc.*	450	6,732
Virtusa Corp.*	60	392
Wright Express Corp.*	260	6,903

Total IT Services		131,824

Leisure Equipment & Products 0.5%
Brunswick Corp.	580	7,482
Callaway Golf Co.	440	5,579
JAKKS Pacific, Inc.*	180	3,956
Leapfrog Enterprises, Inc.*	220	2,105
Marine Products Corp.	70	511
Nautilus, Inc.	150	732
Polaris Industries, Inc.	220	9,416
Pool Corp.	320	7,066
RC2 Corp.*	120	2,755
Smith & Wesson Holding Corp.*	250	1,123
Steinway Musical Instruments*	50	1,386

Total Leisure Equipment & Products		42,111

Life Sciences Tools & Services 1.1%
Accelrys, Inc.*	180	1,006
Affymetrix, Inc.*	460	3,625
Albany Molecular Research, Inc.*	150	2,295
AMAG Pharmaceuticals, Inc.*	110	4,510
Bio-Rad Laboratories, Inc. — Class A*	130	11,583
Bruker Corp.*	330	4,561
Caliper Life Sciences, Inc.*	320	1,270
Cambrex Corp.*	190	1,446
Dionex Corp.*	120	8,342
Enzo Biochem, Inc.*	210	2,984
EResearchTechnology, Inc.*	290	4,222
Exelixis, Inc.*	690	4,830
Kendle International, Inc.*	90	3,704
Life Sciences Research, Inc.*	60	2,028
Luminex Corp.*	240	5,280
Medivation, Inc.*	170	3,400
Nektar Therapeutics*	610	3,038
Parexel International Corp.*	370	10,815
PharmaNet Development Group, Inc.*	130	3,137
Sequenom, Inc.*	300	6,408
Varian, Inc.*	200	9,880

Total Life Sciences Tools & Services		98,364

Machinery 3.1%
3D Systems Corp.*	120	1,459
Accuride Corp.*	230	633
Actuant Corp.	370	11,270
Alamo Group, Inc.	40	866
Albany International Corp. — Class A	200	5,740
Altra Holdings, Inc.*	170	2,834
American Railcar Industries, Inc.	60	1,320

		Market
	Shares	Value

Ampco-Pittsburgh Corp.	50	$2,174
Astec Industries, Inc.*	120	3,830
Badger Meter, Inc.	100	5,633
Barnes Group, Inc.	320	7,229
Blount International, Inc.*	250	2,832
Briggs & Stratton Corp.	330	4,468
Cascade Corp.	60	2,633
Chart Industries, Inc.*	190	10,055
China Fire & Security Group, Inc.*	90	899
CIRCOR International, Inc.	110	6,552
CLARCOR, Inc.	330	12,712
Colfax Corp.*	140	3,821
Columbus McKinnon Corp.*	130	3,342
Commercial Vehicle Group, Inc.*	140	1,354
Dynamic Materials Corp.	80	2,634
EnPro Industries, Inc.*	130	4,681
ESCO Technologies, Inc.*	170	6,995
Federal Signal Corp.	320	4,598
Flanders Corp.*	110	692
Flow International Corp.*	250	1,665
Force Protection, Inc.*	450	1,557
FreightCar America, Inc.	80	3,047
Gehl Co.*	70	1,052
Gorman-Rupp Co.	90	4,009
Graham Corp.	30	2,670
Greenbrier Cos., Inc.	110	2,302
Hurco Cos., Inc.*	40	1,167
K-Tron International, Inc.*	20	2,776
Kadant, Inc.*	90	1,925
Kaydon Corp.	180	8,536
Key Technology, Inc.*	40	1,282
LB Foster Co. — Class A*	70	2,693
Lindsay Corp.	80	7,382
Lydall, Inc.*	110	1,712
Met-Pro Corp.	100	1,530
Middleby Corp.*	110	5,148
Mueller Industries, Inc.	250	6,417
Mueller Water Products, Inc.	760	6,916
NACCO Industries, Inc.	40	4,040
NN, Inc.	100	1,332
Nordson Corp.	220	15,545
Omega Flex, Inc.	20	374
Peerless Mfg Co.*	40	2,206
RBC Bearings, Inc.*	140	4,658
Robbins & Myers, Inc.	190	9,646
Sauer-Danfoss, Inc.	70	2,055
Sun Hydraulics Corp.	80	3,296
Tecumseh Products Co. — Class A*	110	3,602
Tennant Co.	110	2,894
Thermadyne Holdings Corp.*	90	1,547
Titan International, Inc.	180	8,318
Titan Machinery, Inc.*	50	1,371
Trimas Corp.*	100	683
TurboChef Technologies, Inc.*	160	840
Twin Disc, Inc.	60	1,207
Wabash National Corp.	200	1,860
Wabtec Corp.	320	17,760
Watts Water Technologies, Inc.	190	5,613
Xerium Technologies, Inc.*	140	648

Total Machinery		264,537

Marine 0.3%
American Commercial Lines, Inc.*	240	2,748
Eagle Bulk Shipping, Inc.	310	9,002
Genco Shipping & Trading, Ltd.	150	10,227
Horizon Lines, Inc.	200	2,360

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

International Shipholding Corp.*	40	$947
TBS International, Ltd.*	70	2,558
Ultrapetrol Bahamas, Ltd.*	170	1,894

Total Marine		29,736

Media 1.1%
AH Belo Corp.	140	756
Arbitron, Inc.	180	8,460
Belo Corp. — Class A	590	4,006
Charter Communications, Inc. — Class A*	2,700	3,078
Cinemark Holdings, Inc.	200	2,932
Citadel Broadcasting Corp.*	1,200	1,104
CKX, Inc.*	350	2,744
Cox Radio, Inc. — Class A*	170	1,681
Crown Media Holdings, Inc. — Class A*	70	297
Cumulus Media, Inc.*	166	488
Dolan Media Co.*	140	2,955
Entercom Communications Corp. — Class A	170	1,042
Entravision Communications Corp.*	390	1,232
Fisher Communications, Inc.*	40	1,484
GateHouse Media, Inc.*	210	130
Global Sources, Ltd.*	110	1,520
Global Traffic Network, Inc.*	80	754
Gray Television, Inc.	280	700
Harte-Hanks, Inc.	240	2,978
Idearc, Inc.*	970	1,271
Interactive Data Corp.	240	6,912
Journal Communications, Inc.	280	1,330
Knology, Inc.*	190	1,984
Lee Enterprises, Inc.	300	906
Lin TV Corp.*	180	1,067
Live Nation, Inc.*	500	6,310
Martha Stewart Living Omnimedia, Inc.*	170	1,239
Marvel Entertainment, Inc.*	320	11,104
McClatchy Co.	380	1,623
Media General, Inc. — Class A	150	1,902
Mediacom Communications Corp.*	260	1,485
National CineMedia, Inc.	280	3,581
Outdoor Channel Holdings, Inc.*	110	758
Playboy Enterprises, Inc. — Class B*	140	654
Primedia, Inc.	170	670
RCN Corp.*	250	3,043
RH Donnelley Corp.*	450	698
Scholastic Corp.	160	4,126
Sinclair Broadcast Group, Inc.	350	2,671
Valassis Communications, Inc.*	320	2,822
Value Line, Inc.	10	370
Westwood One, Inc.*	470	611
World Wrestling Entertainment, Inc. — Class A	140	2,295

Total Media		97,773

Metals & Mining 1.1%
Allied Nevada Gold Corp.*	300	1,905
AM Castle & Co.	110	2,226
AMCOL International Corp.	170	5,427
Apex Silver Mines, Ltd.*	390	2,438
Brush Engineered Materials, Inc.*	130	3,111
China Precision Stl, Inc.*	110	499
Coeur d’Alene Mines Corp.*	3,640	10,520
Compass Minerals International, Inc.	210	15,876
Esmark, Inc.*	100	1,920
General Moly, Inc.*	410	3,083
General Stl Hldgs, Inc.*	70	1,035
Haynes International, Inc.*	80	3,795
Hecla Mining Co.*	840	7,711
Horsehead Holding Corp.*	230	2,806

		Market
	Shares	Value

Kaiser Aluminum Corp.	100	$5,275
Olympic Steel, Inc.	60	3,051
Royal Gold, Inc.	190	6,779
RTI International Metals, Inc.*	150	4,089
Stillwater Mining Co.*	260	2,470
Sutor Technology Group Ltd.*	50	356
Universal Stainless & Alloy*	40	1,526
Worthington Industries, Inc.	430	7,628

Total Metals & Mining		93,526

Multi-Utilities 0.2%
Avista Corp.	350	7,917
CH Energy Group, Inc.	100	3,625
PNM Resources, Inc.	510	5,972

Total Multi-Utilities		17,514

Multiline Retail 0.1%
99 Cents Only Stores*	310	2,074
Dillard’s, Inc. — Class A	380	3,842
Fred’s, Inc. — Class A	260	3,343
Retail Ventures, Inc.*	190	817
Tuesday Morning Corp.*	200	768

Total Multiline Retail		10,844

Oil, Gas & Consumable Fuels 4.3%
Abraxas Petroleum Corp.*	280	1,019
Alon USA Energy, Inc.	70	601
American Oil & Gas, Inc.*	240	761
APCO Argentina, Inc.	30	860
Approach Resources, Inc.*	60	1,207
Arena Resources, Inc.*	230	9,409
Arlington Tankers, Ltd.	80	1,631
Atlas America, Inc.	230	8,519
ATP Oil & Gas Corp.*	180	5,121
Aventine Renewable Energy Holdings, Inc.*	190	1,292
Berry Petroleum Co. — Class A	280	12,051
Bill Barrett Corp.*	240	9,874
BMB Munai, Inc.*	250	1,195
Bois d’Arc Energy, Inc.*	130	2,847
BPZ Resources, Inc.*	400	7,220
Brigham Exploration Co.*	310	4,340
Callon Petroleum Co.*	140	3,219
Cano Petroleum, Inc.*	260	1,027
Carrizo Oil & Gas, Inc.*	180	9,061
Cheniere Energy, Inc.*	320	970
Clayton Williams Energy, Inc.*	40	3,728
Clean Energy Fuels Corp.*	140	1,862
Comstock Resources, Inc.*	300	18,303
Concho Resources, Inc.*	330	10,807
Contango Oil & Gas Co.*	90	7,675
Crosstex Energy, Inc.	270	8,678
CVR Energy, Inc.*	150	2,377
Delek US Holdings, Inc.	90	719
Delta Petroleum Corp.*	410	7,819
DHT Maritime, Inc.	260	2,439
Double Eagle Petroleum Co.*	50	763
Endeavour International Corp.*	750	1,253
Energy Partners, Ltd.*	210	2,495
Energy XXI Bermuda Limtited*	460	2,397
Evergreen Energy, Inc.*	560	890
EXCO Resources, Inc.*	980	25,529
FX Energy, Inc.*	270	1,836
Gasco Energy, Inc.*	620	1,618
General Maritime Corp.	180	4,849
GeoGlobal Resources, Inc.*	250	1,003
GeoMet, Inc.*	120	796
Georesources, Inc.*	40	648

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

GMX Resources, Inc.*	100	$5,870
Golar LNG, Ltd.	230	4,230
Goodrich Petroleum Corp.*	130	5,960
Gran Tierra Energy, Inc.*	630	3,194
Greenhunter Energy, Inc.*	30	468
Gulfport Energy Corp.*	170	2,451
Harvest Natural Resources, Inc.*	230	2,265
Houston American Energy Corp.*	100	895
International Coal Group, Inc.*	840	8,795
James River Coal Co.*	170	7,369
Knightsbridge Tankers, Ltd.	110	3,532
McMoRan Exploration Co.*	323	8,666
Meridian Resource Corp.*	510	1,617
National Coal Corp.*	170	1,190
Nordic American Tanker Shipping, Ltd.	230	9,182
Northern Oil And Gas, Inc.*	130	1,206
Oilsands Quest, Inc.*	1,090	4,916
Pacific Ethanol, Inc.*	290	542
Panhandle Oil and Gas, Inc.	50	1,850
Parallel Petroleum Corp.*	270	4,423
Penn Virginia Corp.	270	16,402
Petroleum Development Corp.*	100	5,531
Petroquest Energy, Inc.*	290	6,052
PrimeEnergy Corp.*	10	606
Quest Resource Corp.*	130	1,193
Ram Energy Res, Inc.*	240	1,118
Rentech, Inc.*	1,100	2,090
Rex Energy Corp.*	110	2,189
Rosetta Resources, Inc.*	340	8,031
Ship Finance International, Ltd.	280	8,327
Stone Energy Corp.*	190	9,694
Swift Energy Co.*	200	10,164
Teekay Tankers Ltd.	90	2,039
Toreador Resources Corp.*	110	782
Tri-Valley Corp.*	150	1,059
TXCO Resources, Inc.*	230	2,162
Uranium Resources, Inc.*	310	887
USEC, Inc.*	730	3,811
Vaalco Energy, Inc.*	390	2,554
Venoco, Inc.*	130	2,184
VeraSun Energy Corp.*	680	4,182
Warren Resources, Inc.*	390	4,555
Western Refining, Inc.	200	1,592
Westmoreland Coal Co.*	60	1,395
World Fuel Services Corp.	190	4,579

Total Oil, Gas & Consumable Fuels		372,507

Paper & Forest Products 0.3%
AbitibiBowater, Inc.*	350	2,950
Buckeye Technologies, Inc.*	260	2,535
Deltic Timber Corp.	70	4,261
Glatfelter	300	4,386
Kapstone Paper and Packaging Corp.*	120	918
Louisiana-Pacific Corp.	680	5,753
Mercer International, Inc.*	200	1,244
Neenah Paper, Inc.	100	1,868
Schweitzer-Mauduit International, Inc.	100	1,861
Verso Paper Corp.	90	517
Wausau Paper Corp.	290	2,569

Total Paper & Forest Products		28,862

Personal Products 0.3%
American Oriental Bioengineering, Inc.*	410	3,874
Chattem, Inc.*	110	7,092
China Sky One Med, Inc.*	50	594
Elizabeth Arden, Inc.*	160	2,613
Inter Parfums, Inc.	90	1,348

		Market
	Shares	Value

Mannatech, Inc.	100	$663
Nu Skin Enterprises, Inc. — Class A	330	5,333
Prestige Brands Holdings, Inc.*	220	2,182
Schiff Nutrition International, Inc.*	60	363
USANA Health Sciences, Inc.*	50	1,705

Total Personal Products		25,767

Pharmaceuticals 1.2%
Acura Pharmaceuticals, Inc.*	50	374
Adolor Corp.*	300	1,203
Akorn, Inc.*	380	1,949
Alexza Pharmaceuticals, Inc.*	160	941
Alpharma, Inc. — Class A*	290	6,586
Ardea Biosciences, Inc.*	70	911
Auxilium Pharmaceuticals, Inc.*	270	10,017
Biodel, Inc.*	70	1,178
BioForm Medical, Inc.*	140	708
BioMimetic Therapeutics, Inc.*	90	1,206
Cadence Pharmaceuticals, Inc.*	130	1,338
Caraco Pharmaceutical Laboratories, Ltd.*	70	977
Columbia Laboratories, Inc.*	310	1,265
Cypress Bioscience, Inc.*	250	2,175
Depomed, Inc.*	320	1,248
Discovery Laboratories, Inc.*	640	1,139
Durect Corp.*	490	2,176
Inspire Pharmaceuticals, Inc.*	280	1,058
Javelin Pharmaceuticals, Inc.*	330	805
Jazz Pharmaceuticals, Inc.*	40	270
KV Pharmaceutical Co. — Class A*	220	4,508
MAP Pharmaceuticals, Inc.*	50	492
Medicines Co.*	340	7,551
Medicis Pharmaceutical Corp. — Class A	370	6,793
MiddleBrook Pharmaceuticals, Inc.*	240	528
Noven Pharmaceuticals, Inc.*	160	1,987
Obagi Medical Products, Inc.*	120	1,142
Optimer Pharmaceuticals, Inc.*	160	1,347
Pain Therapeutics, Inc.*	230	1,960
Par Pharmaceutical Cos., Inc.*	230	3,979
Pozen, Inc.*	170	2,071
Questcor Pharmaceuticals, Inc.*	360	1,800
Salix Pharmaceuticals Ltd.*	320	2,554
Sciele Pharma, Inc.*	230	4,289
Sucampo Pharmaceuticals, Inc. — Class A*	60	720
Valeant Pharmaceuticals International*	460	7,875
Viropharma, Inc.*	460	5,663
Vivus, Inc.*	400	3,372
XenoPort, Inc.*	170	7,789

Total Pharmaceuticals		103,944

Real Estate Investment Trusts (REITs) 4.7%
Acadia Realty Trust	210	4,765
Agree Realty Corp.	50	1,444
Alexander’s, Inc.*	10	3,547
American Campus Communities, Inc.	260	7,613
American Capital Agency Corp.	70	1,095
Anthracite Capital, Inc.	360	2,275
Anworth Mortgage Asset Corp.	550	3,272
Arbor Realty Trust, Inc.	90	986
Ashford Hospitality Trust, Inc.	790	3,136
Associated Estates Realty Corp.	100	1,415
BioMed Realty Trust, Inc.	470	12,126
Capital Trust, Inc. — Class A	110	1,696
CapLease, Inc.	300	2,346
Capstead Mortgage Corp.	350	3,822
Care Investment Trust, Inc.	90	968
Cedar Shopping Centers, Inc.	250	3,190
Chimera Investment Corp.	220	1,692

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Cogdell Spencer, Inc.	70	$1,316
Colonial Properties Trust	310	6,188
Corporate Office Properties Trust	260	10,109
Cousins Properties, Inc.	310	6,811
DCT Industrial Trust, Inc.	1,130	9,571
DiamondRock Hospitality Co.	630	5,809
DuPont Fabros Technology, Inc.	80	1,308
EastGroup Properties, Inc.	160	7,424
Education Realty Trust, Inc.	190	2,128
Entertainment Properties Trust	200	10,728
Equity Lifestyle Properties, Inc.	130	6,241
Equity One, Inc.	210	4,055
Extra Space Storage, Inc.	530	7,510
FelCor Lodging Trust, Inc.	420	3,356
First Industrial Realty Trust, Inc.	290	7,189
First Potomac Realty Trust	160	2,541
Franklin Street Properties Corp.	390	4,785
Friedman, Billings, Ramsey Group, Inc.*	980	1,695
Getty Realty Corp.	110	2,058
Glimcher Realty Trust	250	2,328
Gramercy Capital Corp.	280	1,893
Hatteras Financial Corp.	80	1,836
Healthcare Realty Trust, Inc.	340	9,863
Hersha Hospitality Trust	270	1,917
Highwoods Properties, Inc.	380	13,870
Home Properties, Inc.	210	11,554
Inland Real Estate Corp.	380	5,681
Investors Real Estate Trust	380	3,990
JER Investors Trust, Inc.	150	903
Kite Realty Group Trust	130	1,615
LaSalle Hotel Properties	270	6,132
Lexington Corporate Properties Trust	320	4,608
LTC Properties, Inc.	150	4,384
Maguire Properties, Inc.*	250	2,698
Medical Properties Trust, Inc.	440	4,880
MFA Mortgage Investments, Inc.	1,000	6,450
Mid-America Apartment Communities, Inc.	170	9,770
Mission West Properties	130	1,287
Monmouth Real Estate Investment Corp.	130	937
National Health Investors, Inc.	150	4,633
National Retail Properties, Inc.	490	10,359
Newcastle Investment Corp.	350	2,128
NorthStar Realty Finance Corp.	370	3,101
Omega Healthcare Investors, Inc.	460	7,944
One Liberty Properties, Inc.	50	850
Parkway Properties, Inc.	100	3,529
Pennsylvania Real Estate Investment Trust	230	4,237
Post Properties, Inc.	290	9,219
Potlatch Corp.	260	12,108
PS Business Parks, Inc.	100	5,260
RAIT Financial Trust	410	2,726
Ramco-Gershenson Properties	100	2,162
Realty Income Corp.	670	16,877
Redwood Trust, Inc.	220	4,803
Resource Capital Corp.	140	937
Saul Centers, Inc.	60	2,908
Senior Housing Properties Trust	750	15,787
Sovran Self Storage, Inc.	140	5,853
Strategic Hotels & Resorts, Inc.	490	3,866
Sun Communities, Inc.	110	1,868
Sunstone Hotel Investors, Inc.	390	5,047
Tanger Factory Outlet Centers	210	7,841
U-Store-It Trust	330	3,844
Universal Health Realty Income Trust	80	2,798
Urstadt Biddle Properties, Inc.	140	2,317
Washington Real Estate Investment Trust	330	11,306

		Market
	Shares	Value

Winthrop Realty Trust	350	$1,411

Total Real Estate Investment Trusts (REITs)		408,525

Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	40	1,266
Consolidated-Tomoka Land Co.	40	1,584
Forestar Real Estate Group, Inc.*	240	4,339
FX Real Estate and Entertainment, Inc.*	70	128
Grubb & Ellis Co.*	230	761
Maui Land & Pineapple Co., Inc.*	30	855
Meruelo Maddux Properties, Inc.*	280	540
Stratus Properties, Inc.*	40	1,080
Tejon Ranch Co.*	70	2,125
Thomas Properties Group, Inc.	160	1,323

Total Real Estate Management & Development		14,001

Road & Rail 0.7%
Amerco, Inc.*	60	2,763
Arkansas Best Corp.	150	5,571
Celadon Group, Inc.*	140	1,852
Dollar Thrifty Automotive Group*	140	440
Genesee & Wyoming, Inc. — Class A*	200	8,094
Heartland Express, Inc.	370	6,305
Knight Transportation, Inc.	380	7,189
Marten Transport, Ltd.*	100	2,082
Old Dominion Freight Line, Inc.*	180	6,606
Patriot Transportation Holding, Inc.*	10	814
Saia, Inc.*	90	1,575
Universal Truckload Services, Inc.*	40	997
Werner Enterprises, Inc.	280	6,667
YRC Worldwide, Inc.*	380	6,422

Total Road & Rail		57,377

Semiconductors & Semiconductor Equipment 2.7%
Actel Corp.*	170	2,337
Advanced Analogic Technologies, Inc.*	300	1,239
Advanced Energy Industries, Inc.*	220	3,040
Amkor Technology, Inc.*	720	6,307
Anadigics, Inc.*	410	2,448
Applied Micro Circuits Corp.*	430	3,337
Asyst Technologies, Inc.*	330	1,429
Atheros Communications, Inc.*	390	12,090
ATMI, Inc.*	210	4,731
AuthenTec, Inc.*	170	1,299
Axcelis Technologies, Inc.*	680	3,414
Brooks Automation, Inc.*	420	3,280
Cabot Microelectronics Corp.*	160	6,246
Cavium Networks, Inc.*	200	3,210
Ceva, Inc.*	130	1,057
Cirrus Logic, Inc.*	430	2,442
Cohu, Inc.	150	2,388
Cymer, Inc.*	200	5,298
Diodes, Inc.*	190	4,934
DSP Group, Inc.*	160	1,130
Eagle Test Systems, Inc.*	90	1,116
Emcore Corp.*	480	2,362
Entegris, Inc.*	750	4,747
Entropic Communications, Inc.*	60	135
Exar Corp.*	250	1,925
FEI Co.*	240	6,060
Formfactor, Inc.*	320	5,568
Hittite Microwave Corp.*	130	4,150
IXYS Corp.*	160	1,958
Kopin Corp.*	460	1,486
Kulicke & Soffa Industries, Inc.*	350	2,226
Lattice Semiconductor Corp.*	760	1,839
LTX Corp.*	410	894

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Mattson Technology, Inc.*	330	$1,488
Micrel, Inc.	330	3,142
Microsemi Corp.*	520	13,499
Microtune, Inc.*	360	1,170
MIPS Technologies, Inc.*	290	1,102
MKS Instruments, Inc.*	330	6,798
Monolithic Power Systems, Inc.*	170	3,697
Netlogic Microsystems, Inc.*	110	3,521
NVE Corp.*	30	858
OmniVision Technologies, Inc.*	340	3,723
Pericom Semiconductor Corp.*	150	2,139
Photronics, Inc.*	280	1,190
PLX Technology, Inc.*	190	1,045
PMC — Sierra, Inc.*	1,450	10,498
Power Integrations, Inc.*	200	5,464
RF Micro Devices, Inc.*	1,740	5,690
Rubicon Technology, Inc.*	90	1,170
Rudolph Technologies, Inc.*	200	1,746
Semitool, Inc.*	150	1,346
Semtech Corp.*	410	5,974
Sigma Designs, Inc.*	180	3,157
Silicon Image, Inc.*	480	3,365
Silicon Storage Technology, Inc.*	550	1,755
Sirf Technology Holdings, Inc.*	400	1,360
Skyworks Solutions, Inc.*	1,080	10,217
Spansion, Inc.*	840	1,924
Standard Microsystems Corp.*	150	3,978
Supertex, Inc.*	70	2,101
Techwell, Inc.*	100	1,096
Tessera Technologies, Inc.*	320	5,574
Transmeta Corp.*	80	1,166
Trident Microsystems, Inc.*	400	1,188
TriQuint Semiconductor, Inc.*	950	5,348
Ultra Clean Holdings*	130	852
Ultratech, Inc.*	150	2,211
Veeco Instruments, Inc.*	210	3,419
Volterra Semiconductor Corp.*	170	2,788
Zoran Corp.*	340	2,812

Total Semiconductors & Semiconductor Equipment		235,693

Software 3.5%
ACI Worldwide, Inc.*	230	4,499
Actuate Corp.*	400	1,816
Advent Software, Inc.*	110	4,789
American Software, Inc.-Class A	150	822
Ansoft Corp.*	100	3,571
ArcSight, Inc.*	50	566
Blackbaud, Inc.	300	5,358
Blackboard, Inc.*	200	7,992
Bottomline Technologies, Inc.*	150	1,796
Callidus Software, Inc.*	200	960
Commvault Systems, Inc.*	280	4,264
Concur Technologies, Inc.*	280	11,542
Deltek, Inc.*	80	614
DemandTec, Inc.*	130	1,299
Digimarc Corp.*	130	1,859
Double-Take Software, Inc.*	110	1,214
Ebix, Inc.*	10	1,005
Entrust, Inc.*	400	892
Epicor Software Corp.*	390	2,636
EPIQ Systems, Inc.*	230	2,686
Fair Isaac Corp.	320	7,123
FalconStor Software, Inc.*	250	1,728
Guidance Software, Inc.*	60	653
I2 Technologies, Inc.*	100	1,291

		Market
	Shares	Value

Informatica Corp.*	590	$9,552
Interactive Intelligence, Inc.*	90	842
Intervoice, Inc.*	260	2,127
Jack Henry & Associates, Inc.	490	10,579
JDA Software Group, Inc.*	170	2,902
Kenexa Corp.*	150	2,803
Lawson Software, Inc.*	830	6,731
Macrovision Solutions Corp.*	540	8,208
Magma Design Automation, Inc.*	280	1,775
Manhattan Associates, Inc.*	160	3,926
Mentor Graphics Corp.*	589	8,175
MICROS Systems, Inc.*	540	17,107
MicroStrategy, Inc.*	60	3,626
Midway Games, Inc.*	80	300
Monotype Imaging Holdings, Inc.*	100	1,296
MSC.Software Corp.*	300	3,780
Net 1 UEPS Technologies, Inc.*	300	7,074
Netscout Systems, Inc.*	190	2,588
NetSuite, Inc.*	50	863
OpenTV Corp. — Class A*	570	1,009
Opnet Technologies, Inc.*	90	921
Parametric Technology Corp.*	760	14,721
Pegasystems, Inc.	100	1,483
Phoenix Technologies Ltd.*	180	2,173
Progress Software Corp.*	270	7,946
PROS Holdings, Inc.*	90	941
QAD, Inc.	80	560
Quality Systems, Inc.	120	3,942
Quest Software, Inc.*	480	7,253
Radiant Systems, Inc.*	180	2,054
Renaissance Learning, Inc.	60	763
Secure Computing Corp.*	350	1,376
Smith Micro Software, Inc.*	200	1,440
Solera Holdings, Inc.*	340	9,857
Sonic Solutions, Inc.*	150	773
Sourcefire, Inc.*	130	1,027
SPSS, Inc.*	120	3,966
SuccessFactors, Inc.*	150	1,580
Sybase, Inc.*	520	17,477
Symyx Technologies*	220	2,088
Synchronoss Technologies, Inc.*	150	1,758
Take-Two Interactive Software, Inc.*	510	11,628
Taleo Corp.*	150	2,811
TeleCommunication Systems, Inc.-A*	220	1,210
THQ, Inc.*	440	6,679
TIBCO Software, Inc.*	1,230	10,098
Tivo, Inc.*	670	5,146
Tyler Technologies, Inc.*	250	3,995
Ultimate Software Group, Inc.*	160	4,197
Unica Corp.*	90	809
Vasco Data Security International, Inc.*	180	2,462
Wind River Systems, Inc.*	480	5,630

Total Software		305,002

Specialty Retail 2.4%
Aaron Rents, Inc. — Class B	300	8,241
Aeropostale, Inc.*	440	14,190
America’s Car-Mart, Inc.*	70	1,394
Asbury Automotive Group, Inc.	210	2,081
Bebe Stores, Inc.	250	2,593
Big 5 Sporting Goods Corp.	140	1,119
Blockbuster, Inc. — Class A*	1,170	3,264
Borders Group, Inc.*	400	1,960
Brown Shoe Co., Inc.	280	4,519
Buckle, Inc.	100	5,147
Build-A-Bear Workshop, Inc.*	110	721

RYDEX 2x RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

Cabela’s, Inc.*	260	$3,021
Cache, Inc.*	70	991
Casual Male Retail Group, Inc.*	250	1,015
Cato Corp. — Class A	180	3,220
Charlotte Russe Holding, Inc.*	140	1,814
Charming Shoppes, Inc.*	750	4,087
Chico’s FAS, Inc.*	1,170	6,517
Children’s Place Retail Stores, Inc.*	150	5,707
Christopher & Banks Corp.	230	2,001
Circuit City Stores, Inc.*	1,120	2,262
Citi Trends, Inc.*	90	2,082
Coldwater Creek, Inc.*	380	2,478
Collective Brands, Inc.*	420	5,410
Conn’s, Inc.*	60	942
Dress Barn, Inc.*	300	4,839
DSW, Inc. — Class A*	90	1,216
Finish Line, Inc. — Class A	281	3,049
Genesco, Inc.*	150	4,410
Group 1 Automotive, Inc.	150	2,947
Gymboree Corp.*	190	7,106
Haverty Furniture Cos., Inc.	120	1,370
hhgregg, Inc.*	80	801
Hibbett Sports, Inc.*	190	3,999
Hot Topic, Inc.*	290	1,824
J. Crew Group, Inc.*	280	8,053
Jo-Ann Stores, Inc.*	170	3,735
Jos. A. Bank Clothiers, Inc.*	120	2,688
Lumber Liquidators, Inc.*	60	899
MarineMax, Inc.*	110	724
Men’s Wearhouse, Inc.	340	6,769
Midas, Inc.*	90	1,293
Monro Muffler, Inc.	110	2,003
New York & Co, Inc.*	150	1,452
O’Reilly Automotive, Inc.*	121	3,083
Pacific Sunwear of California, Inc.*	470	4,094
PEP Boys-Manny Moe & Jack	280	2,066
Pier 1 Imports, Inc.*	590	2,183
Rent-A-Center, Inc.*	440	9,328
Rex Stores Corp.*	60	736
Sally Beauty Holdings, Inc.*	620	4,588
Shoe Carnival, Inc.*	60	918
Sonic Automotive, Inc. — Class A	170	1,712
Stage Stores, Inc.	250	3,705
Stein Mart, Inc.*	170	760
Syms Corp.*	40	682
Systemax, Inc.	70	1,149
Talbots, Inc.	160	2,242
Tractor Supply Co.*	220	8,362
Tween Brands, Inc.*	160	2,203
Ulta Salon Cosmetics & Fragrance, Inc.*	130	1,226
Wet Seal, Inc.*	610	2,678
Zale Corp.*	230	5,088
Zumiez, Inc.*	130	1,919

Total Specialty Retail		204,675

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*	220	1,294
Carter’s, Inc.*	370	6,116
Cherokee, Inc.	50	1,040
Columbia Sportswear Co.	80	2,985
Crocs, Inc.*	550	2,442
Deckers Outdoor Corp.*	90	10,171
FGX International Holdings, Ltd.*	90	1,044
Fossil, Inc.*	300	8,034
Fuqi Intl, Inc.*	60	526
G-III Apparel Group, Ltd.*	90	1,443

		Market
	Shares	Value

Iconix Brand Group, Inc.*	380	$4,560
K-Swiss, Inc. — Class A	170	2,628
Kenneth Cole Productions, Inc. — Class A	60	837
Lululemon Athletica, Inc.*	120	2,664
Maidenform Brands, Inc.*	150	2,296
Movado Group, Inc.	110	2,365
Oxford Industries, Inc.	90	1,894
Perry Ellis International, Inc.*	80	1,740
Quiksilver, Inc.*	830	6,366
Skechers U.S.A., Inc.*	220	4,158
Steven Madden, Ltd.*	120	2,699
Timberland Co. — Class A*	320	4,589
True Religion Apparel, Inc.*	110	2,842
Under Armour, Inc. — Class A*	220	6,413
Unifi, Inc.*	300	951
Unifirst Corp.	90	4,029
Volcom, Inc.*	120	2,153
Warnaco Group, Inc.*	300	12,585
Weyco Group, Inc.	50	1,452
Wolverine World Wide, Inc.	330	8,821

Total Textiles, Apparel & Luxury Goods		111,137

Thrifts & Mortgage Finance 1.1%
Abington Bancorp, Inc.	160	1,597
Anchor BanCorp Wisconsin, Inc.	130	936
Bank Mutual Corp.	320	3,744
BankFinancial Corp.	130	1,881
Beneficial Mutual Bancorp, Inc.*	220	2,636
Berkshire Hills Bancorp, Inc.	70	1,855
Brookline Bancorp, Inc.	380	3,705
Brooklyn Fed Bancorp, Inc.	20	266
Clifton Savings Bancorp, Inc.	70	753
Corus Bankshares, Inc.*	250	977
Danvers Bancorp, Inc.	120	1,415
Dime Community Bancshares	160	2,677
Doral Financial Corp.*	40	556
Downey Financial Corp.	130	274
Encore Bancshares, Inc.*	40	680
ESSA Bancorp, Inc.	110	1,463
Federal Agricultural Mortgage Corp.	60	1,720
First Financial Holdings, Inc.	80	1,598
First Financial Northwest	150	1,485
First Niagara Financial Group, Inc.	730	10,213
First Place Financial Corp.	120	1,304
FirstFed Financial Corp.	90	720
Flagstar Bancorp, Inc.*	290	1,288
Flushing Financial Corp.	140	2,468
Fox Chase Bancorp, Inc.*	40	472
Guaranty Financial Group, Inc.*	250	827
Home Federal Bancorp Inc/ID	40	412
Kearny Financial Corp.	120	1,542
MASSBANK Corp.	30	1,195
Meridian Interstate Bancorp, Inc.*	70	696
NASB Financial, Inc.	20	510
NewAlliance Bancshares, Inc.	720	9,346
Northwest Bancorp, Inc.	110	2,854
OceanFirst Financial Corp.	60	1,085
Ocwen Financial Corp.*	240	1,450
Oritani Financial Corp.*	90	1,494
PMI Group, Inc.	540	1,355
Provident Financial Services, Inc.	390	5,690
Provident New York Bancorp	270	3,316
Radian Group, Inc.	500	870
Rockville Financial, Inc.	60	844
Roma Financial Corp.	60	929
TrustCo Bank Corp.	500	4,365

RYDEX 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

United Community Financial Corp.	170	$926
United Financial Bancorp, Inc.	120	1,439
ViewPoint Financial Group	70	1,133
Waterstone Financial, Inc.*	50	549
Westfield Financial, Inc.	210	2,068
WSFS Financial Corp.	40	2,178

Total Thrifts & Mortgage Finance		93,756

Tobacco 0.2%
Alliance One International, Inc.*	640	2,861
Star Scientific, Inc.*	440	730
Universal Corp.	180	9,292
Vector Group, Ltd.	210	3,761

Total Tobacco		16,644

Trading Companies & Distributors 0.5%
Aceto Corp.	160	1,203
Aircastle Ltd.	310	3,394
Applied Industrial Technologies, Inc.	280	7,482
Beacon Roofing Supply, Inc.*	290	3,880
DXP Enterprises, Inc.*	20	957
H&E Equipment Services, Inc.*	110	1,400
Houston Wire & Cable Co.	120	2,362
Interline Brands, Inc.*	210	3,316
Kaman Corp. — Class A	170	4,264
Lawson Products, Inc.	30	880
RSC Holdings, Inc.*	310	2,954
Rush Enterprises, Inc.*	220	2,484
TAL International Group, Inc.	100	2,530
Textainer Group Holdings, Ltd.	60	1,123
Watsco, Inc.	150	7,480

Total Trading Companies & Distributors		45,709

Transportation Infrastructure 0.0%(a)
CAI International, Inc.*	50	913

Total Transportation Infrastructure		913

Water Utilities 0.2%
American States Water Co.	110	3,973
Cadiz, Inc.*	80	1,592
California Water Service Group	130	4,776
Connecticut Water Service, Inc.	60	1,504
Consolidated Water Co., Ltd.	100	2,098
Middlesex Water Co.	90	1,547
SJW Corp.	90	2,332
Southwest Water Co.	160	1,727

Total Water Utilities		19,549

Wireless Telecommunication Services 0.3%
Centennial Communications Corp.*	450	3,618
FiberTower Corp.*	800	904
ICO Global Communications Holdings, Ltd.*	680	2,686
IPCS, Inc.*	110	2,959
Rural Cellular Corp.*	90	4,046
Syniverse Holdings, Inc.*	340	5,508
TerreStar Corp.*	380	1,083
USA Mobility, Inc.*	150	1,218
Virgin Mobile USA, Inc. — Class A*	200	546

Total Wireless Telecommunication Services		22,568

Total Common Stocks (Cost $6,843,595)		7,174,558

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 3.2%

State Street Bank & Trust Co., 2.020% dated 07/31/08, to be repurchased at $280,016 on 08/01/08 collateralized by $290,000 FHLB at 5% due 06/11/18 with a value of $286,013	$280,000	$280,000

Total REPURCHASE AGREEMENTS (Cost $280,000)		280,000

Total Investments 86.5% (Cost $7,123,595)		7,454,558

Other Assets in Excess of Liabilities — 13.5%		1,160,190

Net Assets — 100.0%		$8,614,748

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED

September 2008 Russell 2000 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $2,989,560.)	42	$12,426

Units

EQUITY INDEX SWAP AGREEMENTS

Goldman Sachs October 2008 Russell 2000 Index Swap, Terminating 10/1/08** (Notional Market Value $7,175,989)	10,043	$346,384

*	Non-Income Producing Security.

**	Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

FHLB—Federal Home Loans Bank

RYDEX INVERSE 2x RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 79.0%

State Street Bank & Trust Co., 2.020%, dated 07/31/08, to be repurchased at $12,774,717 on 08/01/08 collateralized by $12,885,000 FNMA at 4.375% due 07/17/13 with a value of $13,029,956	$12,774,000	$12,774,000

Total Repurchase Agreements (Cost $12,774,000)		12,774,000

UNITED STATES TREASURY BILLS 15.8%

United States Treasury Bills
1.65%, due 08/21/08†	$1,200,000	1,198,900
1.24%, due 08/14/08†	350,000	349,843
1.70%, due 08/28/08†	1,000,000	998,725

Total United States Treasury Bills (Cost $2,547,468)		2,547,468

Total Investments 94.8% (Cost $15,321,468)		15,321,468

Other Assets in Excess of Liabilities — 5.2%		841,476

Net Assets — 100.0%		$16,162,944

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT

September 2008 Russell 2000 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $3,060,740)	43	$(153,741)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2008 Russell 2000 Index Swap, Terminating 08/20/08** (Notional Market Value $24,624,017)	34,462	$1,096,342

Goldman Sachs October 2008 Russell 2000 Index Swap, Terminating 10/01/08** (Notional Market Value $4,456,018)	6,236	(761,139)

(Total Notional Market Value $29,080,035)		$335,203

**	Price return based on S&P Russell 2000 Index + / - financing at a variable rate.

†	Security or portions of the security was pledged as collateral for a swap agreement sold short.

FNMA — Federal National Mortgage Association

RYDEX 2x S&P SELECT SECTOR ENERGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 85.4%

Energy Equipment & Services 21.8%
Baker Hughes, Inc.	1,140	$94,517
BJ Services Co.	1,450	42,630
Cameron International Corp.*	630	30,089
ENSCO International, Inc.	420	29,039
Halliburton Co.	3,060	137,149
Nabors Industries, Ltd.*	1,350	49,221
National-Oilwell Varco, Inc.*	1,930	151,756
Noble Corp.	1,320	68,468
Rowan Cos., Inc.	900	35,820
Schlumberger, Ltd.	2,490	252,984
Smith International, Inc.	590	43,884
Transocean, Inc.*	1,180	160,516
Weatherford International, Ltd.*	2,830	106,776

Total Energy Equipment & Services		1,202,849

Oil, Gas & Consumable Fuels 63.6%
Anadarko Petroleum Corp.	1,780	103,080
Apache Corp.	1,260	141,334
Cabot Oil & Gas Corp.	280	12,323
Chesapeake Energy Corp.	2,180	109,327
Chevron Corp.	6,240	527,654
ConocoPhillips	4,730	386,063
CONSOL Energy, Inc.	1,100	81,829
Devon Energy Corp.	1,590	150,875
El Paso Corp.	3,370	60,424
EOG Resources, Inc.	1,000	100,530
Exxon Mobil Corp.	9,920	797,866
Hess Corp.	1,310	132,834
Marathon Oil Corp.	2,520	124,664
Massey Energy Co.	230	17,078
Murphy Oil Corp.	940	74,946
Noble Energy, Inc.	500	36,935
Occidental Petroleum Corp.	2,750	216,782
Peabody Energy Corp.	790	53,444
Range Resources Corp.	450	21,852
Southwestern Energy Co.*	1,000	36,310
Spectra Energy Corp.	1,840	49,993
Sunoco, Inc.	590	23,960
Tesoro Corp.	400	6,176
Valero Energy Corp.	1,840	61,474
Williams Cos., Inc.	2,440	78,202
XTO Energy, Inc.	2,190	103,434

Total Oil, Gas & Consumable Fuels		3,509,389

Total Common Stocks (Cost $5,429,716)		4,712,238

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 6.7%
State Street Bank & Trust Co., 2.020%, Dated 07/31/08 to be repurchased at $369,021 on 08/01/08 collateralized by $370,000 FFCB at 4.875% due 12/16/15 with a value of $380,638	$369,000	$369,000

Total REPURCHASE AGREEMENTS (Cost $369,000)		369,000

Total Investments 92.1% (Cost $5,798,716)		5,081,238

Other Assets in Excess of Liabilities — 7.9%		438,524

Net Assets — 100.0%		$5,519,762

	Units	Unrealized Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED
Credit Suisse First Boston August 2008 S&P Select Sector Energy Index Swap, Terminating 08/20/08** (Notional Market Value $6,349,117)	8,459	$(1,150,883)

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Energy Index + / - financing at a variable rate.

FFCB—Federal Farm Credit Bank

RYDEX INVERSE 2x S&P SELECT SECTOR ENERGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 64.9%
State Street Bank & Trust Co., 2.020%, Dated 07/31/08 to be repurchased at $6,119,343 on 08/01/08 collateralized by $5,740,000 FHLB at 5.500% due 08/13/14 with a value of $6,242,250	$6,119,000	$6,119,000

Total REPURCHASE AGREEMENTS (Cost $6,119,000)		6,119,000

Total Investments 64.9% (Cost $6,119,000)		6,119,000

Other Assets in Excess of Liabilities — 35.1%		3,309,056

Net Assets — 100.0%		$9,428,056

	Units	Unrealized Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2008 S&P Select Sector Energy Index Swap, Terminating 08/20/08** (Notional Market Value $18,818,336)	25,072	$1,881,664

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Energy Index + / - financing at a variable rate.

FHLB—Federal Home Loan Bank

RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 84.0%

Capital Markets 16.4%
American Capital, Ltd.	950	$19,304
Ameriprise Financial, Inc.	1,040	44,200
Bank of New York Mellon Corp.	5,330	189,215
Charles Schwab Corp.	4,330	99,114
E*TRADE Financial Corp.*	2,210	6,674
Federated Investors, Inc. — Class B	400	13,144
Franklin Resources, Inc.	730	73,445
Goldman Sachs Group, Inc.	1,840	338,634
Janus Capital Group, Inc.	680	20,631
Legg Mason, Inc.	660	26,631
Lehman Brothers Holdings, Inc.	3,250	56,355
Merrill Lynch & Co., Inc.	6,370	169,760
Morgan Stanley	5,160	203,717
Northern Trust Corp.	890	69,571
State Street Corp.	1,990	142,564
T. Rowe Price Group, Inc.	1,210	72,419

Total Capital Markets		1,545,378

Commercial Banks 14.3%
BB&T Corp.	2,550	71,451
Comerica, Inc.	700	20,104
Fifth Third Bancorp	2,680	37,440
First Horizon National Corp.*	870	8,178
Huntington Bancshares, Inc.	1,710	12,004
KeyCorp	2,260	23,843
M&T Bank Corp.	360	25,337
Marshall & Ilsley Corp.	1,210	18,392
National City Corp.	3,540	16,744
PNC Financial Services Group, Inc.	1,610	114,777
Regions Financial Corp.	3,240	30,715
SunTrust Banks, Inc.	1,640	67,338
U.S. Bancorp	8,109	248,216
Wachovia Corp.	9,969	172,165
Wells Fargo & Co.	15,399	466,128
Zions Bancorp	500	14,635

Total Commercial Banks		1,347,467

Consumer Finance 3.6%
American Express Co.	5,400	200,448
Capital One Financial Corp.	1,750	73,255
Discover Financial Services	2,230	32,670
SLM Corp.*	2,180	37,343

Total Consumer Finance		343,716

Diversified Financial Services 22.2%
Bank of America Corp.	21,249	699,092
CIT Group, Inc.	1,320	11,194
Citigroup, Inc.	25,378	474,315
CME Group, Inc.	250	90,032
IntercontinentalExchange, Inc.*	330	32,934
JPMorgan Chase & Co.	16,099	654,102
Leucadia National Corp.	820	36,711
Moody’s Corp.	950	33,070
NYSE Euronext	1,240	58,578

Total Diversified Financial Services		2,090,028

Insurance 18.7%
AFLAC, Inc.	2,220	123,454
Allstate Corp.	2,570	118,785
American International Group, Inc.	12,529	326,381
Aon Corp.	1,390	63,662
Assurant, Inc.	450	27,054
Chubb Corp.	1,700	81,668
Cincinnati Financial Corp.	760	21,158
Genworth Financial, Inc. — Class A	2,020	32,259
Hartford Financial Services Group, Inc.	1,470	93,183

		Market
	Shares	Value

Lincoln National Corp.	1,210	$57,717
Loews Corp.	1,690	75,306
Marsh & McLennan Cos., Inc.	2,380	67,235
MBIA, Inc.*	990	5,871
MetLife, Inc.	3,310	168,049
Principal Financial Group, Inc.	1,210	51,437
Progressive Corp.	3,160	63,990
Prudential Financial, Inc.	2,030	140,009
SAFECO Corp.	420	27,787
Torchmark Corp.	420	24,381
Travelers Cos., Inc.	2,820	124,419
Unum Group	1,610	38,898
XL Capital, Ltd. — Class A	1,420	25,404

Total Insurance		1,758,107

Real Estate Investment Trusts (REITs) 6.7%
Apartment Investment & Management Co. — Class A	420	14,351
AvalonBay Communities, Inc.	360	35,896
Boston Properties, Inc.	560	53,866
Developers Diversified Realty Corp.	560	17,898
Equity Residential Properties Trust	1,260	54,394
General Growth Properties, Inc.	1,250	34,263
HCP, Inc.	1,100	39,677
Host Hotels & Resorts, Inc.	2,430	31,857
Kimco Realty Corp.	1,180	41,642
Plum Creek Timber Co., Inc.	800	38,976
ProLogis	1,220	59,634
Public Storage, Inc.	580	47,496
Simon Property Group, Inc.	1,050	97,262
Vornado Realty Trust	630	59,894

Total Real Estate Investment Trusts (REITs)		627,106

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. — Class A*	810	11,380

Total Real Estate Management & Development		11,380

Thrifts & Mortgage Finance 2.0%
Federal Home Loan Mortgage Corp.	3,010	24,592
Federal National Mortgage Association	4,960	57,040
Hudson City Bancorp, Inc.	2,420	44,189
MGIC Investment Corp.	580	3,712
Sovereign Bancorp, Inc.*	2,230	21,230
Washington Mutual, Inc.	6,920	36,883

Total Thrifts & Mortgage Finance		187,646

Total Common Stocks (Cost $8,144,249)		7,910,828

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 7.5%

State Street Bank & Trust Co., 2.020%, Dated 07/31/08 to be repurchased at $701,039 on 08/01/08 collateralized by $660,000 FHLB at 5.500% due 08/13/14 with a value of $717,750	$701,000	$701,000

Total Repurchase Agreements (Cost $701,000)		701,000

Total Investments 91.5% (Cost $8,845,249)		8,611,828

Other Assets in Excess of Liabilities — 8.5%		801,790

Net Assets — 100.0%		$9,413,618

RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2008 S&P Select Sector Financial Index Swap, Terminating 08/20/08** (Notional Market Value $10,900,570)	50,816	$(749,430)

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Financial Index + / - financing at a variable rate.

FHLB—Federal Home Loans Bank

RYDEX INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 86.0%
State Street Bank & Trust Co., 2.020%, Dated 07/31/08 to be repurchased at $6,197,348 on 08/01/08 collateralized by $5,815,000 FHLB at 5.500% due 08/13/14 with a value of $6,323,813	$6,197,000	$6,197,000

Total REPURCHASE AGREEMENTS (Cost $6,197,000)		6,197,000

Total Investments 86.0% (Cost $6,197,000)		6,197,000

Other Assets in Excess of Liabilities — 14.0%		1,010,579

Net Assets — 100.0%		$7,207,579

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Credit Suisse First Boston August 2008 S&P Select Sector Financial Index Swap, Terminating 08/20/08** (Notional Market Value $14,427,042)	67,256	$(277,042)

**	Price return based on S&P Select Sector Financial Index + / - financing at a variable rate.

FHLB—Federal Home Loan Bank

RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 85.7%

Communications Equipment 11.6%
Ciena Corp.*	270	$5,581
Cisco Systems, Inc.*	14,390	316,436
Corning, Inc.	3,910	78,239
JDS Uniphase Corp.*	690	7,542
Juniper Networks, Inc.*	1,330	34,620
Motorola, Inc.	5,590	48,297
QUALCOMM, Inc.	3,980	220,253
Tellabs, Inc.*	1,190	6,117

Total Communications Equipment		717,085

Computers & Peripherals 19.7%
Apple, Inc.*	2,150	341,742
Dell, Inc.*	4,980	122,359
EMC Corp.*	5,120	76,851
Hewlett-Packard Co.	5,460	244,608
International Business Machines Corp.	2,690	344,266
Lexmark International, Inc. — Class A*	280	9,822
NetApp, Inc.*	900	22,995
QLogic Corp.*	440	8,290
SanDisk Corp.*	600	8,460
Sun Microsystems, Inc.*	1,990	21,154
Teradata Corp.*	500	11,710

Total Computers & Peripherals		1,212,257

Diversified Telecommunication Services 12.0%
AT&T, Inc.	14,470	445,821
CenturyTel, Inc.	300	11,157
Embarq Corp.	390	17,850
Frontier Communications Corp.	920	10,635
Qwest Communications International, Inc.	3,940	15,090
Verizon Communications, Inc.	6,590	224,324
Windstream Corp.	1,210	14,423

Total Diversified Telecommunication Services		739,300

Electronic Equipment & Instruments 1.5%
Agilent Technologies, Inc.*	920	33,175
Jabil Circuit, Inc.	620	10,081
Molex, Inc.	400	9,812
Tyco Electronics, Ltd.	1,210	40,100

Total Electronic Equipment & Instruments		93,168

Internet Software & Services 7.1%
Akamai Technologies, Inc.*	460	10,736
eBay, Inc.*	2,740	68,966
Google, Inc. — Class A*	570	270,038
VeriSign, Inc.*	510	16,595
Yahoo!, Inc.*	3,420	68,024

Total Internet Software & Services		434,359

IT Services 5.1%
Affiliated Computer Services, Inc. — Class A*	270	13,014
Automatic Data Processing, Inc.	1,300	55,523
Cognizant Technology Solutions Corp. — Class A*	750	21,052
Computer Sciences Corp.*	400	18,948
Convergys Corp.*	400	5,080
Electronic Data Systems Corp.	1,300	32,253
Fidelity National Information Services, Inc.	460	8,717
Fiserv, Inc.*	430	20,563
Mastercard, Inc — Class A	180	43,947
Paychex, Inc.	820	26,994
Total System Services, Inc.	480	9,398
Unisys Corp.*	1,210	4,465
Western Union Co.	1,870	51,687

Total IT Services		311,641

		Market
	Shares	Value

Office Electronics 0.5%
Xerox Corp.	2,290	$31,236

Total Office Electronics		31,236

Semiconductors & Semiconductor Equipment 11.1%
Advanced Micro Devices, Inc.*	1,700	7,157
Altera Corp.	810	17,779
Analog Devices, Inc.	760	23,188
Applied Materials, Inc.	3,390	58,715
Broadcom Corp. — Class A*	1,150	27,933
Intel Corp.	13,950	309,550
KLA-Tencor Corp.	450	16,916
Linear Technology Corp.	590	18,319
LSI Logic Corp.*	1,830	12,700
MEMC Electronic Materials, Inc.*	570	26,340
Microchip Technology, Inc.	500	15,965
Micron Technology, Inc.*	2,080	10,046
National Semiconductor Corp.	590	12,361
Novellus Systems, Inc.*	300	6,111
NVIDIA Corp.*	1,400	16,016
Teradyne, Inc.*	580	5,435
Texas Instruments, Inc.	3,270	79,723
Xilinx, Inc.	750	18,622

Total Semiconductors & Semiconductor Equipment		682,876

Software 15.5%
Adobe Systems, Inc.*	1,330	54,995
Autodesk, Inc.*	580	18,496
BMC Software, Inc.*	510	16,774
CA, Inc.	1,020	24,337
Citrix Systems, Inc.*	490	13,054
Compuware Corp.*	810	8,910
Electronic Arts, Inc.*	800	34,544
Intuit, Inc.*	830	22,684
Microsoft Corp.	19,510	501,797
Novell, Inc.*	1,110	6,183
Oracle Corp.*	9,730	209,487
Symantec Corp.*	2,140	45,090

Total Software		956,351

Wireless Telecommunication Services 1.6%
American Tower Corp. — Class A*	1,000	41,900
Sprint Nextel Corp.*	7,070	57,550

Total Wireless Telecommunication Services		99,450

Total Common Stocks (Cost $5,798,942)		5,277,723

	Face
	Amount

REPURCHASE AGREEMENTS 3.8%

State Street Bank & Trust Co., 2.020% Dated 07/31/08 to be repurchased at $231,013 on 08/01/08 collateralized by $230,000 FFCB at 4.875% due 12/16/15 with a value of $236,613	$231,000	$231,000
Total REPURCHASE AGREEMENTS (Cost $231,000)		231,000

Total Investments 89.5% (Cost $6,029,942)		5,508,723

Other Assets in Excess of Liabilities —10.5%		648,884

Net Assets — 100.0%		$6,157,607

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2008

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2008 S&P Select Sector Technology Index Swap, Terminating 08/20/08**(Notional Market Value $7,037,055)	31,504	$(762,945)

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Technology Index.

+/- financing at a variable rate.

FFCB — Federal Farm Credit Bank

RYDEX INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 69.7%

State Street Bank & Trust Co., 2.020% Dated 07/31/08 to be repurchased at $6,203,348 on 08/01/08 collateralized by $5,820,000 FHLB at 5.500% due 08/13/14 with a value of $6,329,250	$6,203,000	$6,203,000

Total REPURCHASE AGREEMENTS (Cost $6,203,000)		6,203,000

Total Investments 69.7% (Cost $6,203,000)		6,203,000

Other Assets in Excess of Liabilities —30.3%		2,699,203

Net Assets — 100.0%		$8,902,203

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2008 S&P Select Sector Technology Index Swap, Terminating 08/20/08** (Notional Market Value $17,427,336)	78,020	$1,372,664

**	Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

FHLB — Federal Home Loan Bank

RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

		Market
	Shares	Value

COMMON STOCKS 82.6%

Biotechnology 11.4%
Amgen, Inc.*	5,110	$320,039
Biogen Idec, Inc.*	1,410	98,362
Celgene Corp.*	2,050	154,754
Genzyme Corp.*	1,290	98,879
Gilead Sciences, Inc.*	4,330	233,733

Total Biotechnology		905,767

Health Care Equipment & Supplies 14.7%
Baxter International, Inc.	2,990	205,144
Becton, Dickinson & Co.	1,180	100,194
Boston Scientific Corp.*	6,380	75,858
C.R. Bard, Inc.	500	46,420
Covidien, Ltd.	2,350	115,714
Hospira, Inc.*	750	28,620
Intuitive Surgical, Inc.*	180	56,032
Medtronic, Inc.	5,300	279,999
St Jude Medical, Inc.*	1,630	75,925
Stryker Corp.	1,140	73,177
Varian Medical Systems, Inc.*	590	35,400
Zimmer Holdings, Inc.*	1,100	75,801

Total Health Care Equipment & Supplies		1,168,284

Health Care Providers & Services 13.2%
Aetna, Inc.	2,340	95,963
AmerisourceBergen Corp.	790	33,077
Cardinal Health, Inc.	1,690	90,804
CIGNA Corp.	1,360	50,347
Coventry Health Care, Inc.*	710	25,113
DaVita, Inc.*	490	27,366
Express Scripts, Inc.*	1,240	87,470
Humana, Inc.*	850	37,323
Laboratory Corp. of America Holdings*	520	35,142
McKesson Corp.	1,340	75,027
Medco Health Solutions, Inc.*	2,450	121,471
Patterson Cos., Inc.*	570	17,801
Quest Diagnostics, Inc.	770	40,933
Tenet Healthcare Corp.*	2,330	13,491
UnitedHealth Group, Inc.	5,820	163,426
WellPoint, Inc.*	2,540	133,223

Total Health Care Providers & Services		1,047,977

Health Care Technology 0.2%
IMS Health, Inc.	890	18,601

Total Health Care Technology		18,601

Life Sciences Tools & Services 2.7%
Applera Corp. — Applied Biosystems Group	840	31,021
Millipore Corp.*	290	20,402
PerkinElmer, Inc.	560	16,296
Thermo Fisher Scientific Inc.*	1,960	118,619
Waters Corp.*	470	31,932

Total Life Sciences Tools & Services		218,270

Pharmaceuticals 40.4%
Abbott Laboratories	6,140	345,928
Allergan, Inc.	1,480	76,856
Barr Pharmaceuticals, Inc.*	510	33,650
Bristol-Myers Squibb Co.	9,350	197,472
Eli Lilly & Co.	4,650	219,061
Forest Laboratories, Inc.*	1,450	51,489
Johnson & Johnson	13,240	906,543
King Pharmaceuticals, Inc.*	1,250	14,388
Merck & Co., Inc.	10,080	331,632
Mylan Inc.*	1,430	18,547
Pfizer, Inc.	31,770	593,146
Schering-Plough Corp.	7,700	162,316

		Market
	Shares	Value

Watson Pharmaceuticals, Inc.*	520	$15,033
Wyeth	6,290	254,871

Total Pharmaceuticals		3,220,932

Total Common Stocks (Cost $6,368,645)		6,579,831

	Face
	Amount

REPURCHASE AGREEMENTS 8.7%

State Street Bank & Trust Co., 2.020%, dated 07/31/08, to be repurchased at $697,039 on 08/01/08 collateralized by $655,000 FHLB at 5.500% due 08/13/14 with a value of $712,313	$697,000	$697,000

Total Repurchase Agreements (Cost $697,000)		697,000

Total Investments 91.3% (Cost $7,065,645)		7,276,831

Other Assets in Excess of Liabilities — 8.7%		694,269

Net Assets — 100.0%		$7,971,100

	Units	Unrealized Gain

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2008 S&P Select Sector Health Care Index Swap, Terminating 08/20/08** (Notional Market Value $9,352,544)	29,066	$282,544

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

FHLB — Federal Home Loan Bank

RYDEX INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 87.8%

State Street Bank & Trust Co., 2.020%, dated 07/31/08, to be repurchased at $6,139,344 on 08/01/08 collateralized by $5,760,000 FHLB at 5.500% due 08/13/14 with a value of
$6,264,000	$6,139,000	$6,139,000

Total Repurchase Agreements (Cost $6,139,000)		6,139,000

Total Investments 87.8% (Cost $6,139,000)		6,139,000

Other Assets in Excess of Liabilities — 12.2%		855,476

Net Assets — 100.0%		$6,994,476

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2008 S&P Select Sector Health Care Index Swap, Terminating 08/20/08** (Notional Market Value $13,765,559)	42,781	$(545,559)

**	Price return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

FHLB — Federal Home Loan Bank

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

SECURITY VALUATION
Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.
Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with the procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.
On September 15, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standard No. 157 Fair Value Measurement (“FAS 157”) which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds’ financial statements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2008

FEDERAL INCOME TAX COST
The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at July 31, 2008 were as follows:

				Net Unrealized
	Identified	Gross Unrealized	Gross Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Rydex Russell Top 50 ETF	571,413,581	19,610,001	(78,272,245)	(58,662,244)
Rydex S&P Equal Weight ETF	1,495,984,301	64,313,938	(352,599,325)	(288,285,387)
Rydex S&P 500 Pure Value ETF	31,064,870	344,297	(8,747,618)	(8,403,321)
Rydex S&P 500 Pure Growth ETF	47,906,435	2,825,389	(8,276,943)	(5,451,554)
Rydex S&P MidCap 400 Pure Value ETF	14,954,249	397,125	(3,909,105)	(3,511,980)
Rydex S&P MidCap 400 Pure Growth ETF	33,634,455	1,744,483	(3,167,284)	(1,422,801)
Rydex S&P SmallCap 600 Pure Value ETF	32,892,150	2,143,084	(7,013,775)	(4,870,691)
Rydex S&P SmallCap 600 Pure Growth ETF	6,446,073	356,240	(1,140,681)	(784,441)
Rydex S&P Equal Weight Materials ETF	5,738,592	213,786	(723,453)	(509,667)
Rydex S&P Equal Weight Industrials ETF	8,051,886	461,041	(893,872)	(432,831)
Rydex S&P Equal Weight Technology ETF	25,623,812	482,673	(4,117,066)	(3,634,393)
Rydex S&P Equal Weight Health Care ETF	54,808,990	2,693,818	(3,249,358)	(555,540)
Rydex S&P Equal Weight Consumer Staples ETF	9,799,483	586,297	(699,447)	(113,150)
Rydex S&P Equal Weight Consumer Discretionary ETF	9,161,818	13,106	(2,519,032)	(2,505,926)
Rydex S&P Equal Weight Energy ETF	12,342,194	2,031,094	(1,061,686)	969,408
Rydex S&P Equal Weight Financials ETF	6,714,346	147,861	(2,303,961)	(2,156,100)
Rydex S&P Equal Weight Utilities ETF	5,748,632	242,427	(590,206)	(347,779)
Rydex 2x S&P 500 ETF	47,491,066	977,552	(2,727,262)	(1,749,710)
Rydex Inverse 2x S&P 500 ETF	68,229,749	—	—	—
Rydex 2x S&P MidCap 400 ETF	9,947,737	215,117	(764,289)	(549,172)
Rydex Inverse 2x S&P MidCap 400 ETF	10,483,086	—	—	—
Rydex 2x Russell 2000® ETF	7,123,595	676,185	(345,222)	330,963
Rydex Inverse 2x Russell 2000® ETF	15,321,468	—	—	—
Rydex 2x S&P Select Sector Energy ETF	5,798,716	1,000	(718,478)	(717,478)
Rydex Inverse 2x S&P Select Sector Energy ETF	6,119,000	—	—	—
Rydex 2x S&P Select Sector Financial ETF	8,845,249	164,776	(398,197)	(233,421)
Rydex Inverse 2x S&P Select Sector Financial ETF	6,197,000	—	—	—
Rydex 2x S&P Select Sector Technology ETF	6,029,942	57,921	(579,139)	(521,218)
Rydex Inverse 2x S&P Select Sector Technology ETF	6,203,000	—	—	—
Rydex 2x S&P Select Sector Health Care ETF	7,065,645	349,604	(138,418)	211,186
Rydex Inverse 2x S&P Select Sector Health Care ETF	6,139,000	—	—	—
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available without charge and upon request, by calling (800) 820-0888; as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 3. Exhibits.
          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust
By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:

By:	/s/ Nick Bonos
Nick Bonos
Treasurer

Date: